                                                        Registration No. 2-89972

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-6

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                        [_]

                         Pre-Effective Amendment No.                [_]

                      Post-Effective Amendment No. 26               [X]
                                                   --

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                    [_]

                              Amendment No. 2                       [X]
                                           ---

                        (Check appropriate box or boxes.)

                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                 THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)

              720 East Wisconsin Avenue, Milwaukee, Wisconsin          53202
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices)        (Zip Code)

         Depositor's Telephone Number, including Area Code 414-271-1444
                                                           ---------------------
         ROBERT J. BERDAN, Vice President, General Counsel and Secretary
              720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate space)

______  immediately upon filing pursuant to paragraph (b) of Rule 485
______  on (DATE) pursuant to paragraph (b) of Rule 485
______  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  X     on May 1, 2003 pursuant to paragraph (a)(1) of Rule 485
------
______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

--------------------------------------------------------------------------------

                              CROSS-REFERENCE SHEET

N-6, Part A                                Heading in
Item                                       Prospectus
-----------                                ----------

     1 .................................   Front Cover Page, Back Cover Page
     2 .................................   Summary of Benefits and Risks
     3 .................................   Fee Tables
     4 .................................   Northwestern Mutual, The Account, The
                                           Funds, Voting Rights, Guarantee of
                                           Premiums, Deductions and Charges
     5 .................................   Deductions and Charges, Deductions
                                           from Premiums for Whole Life and
                                           Extra Ordinary Life Policies,
                                           Deductions for Single Premium Life
                                           Policies, Charges Against the Account
                                           Assets
     6 .................................   Premiums, Death Benefit, Annual
                                           Dividends, Other Policy Provisions,
                                           Allocations to the Account, Transfers
                                           Between Divisions, Right to Exchange
                                           for a Fixed Benefit Policy
     7 .................................   Premiums, Requirements for Insurance,
                                           Policy Loans, Extended Term and
                                           Paid-Up Insurance, Grace Period,
                                           Allocations to the Account, Cash
                                           Value, Transfers Between Divisions
     8 .................................   Death Benefit, Other Policy
                                           Provisions, Extended Term and Paid-Up
                                           Insurance
     9 .................................   Cash Value, Policy Loans
     10 ................................   Policy Loans
     11 ................................   Reinstatement, Cash Value, Extended
                                           Term and Paid-Up Insurance, Grace
                                           Period
     12 ................................   Tax Treatment of Policy Benefits
     13 ................................   Legal Proceedings
     14 ................................   Financial Statements

--------------------------------------------------------------------------------
N-6, Part B                                Heading in Statement
Item                                       of Additional Information
-----------                                -------------------------

     15 ................................   Cover Page, Table of Contents
     16 ................................   General Information, History
     17 ................................   Experts
     18 ................................   Not applicable
     19 ................................   Not applicable
     20 ................................   Distribution of the Policies
     21 ................................   Not applicable
     22 ................................   Not applicable
     23 ................................   Not applicable
     24 ................................   Financial Statements

May 1, 2003

         Variable Life


         Whole Life

         Extra Ordinary Life

         Single Premium Life




                                                         (PHOTO)

Northwestern Mutual
Variable Life Account



       Northwestern Mutual                         The Northwestern Mutual Life
       Series Fund, Inc.,                          Insurance Company
       Fidelity VIP Mid Cap Portfolio and          720 East Wisconsin Avenue
       Russell Investment Funds                    Milwaukee, Wisconsin 53202
                                                   (414) 271-1444

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

We no longer issue the three Policies described in this prospectus. The Variable CompLife Policy we currently offer is described in a separate prospectus.

                     P  r  o  s  p  e  c  t  u  s  e  s

CONTENTS FOR THIS PROSPECTUS


                                                       Page
                                                       ----
Prospectus ..........................................    1
  Northwestern Mutual Variable Life .................    1
Summary of Benefits and Risks .......................    3
  Benefits of the Policies ..........................    3
    Death Benefit ...................................    3
    Access to Your Values ...........................    3
    Flexibility .....................................    3
    Tax Benefits ....................................    3
  Risks of the Policies .............................    3
    Investment Risk .................................    3
    Policy as Long-Term Investment ..................    3
    Policy Lapse ....................................    3
    Limitations on Access to Your Values ............    3
    Adverse Tax Consequences ........................    3
Fee Tables ..........................................    4
  Transaction Fees ..................................    4
  Periodic Charges Other Than Fund Operating
    Expenses ........................................    5
  Annual Fund Operating Expenses ....................    6
The Northwestern Mutual Life Insurance Company,
  Northwestern Mutual Variable Life Account,
  Northwestern Mutual Series Fund, Inc.,
  Fidelity VIP Mid Cap Portfolio and
  Russell Investment Funds ..........................    8
   Northwestern Mutual ..............................    8
   The Account ......................................    8
  The Funds .........................................    8
   Northwestern Mutual Series Fund, Inc .............    8
   Fidelity VIP Mid Cap Portfolio ...................    8
   Russell Investment Funds .........................    8
Information about the Policies ......................    9
  Requirements for Insurance ........................    9
  Premiums ..........................................    9
  Grace Period ......................................   10
  Allocations to the Account ........................   10
  Transfers Between Divisions .......................   10
  Deductions and Charges ............................   11
  Deductions from Premiums for Whole
   Life and Extra Ordinary Life Policies ............   11
  Deductions for Single Premium
   Life Policies ....................................   12
  Charges Against the Account Assets ................   12
  Guarantee of Premiums, Deductions
   and Charges ......................................   12
  Death Benefit .....................................   13
    Variable Insurance Amount .......................   13
    Whole Life Policy and Single
     Premium Life Policy ............................   13
    Extra Ordinary Life Policy ......................   14
  Cash Value ........................................   15
  Annual Dividends ..................................   15
  Policy Loans ......................................   16
  Extended Term and Paid-Up Insurance ...............   16
  Reinstatement .....................................   17
  Right to Exchange for a Fixed
   Benefit Policy ...................................   17
  Other Policy Provisions ...........................   17
    Owner ...........................................   17
    Beneficiary .....................................   17
    Incontestability ................................   17
    Suicide .........................................   17
    Misstatement of Age or Sex ......................   17
    Collateral Assignment ...........................   17
    Payment Plans ...................................   17
    Deferral of Determination and Payment ...........   17
  Voting Rights .....................................   17
  Substitution of Fund Shares
   and Other Changes ................................   18
  Reports ...........................................   18
  Special Policy for Employers ......................   18
  Financial Statements ..............................   18
  Legal Proceedings .................................   18
  Illustrations .....................................   18
 Tax Treatment of Policy Benefits ...................   18
    General .........................................   18
    Life Insurance Qualifications ...................   18
    Tax Treatment of Life Insurance .................   19
    Modified Endowment Contracts ....................   19
    Other Tax Considerations ........................   20

P R O S P E C T U S




Northwestern Mutual Variable Life


      .  Whole Life
      .  Extra Ordinary Life
      .  Single Premium Life

SUMMARY OF BENEFITS AND RISKS

The following summary identifies some of the benefits and risks of the three Policies described in this prospectus. It omits important information which is included elsewhere in this prospectus, in the attached mutual fund prospectuses and in the terms of the Policies.

Benefits of the Policies

Death Benefit The primary benefit of each Policy is the life insurance protection that it provides. For each Policy the death benefit includes a guaranteed amount which will not be reduced during the lifetime of the insured so long as you pay premiums when they are due and no Policy debt is outstanding. The remainder of the death benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The Extra Ordinary Life Policy also provides some term insurance during the early Policy years. The death benefit is increased by the amount of any paid-up additions which you have purchased with any dividends that we pay. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy.

Access to Your Values You may surrender your Policy for the cash value at any time during the lifetime of the insured. We will permit a partial surrender so long as the Policy that remains meets our regular size requirements. You may borrow up to 90% of your Policy's cash value using the Policy as security. The limit is 75% of the cash value during the first two Policy years.

Flexibility You may direct the allocation of your premiums and apportion the Account assets supporting your Policy among the 24 divisions of the Account, using as many as six divisions at any time. You may transfer accumulated amounts from one division to another as often as four times in a Policy year.

Tax Benefits You are generally not taxed on your Policy's investment gains until you surrender the Policy.

Risks of the Policies

Investment Risk Your Policy allows you to participate in the investment experience of the Account divisions you select. You bear the corresponding investment risks. These risks are described in the attached prospectuses for the Funds.

Policy as Long-Term Investment Your Policy is designed to serve your need for long-term life insurance protection. It is not a suitable investment for short-term goals. We have not designed the Policies for frequent trading.

Policy Lapse Your Whole Life or Extra Ordinary Life Policy will lapse unless you pay the premiums when they are due, unless the Policy is continued as extended term insurance or a reduced amount of paid-up insurance.

Limitations on Access to Your Values A partial surrender of your Policy will reduce the death benefit. The Policies include no provision for withdrawal of the cash value. For the Single Premium Life Policy we will deduct a surrender charge if you request a surrender or partial surrender of your Policy during the first 10 Policy years.

Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this prospectus. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract if cumulative premium you pay exceeds a defined limit; surrenders, withdrawals and loans under the Policy will then be taxable as ordinary income to the extent there are earnings in the Policy, and a 10% penalty will apply to these distributions. Conversely, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination.

FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering a Policy. For a more detailed description, see "Deductions and Charges", p. 11, "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 11, and "Deductions for Single Premium Life Policies", p. 12.

TRANSACTION FEES

This table describes the fees and expenses you will pay when you pay premiums, surrender the Policy or transfer amounts between the Account divisions.

                  -------------------------------------------------------------------------------------------------
                    Charge            When Charge is       Current Amount Deducted          Maximum Amount
                                        Deducted                                               Deducted
                  -------------------------------------------------------------------------------------------------
                  Premium          When you pay             2% of the basic premium       2% of the basic
                  Taxes            premiums                                               premium
                  -------------------------------------------------------------------------------------------------
  Whole           Sales Load       When you pay             Not more than 30% of          Same as the current
  Life and                         premiums                 the basic premium for         amount
  Extra                                                     the first Policy year,
  Ordinary                                                  10% for each of the
  Life                                                      next three years and 7%
  Policies                                                  in years thereafter
                  -------------------------------------------------------------------------------------------------
                  Charge for       When you pay             Not more than $5 for          Same as the current
                  Issuance         premiums - first         each $1,000 of insurance      amount
                  Expenses         Policy year only
                  -------------------------------------------------------------------------------------------------
                  Administrative   When we issue the        $150                          $150
                  Charge           Policy
  Single          -------------------------------------------------------------------------------------------------
  Premium         Surrender        When you                 Not more than 9% of the       Same as the current
  Life            Charge           surrender, or            premium paid for the          amount
  Policy                           partially                Policy
                                   surrender, the
                                   Policy during the
                                   first ten Policy
                                   years
                  -------------------------------------------------------------------------------------------------
                  Administrative   When you make a          Currently waived              The charge will not
  All Policies    Charge for       partial surrender                                      exceed our
                  Partial          of the Policy                                          administrative costs.
                  Surrender
                  -------------------------------------------------------------------------------------------------
                  Fee for          When you transfer        Currently waived              The fee will not
                  Transfer         assets among the                                       exceed our
                  of Assets        Account divisions                                      administrative costs.
  Whole           -------------------------------------------------------------------------------------------------
  Life and        Extra            When you pay premiums    The amount depends on the     Same as current amount
  Extra           Premium for                               risk classification.
  Ordinary        Insureds Who
  Life            Do Not
  Policies        Qualify as
                  Select Risks
                  ------------------------------------------------------------------------------------------------

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


This table describes the fees and expenses, other than operating expenses for the Funds, that you will pay periodically during the time that you own the Policy.

               --------------------------------------------------------------------------------------------------------
                   Charge          When Charge                  Current Amount Deducted                   Maximum
                                   is Deducted                                                             Amount
                                                                                                          Deducted
               --------------------------------------------------------------------------------------------------------
               Charge for       Annually, on         $35                                                $35
  Whole        Administrative   the Policy
  Life and     Costs            anniversary
  Extra
  Ordinary
  Life
  Policies
               --------------------------------------------------------------------------------------------------------
               Charge for       Annually, on       1-1/2% of the basic premium                       1-1/2% of the
               Death            the Policy                                                            basic premium
               Benefit          anniversary
               Guarantee
               -----------------------------------------------------------------------------------------------------
  Extra        Charge for       Annually, on       Approximately 7% to 17% of the gross annual        Approximately
  Ordinary     Dividends        the Policy         premium                                            7% to 17% of
  Life                          anniversary                                                           the gross
  Policy                                                                                              annual premium
               ----------------------------------------------------------------------------------------------------
               Charge for       Daily              Annual rate of .50% of the Account assets          Annual rate of
  All          Mortality and                                                                          .50% of the
  Policies     Expense Risks                                                                          Account Assets
               --------------------------------------------------------------------------------------------------------
               Charge for       Daily              Annual rate of .20% of the Account assets          A rate which
               Federal Income                                                                         reflects that
  All          Taxes                                                                                  portion of our
  Policies                                                                                            actual tax
                                                                                                      expenses which
                                                                                                      is fairly
                                                                                                      allocable to
                                                                                                      the Policies
               --------------------------------------------------------------------------------------------------------
               Cost of          Calculated at      The Policies include no provisions for explicit    Same as current
               Insurance        least annually     deductions or charges for the cost of insurance,   amount, without
  All                           on the Policy      but this cost is reflected in the table of cash    the current
  Policies                      anniversary        values at the front of the Policy and in the       dividend
                                                   table of net single premiums
                                                   we use to determine the
                                                   variable insurance amount.
                                                   The variable insurance amount
                                                   is used to calculate both the
                                                   death benefit and the cash
                                                   value. The cost of insurance
                                                   is based on the insured's
                                                   attained age, the 1980 CSO
                                                   Mortality Table and the net
                                                   insurance amount at risk. The
                                                   amount you pay for the cost
                                                   of insurance is effectively
                                                   reduced by the dividends we
                                                   currently pay on your policy.
                                                   You may ask your Northwestern
                                                   Mutual financial
                                                   representative for the
                                                   current dividend amount.
                                                   Future dividends are not
                                                   guaranteed.
  ---------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES


This table describes the fees and expenses for the Funds that you will pay daily during the time that you own the Policy. The table shows the range (minimum and maximum) of total operating expenses, including investment advisory fees, distribution (12b-1) fees and other expenses. The range shown in this table does not reflect fee waivers or expense limits and reimbursements. The information is based on operations for the year ended December 31, 2002. Information for the Russell Insurance Funds has been restated to reflect current fee waivers and expense reimbursement as set forth in the footnotes for those funds. Information for new Funds is estimated. More details concerning these fees and expenses are contained in the attached prospectuses for the Funds.

-----------------------------------------------------------------------------------------------------------------------------------
                                   Charge                                                       Minimum             Maximum
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                              0.2%               1.48%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Total Net Operating
                                                                                                              Expenses (Including
                                                                                                   Total     Contractual Waivers,
                                                       Investment      Other                     Operating      Limitations and
   Fund or Portfolio                                  Advisory Fees   Expenses    12b-1 Fees     Expenses       Reimbursements)
   -----------------                                  -------------   --------    ----------     --------       --------------
   Northwestern Mutual Series Fund, Inc.
   Small Cap Growth Stock Portfolio ................      0.59%         0.01%          -           0.60%             0.60%
   T. Rowe Price Small Cap Value
      Portfolio/1/ .................................      0.85%         0.17%          -           1.02%             1.00%
   Aggressive Growth Stock Portfolio ...............      0.52%         0.00%          -           0.52%             0.52%
   International Growth Portfolio/2/ ...............      0.75%         0.40%          -           1.15%             1.10%
   Franklin Templeton International
      Equity Portfolio .............................      0.67%         0.07%          -           0.74%             0.74%
   AllianceBernstein Mid Cap Value
      Portfolio/3/ .................................      0.85%         0.18%          -           1.03%             1.00%
   Index 400 Stock Portfolio .......................      0.25%         0.03%          -           0.28%             0.28%
   Janus Capital Appreciation Portfolio/4/ .........      0.55%         0.38%          -           0.93%             0.90%
   Growth Stock Portfolio ..........................      0.42%         0.01%          -           0.43%             0.43%
   Large Cap Core Stock Portfolio/5/ ...............      0.57%         0.01%          -           0.58%             0.58%
   Capital Guardian Domestic Equity
      Portfolio/6/ .................................      0.65%         0.05%          -           0.70%             0.70%
   T. Rowe Price Equity Income Portfolio/7/ ........      0.65%         0.13%          -           0.78%             0.75%
   Index 500 Stock Portfolio .......................      0.20%         0.01%          -           0.21%             0.21%
   Asset Allocation Portfolio/8/ ...................      0.60%         0.27%          -           0.87%             0.75%
   Balanced Portfolio ..............................      0.30%         0.00%          -           0.30%             0.30%
   High Yield Bond Portfolio .......................      0.51%         0.03%          -           0.54%             0.54%
   Select Bond Portfolio ...........................      0.30%         0.00%          -           0.30%             0.30%
   Money Market Portfolio/9/ .......................      0.30%         0.00%          -           0.30%             0.30%
   Fidelity VIP Mid Cap Portfolio ..................      0.58%         0.11%        0.25%         0.94%             0.94%
   Russell Insvestment Funds
   Multi-Style Equity Fund/10/ .....................      0.78%         0.21%          -           0.99%             0.87%
   Aggressive Equity Fund/11/ ......................      0.95%         0.41%          -           1.36%             1.05%
   Non-U.S. Fund/12/ ...............................      0.95%         0.53%          -           1.48%             1.15%
   Real Estate Securities Fund/13/ .................      0.85%         0.13%          -           0.98%             0.98%
   Core Bond Fund/14/ ..............................      0.60%         0.20%          -           0.80%             0.70%

   1. T. Rowe Price Small Cap Value Portfolio Northwestern Mutual Series Funds' advisor, Mason Street Advisors, LLC ("MSA") has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.00% of the average net assets of the T. Rowe Price Small Cap Value Portfolio.

   2. International Growth Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.75% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.10% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 1.10% of the average net assets of the International Growth Portfolio.

   3. AllianceBernstein Mid Cap Value Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 1.00% of the average net assets of the AllianceBernstein Mid Cap Value Portfolio.

4. Janus Capital Appreciation Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.555% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.90% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 1.00% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.90% of the average net assets of the Janus Capital Appreciation Portfolio.

5. Large Cap Core Stock Portfolio Prior to January 31, 2003 this Portfolio was named the J. P. Morgan Select Growth and Income Stock Portfolio. Effective on that date the investment advisory agreement was amended to conform the investment advisory fee to the corresponding fee for the Growth Stock Portfolio. If this amendment had been in effect for the 12 months ended December 31, 2002, investment advisory fees for 2002 would have been ___% and total operating expenses would have been ___%.

6. Capital Guardian Domestic Equity Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.65% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Capital Guardian Domestic Equity Portfolio.

7. T. Rowe Price Equity Income Portfolio Expenses are estimated for 2003 at annualized rates. MSA has contractually agreed to waive, at least until December 31, 2008, a portion of its 0.40% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses would be estimated at 0.75% of the average net assets of the T. Rowe Price Equity Income Portfolio.

8. Asset Allocation Portfolio MSA has contractually agreed to waive, at least until December 31, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Portfolio's total operating expenses exceed 0.75% of the Fund's average daily net assets on an annual basis and to reimburse the Portfolio for all remaining expenses after fee waivers which exceed 0.75% of the average daily net assets on an annual basis. Taking the fee waivers into account, the annual total operating expenses were 0.75% of the average net assets of the Asset Allocation Portfolio.

9. Money Market Portfolio MSA has voluntarily waived its management fee since December 2, 2002. Taking the fee waiver into account the total operating expenses for the 12 months ended December 31, 2002 were 0.27%.

10. Multi-Style Equity Fund The Fund's Manager, Frank Russell Investment Management Company (FRIMCo) has contractually agreed to waive, at least until April 20, 2004, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.87% of the average daily net assets on an annual basis.

11. Aggressive Equity Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses,after fee waivers, which exceed 1.05% of the average daily net assets on an annual basis.

12. Non-U.S. Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.15% of the average daily net assets on an annual basis.

13. Real Estate Securities Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 1.10% of the average daily net assets on an annual basis.

14. Core Bond Fund FRIMCo has contractually agreed to waive, at least until April 30, 2004, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, which exceed 0.70% of the average daily net assets on an annual basis.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY,
NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT,
NORTHWESTERN MUTUAL SERIES FUND, INC., FIDELITY
VIP MID CAP PORTFOLIO AND RUSSELL INVESTMENT FUNDS

Northwestern Mutual

The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The total assets of Northwestern Mutual exceed $102 billion. Northwestern Mutual sells life and disability income insurance policies and annuity contracts through its own field force of approximately 7,000 full time producing agents. Our Home Office is at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

"We" in this prospectus means Northwestern Mutual.

The Account

We established Northwestern Mutual Variable Life Account by action of our Trustees on November 23, 1983, in accordance with the provisions of Wisconsin insurance law. Under Wisconsin law the income, gains and losses, realized or unrealized, of the Account are credited to or charged against the assets of the Account without regard to our other income, gains or losses. We use the Account only for variable life insurance policies. However, we also use the Account for other variable life insurance policies which are described in other prospectuses. We no longer offer the three Policies described in this prospectus.

The Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of management or investment practices or policies. The Account has twenty-four divisions. All of the assets of each division are invested in shares of the corresponding Portfolio or Fund described below.

The Funds

Northwestern Mutual Series Fund, Inc.

Northwestern Mutual Series Fund, Inc. is a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each Portfolio at their net asset value without any sales charge.

The investment adviser for the Fund is Mason Street Advisors, LLC ("MSA"), our wholly-owned company. MSA has retained Templeton Investment Counsel, LLC, Capital Guardian Trust Company, T. Rowe Price Associates, Inc., Alliance Capital Management L.P. and Janus Capital Management LLC under investment sub-advisory agreements to provide investment advice to six of the Portfolios.

The types of investments for each of the Portfolios of the Fund are indicated by the names of the Portfolios. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for Northwestern Mutual Series Fund, Inc.


Fidelity VIP Mid Cap Portfolio

The Fidelity(R) VIP Mid Cap Portfolio is a fund of Variable Insurance Products Fund III, a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys Service Class 2 shares of the Fidelity(R) VIP Mid Cap Portfolio at their net asset value.

The investment adviser for the Fidelity(R) VIP Mid Cap Portfolio is Fidelity Management and Research Company.

The Fidelity(R) VIP Mid Cap Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalization. These are companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index. The Portfolio normally invests primarily in common stocks. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Fidelity(R) Variable Insurance Products Service Class 2 Mid Cap Portfolio.




Russell Investment Funds

The Russell Investment Funds comprise a mutual fund of the series type registered under the Investment Company Act of 1940 as an open-end diversified management investment company. The Account buys shares of each of the Russell Investment Funds at their net asset value without any sales charge.

The assets of each of the Russell Investment Funds are invested by one or more investment management organizations researched and recommended by Frank Russell Company ("Russell"), and an affiliate of Russell, Frank Russell Investment Management Company ("FRIMCo"). FRIMCo also advises, operates and administers the Russell Investment Funds. Russell is our majority-owned subsidiary.

The types of investments for each of the five Russell Investment Funds are indicated by the names of the Funds. For information about the investment objectives and policies, the attendant risk factors and expenses see the attached prospectus for the Russell Investment Funds.

INFORMATION ABOUT THE POLICIES

Requirements for Insurance

The minimum face amount we require for a Whole Life Policy is $20,000. If the insured is below age 15 or over age 49 the minimum amount is $10,000. The insured may not be older than age 70 on the date of issue. For an Extra Ordinary Life Policy the minimum initial amount of insurance is $50,000; if the insured is over age 70, the minimum amount is $25,000. The minimum face amount of insurance we require for a Single Premium Life Policy is $5,000. For an Extra Ordinary Life Policy the insured may not be younger than age l5 on the date of issue. For the Extra Ordinary Life Policy and the Single Premium Life Policy, the insured may not be older than age 75 on the date of issue.

Before issuing a Policy, we will require satisfactory evidence of insurability. We consider non-smokers who meet preferred underwriting requirements select risks. We charge a higher premium for insureds who do not qualify as select risks. The amount of additional premium depends on the risk classification in which we place the insured. We consider non-smokers in the second best classification standard plus risks. We consider the best class of smokers standard risks.


Premiums

You must pay the first premium to put a Whole Life Policy or an Extra Ordinary Life Policy in effect. Premiums are level, fixed and payable in advance during the insured's lifetime on a monthly, quarterly, semiannual or annual basis. You may change the premium frequency. The change will be effective when we accept the premium on the new frequency. The amount of the premium depends on the amount of insurance for which the Policy was issued and the insured's age and risk classification. The amount of the premium also reflects the sex of the insured except where state or federal law requires that premiums and other charges and values be determined without regard to sex. We send a notice to the owner of a Policy not less than two weeks before each premium is due. If you select the monthly premium frequency, we may require that you make premium payments through an automatic payment plan arranged with your bank.


Premiums you pay other than on annual basis are increased to (1) reflect the time value of money, based on a 12% interest rate, and (2) cover the administrative costs to process the additional premium payments. You may obtain information about annual percentage rate (APR) calculations for premiums paid other than annually from your Northwestern Mutual Financial Representative. The APR calculation is also available through www.northwesternmutual.com.

The following table for Whole Life Policies shows representative premiums for male select, standard plus, and standard risks for various face amounts of insurance.


                                                               Excess of 12
                                                             Monthly Premiums
                 Age at     Face      Annual       Monthly      Over Annual
                 Issue     Amount    Premium       Premium        Premium
              -----------------------------------------------------------------
                                           SELECT
              -----------------------------------------------------------------
                   15     $ 50,000   $  382.50      $ 33.60      $ 20.70
                   35      100,000    1,536.00       135.10        85.20
                   55      100,000    3,766.00       331.10       207.20
                                           STANDARD PLUS
                   15       50,000      406.00        35.60        21.20
                   35      100,000    1,683.00       148.10        94.20
                   55      100,000    4,125.00       363.10       232.20
                                           STANDARD
                   15       50,000      491.50        43.10        25.70
                   35      100,000    1,912.00       168.10       105.20
                   55      100,000    4,587.00       404.10       262.20



The following table for Extra Ordinary Life Policies shows representative annual premiums for male select and standard risks for various amounts of insurance. The amounts of insurance shown in the table are the total amounts in effect when the Extra Ordinary Life Policy is issued, including both the Minimum Death Benefit which we guarantee for the lifetime of the insured and the Extra Life Protection which we guarantee for a shorter period. See "Death Benefit", p. 3, and "Extra Ordinary Life Policy", p. 14.

                                                                  Excess of 12
                                                                Monthly Premiums
                 Age at     Face         Annual       Monthly     Over Annual
                 Issue     Amount       Premium       Premium       Premium
              -----------------------------------------------------------------
                                          SELECT
                   15      $50,000       $261.50       $23.10      $ 15.70
                   35      100,000      1,014.00        89.10        55.20
                   55      100,000      2,612.00       230.10       149.20
                                       STANDARD PLUS
                   15       50,000        285.00        25.10        16.20
                   35      100,000      1,161.00       102.10        64.20
                   55      100,000      2,971.00       261.10       162.20
                                         STANDARD
                   15       50,000        357.50        31.60        21.70
                   35      100,000      1,377.00       121.10        76.20
                   55      100,000      3,425.00       301.10       188.20


For a Single Premium Life Policy you may choose either a face amount of insurance or the amount which a given amount of premium will provide. The Single Premium Life Policy is available only for applicants who meet select or standard plus underwriting criteria as we determine. The premiums for these Policies are the same for both select and standard plus risks, but we expect that the dividends will be lower for Policies issued to insureds in the standard plus classification.

The following table for Single Premium Life Policies shows representative gross single premiums for male select and standard plus risks for various face amounts of Insurance:

                          Face
  Age at                Amount of       Gross Single
   Issue                Insurance        Premium
  -------               ---------      ------------
    15                   $10,000       $  1,498.40
    35                    25,000          6,443.25
    55                    50,000         23,502.00


Grace Period

For the Whole Life and Extra Ordinary Life Policies there is a grace period of 31 days for any premium that is not paid when due. The Policy remains in force during this period. If you do not pay the premium within the grace period the Policy will terminate as of the date when the premium was due and will no longer be in force, unless it is continued as extended term or paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 16. If you surrender a Policy, we will pay its cash value. See "Cash Value", p. 15. If the insured dies during the grace period we will deduct any overdue premium from the proceeds of the Policy. If the insured dies after payment of the premium for the period which includes the date of death, we will refund the portion of the premium for the remainder of that period as part of the Policy proceeds.


Allocations to the Account

We place the net annual premium for a Whole Life Policy or an Extra Ordinary Life Policy in the Account on the Policy date and on the Policy anniversary each year. The net annual premium is the annual premium less the deductions described below.

You determine how the net annual premium for a Whole Life or an Extra Ordinary Life Policy is apportioned among the divisions of the Account. If you direct any portion of a premium to a division, the division must receive at least 10% of that premium. You may change the apportionment for future premiums by written request at any time, but the change will be effective only when we place the net annual premium in the Account on the next Policy anniversary, even if you are paying premiums on an other than annual basis.

For a Single Premium Policy we place the entire single premium, less an administrative charge of $150, in the Account on the Policy date and we apportion the amount among the divisions of the Account as you determine.

You may apportion the Account assets supporting your Policy among as many as six divisions of the Account at any time.

Transfers Between Divisions

You may transfer accumulated amounts from one division of the Account to another as often as four times in a Policy year. If you contemplate the transfer of funds from one division to another, you should consider the risk inherent in a switch from one investment medium to another. In general, frequent transfers based on short-term expectations for the stock and bond markets, especially transfers of large sums, will tend to accentuate the danger that a transfer will be made at an inopportune time. Frequent transfers, or transfers that are large in relation to the assets of the Portfolio or Fund in which a division invests, may also be disruptive and may disadvantage other investors. We reserve the the right to limit the frequency or amount of transfers if we determine that this is necessary to protect the interests of other investors. Transfers are effective on the date we receive a written request at our Home Office. We reserve the right to charge a fee to cover administrative costs of transfers. We presently charge no fee.


Deductions and Charges

The net premiums we place in the Account for Whole Life, Extra Ordinary Life and Single Premium Life Policies are the gross premiums after the deductions described in the next two sections below. The net premiums for Whole Life and Extra Ordinary Life Policies exclude any extra premium we charge for insureds who do not qualify as select risks and the extra premium for any optional benefits. We make a charge for mortality and expense risks against the assets of the Account. There is also a charge for taxes. See "Charges Against the Account Assets", p. 12. In addition, the mutual funds in which the Account assets are invested pay an investment advisory fee and certain other expenses. Mutual fund expenses are briefly described above on page 3, and in more detail in the attached prospectuses for the mutual funds.


Deductions from Premiums for Whole Life and Extra Ordinary Life Policies

The deductions described in this section are for Whole Life and Extra Ordinary Life Policies only. The deductions for Single Premium Life Policies are described under the next caption below.

For the first Policy year there is a one-time deduction of not more than $5 for each $1,000 of insurance, based on the face amount for Whole Life or the Minimum Death Benefit stated in the Policy for Extra Ordinary Life. This is for the costs of processing applications, medical examinations, determining insurability and establishing records.

There is an annual deduction of $35 for administrative costs to maintain the Policy. Expenses include costs of premium billing and collection, processing claims, keeping records and communicating with Policyowners.

There is a deduction each year for sales costs. This amount may be considered a "sales load". The deduction will be not more than 30% of the basic premium (as defined below) for the first Policy year, not more than 10% for each of the next three years and not more than 7% each year thereafter. The basic premium for a Policy is the gross premium which would be payable if you paid the premium annually, less the annual deduction of $35 for administrative costs. The basic premium is based on the cost of insurance for insureds who qualify as select risks and does not include any extra premium amounts for insureds whom we place in other risk classifications. The basic premium does not include the extra premium for any optional benefits. For an Extra Ordinary Life Policy, the basic premium does not include any extra premium for the Extra Life Protection; the amount of term insurance included in the Extra Life Protection affects the dividends payable on the Extra Ordinary Life Policies.

The amount of the deduction for sales costs for any Policy year is not specifically related to sales costs we incur for that year. We expect to recover our total sales expenses from the amounts we deduct for sales costs over the period while the Policies are in force. To the extent that sales expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the charge against the assets of the Account for the mortality and expense risks we assume. See "Charges Against the Account Assets", p. 12. To the extent that the amounts deducted for sales costs exceed the amounts needed, we will realize a gain.

We make a deduction equal to 2% of each basic premium for state premium taxes. Premium taxes vary from state to state and currently range from .5% to 3.5% of life insurance premiums. The 2% rate is an average. The tax rate for a particular state may be lower, higher or equal to the 2% deduction.

We guarantee that the death benefit for a Whole Life Policy will never be less than the face amount of the Policy, regardless of the investment experience of the Account. For an Extra Ordinary Life Policy, we guarantee that the death benefit will never be less than the Minimum Death Benefit stated in the Policy. For both Policies, there is a deduction of 1-1/2% from each basic premium to compensate us for the risk that the insured may die at a point in time when the death benefit that would ordinarily be paid is less than this guaranteed minimum amount.

For an Extra Ordinary Life Policy there is a deduction for dividends to be paid or credited in accordance with the dividend scale in effect on the issue date of the Policy. This deduction will vary by age of the insured and duration of the Policy, and we expect it to be in the range of approximately 7-17% of the gross annual premium.

The following tables illustrate the amount of net annual premium, for select and standard risks, to be placed in the Account at the beginning of each Policy year after the deductions described above:

                                              Whole Life
                                                 Male Age 35 - Select Risk
                                                     Annual Premium
Beginning of                                 --------------------------------
Policy Year                                    $500       $1,000      $5,000
------------                                 -------     -------    ---------
1 ......................................     $154.28     $320.16    $1,647.28
2 through 4 ............................      402.11      834.48     4,293.51
5 and later ............................      416.05      863.41     4,442.36

                            Male Age 35 - Standard Risk
                                  Annual Premium

Beginning of             --------------------------------
Policy Year                $500      $1,000      $5,000
------------             --------   --------   ----------
1 .....................  $ 123.37   $ 256.03   $ 1,317.30
2 through 4 ...........    321.57     667.33     3,433.44
5 and later ...........    332.71     690.46     3,552.48

                    Extra Ordinary Life
                            Male Age 35 - Select Risk
                                  Annual Premium

Beginning of             --------------------------------
Policy Year                $500      $1,000      $5,000
-------------            --------   --------   ----------
1 .....................  $ 134.23   $ 278.56   $ 1,433.21
2 through 4 ...........    369.62     767.07     3,946.64
5 and later ...........    383.58     796.05     4,095.74

                            Male Age 35 - Standard Risk
                                  Annual Premium

Beginning of             --------------------------------
Policy Year                $500      $1,000      $5,000
-------------            --------   --------   ----------
1 .....................  $  97.92   $ 203.21   $ 1,045.54
2 through 4 ...........    269.65     559.59     2,879.11
5 and later ...........    279.83     580.73     2,987.88


Deductions for Single Premium Life Policies

For a Single Premium Life Policy the only deduction from the single premium is an administrative charge of $150.00. The administrative costs for issuing and maintaining a Single Premium Life Policy are similar to those we incur with a Whole Life Policy or an Extra Ordinary Life Policy, except for the costs of premium billing and collection. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p. 11. We place the entire premium for a Single Premium Life Policy, after this deduction of $150, in the Account when we issue the Policy without any of the other deductions which apply to premiums for Whole Life and Extra Ordinary Life Policies. There is no annual fee for a Single Premium Life Policy.

For a Single Premium Life Policy during the first ten Policy years, the cash value payable on surrender of the Policy is reduced by a deduction for sales costs. The deduction during the first Policy year is not more than 9% of the Policy's tabular cash value. See "Cash Value", p. 15. The deduction decreases over time until it is eliminated at the end of the tenth Policy year. We intend the deduction to recover the costs we incur in distributing Single Premium Life Policies which are surrendered in their early years. The deduction will never be more than 9% of the single premium paid for the Policy, excluding the administrative charge of $150.00.


The following table illustrates the schedule for the decreasing deduction for sales costs for a policy surrendered at the end of each of the first ten Policy years. The illustration is for a Single Premium Life Policy, male age 35. The schedule varies slightly by age and sex and amount of insurance

Policy Year End When               Deduction as % of
Policy Is Surrendered              Tabular Cash Value
---------------------              ------------------

1 ....................................... 7.9%
2 ....................................... 7.1
3 ....................................... 6.3
4 ....................................... 5.4
5 ....................................... 4.6
6 ....................................... 3.7
7 ....................................... 2.8
8 ....................................... 1.9
9 ....................................... 0.9
10 and subsequent years .................   0


Since the maximum Policy loan limit for a Single Premium Life Policy is based on the cash value payable on surrender, the amount you may borrow during the first ten years is reduced to reflect the deduction for sales costs which we would make if you surrendered the Policy on the date of the Policy loan. See "Policy Loans", p. 16.


Charges Against the Account Assets

There is a daily charge to the Account for the mortality and expense risks we assume. The charge is at the annual rate of .50% of the assets of the Account. The mortality risk is that insureds may not live as long as we estimated. The expense risk is that expenses of issuing and administering the Policies may exceed the costs we estimated. We will realize a gain from this charge to the extent it is not needed to provide benefits and pay expenses under the Policies. The actual mortality and expense experience under the Policies will be the basis for determining dividends. See "Annual Dividends", p. 15.


The Policies provide that we may make a charge for taxes against the assets of the Account. Currently, we are making a daily charge for federal income taxes we incur at the annual rate of .20% of the assets of the Account. We may increase, decrease or eliminate the charge for taxes in the future. In no event will the charge for taxes exceed that portion of our actual tax expenses which is fairly allocable to the Policies.


Guarantee of Premiums, Deductions and Charges

We guarantee and may not increase the premiums, the amounts we deduct from premiums and the charge for mortality and expense risks. These amounts will not increase regardless of future changes in longevity or increases in expenses. The Extra Ordinary Life Policy provides an opportunity to pay an additional amount of premium after the guaranteed period for the Extra Life Protection has expired if the Total Death Benefit would otherwise fall below the initial amount of insurance. See "Extra Ordinary Life Policy", p. 14.

We accept premium payment by various means, including check and electronic funds transfer (EFT).


Death Benefit

The death benefit for a variable life insurance policy is, in part, a guaranteed amount which will not be reduced during the lifetime of the insured so long as you pay premiums when they are due and no policy debt is outstanding. The remainder of the death benefit is the variable insurance amount which fluctuates in response to actual investment results and is not guaranteed. The amount of any paid-up additions which you have purchased with dividends is also included in the total death benefit and, in addition, the Extra Ordinary Life Policy provides some term insurance during the early Policy years. The relationships among the guaranteed and variable amounts and any paid-up additions and term insurance depend on the design of the particular Policy. See "Whole Life Policy and Single Premium Life Policy", p. 13, and "Extra Ordinary Life Policy", p. 14.


Variable Insurance Amount. The variable insurance amount reflects, on a cumulative basis, the investment experience of the Account divisions in which the Policy has participated. We adjust the variable insurance amount annually on each Policy anniversary. For the first Policy year the variable insurance amount is zero. For any subsequent year it may be either positive or negative. If the variable insurance amount is positive, subsequent good investment results will produce a larger variable insurance amount and therefore an increase in the death benefit. If the variable insurance amount is negative, subsequent good investment results will first have to offset the negative amount before the death benefit will increase.

In setting the premium rates for each Policy we have assumed that investment results will cause the Account assets supporting the Policy to grow at a net annual rate of 4%. If the assets grow at a net rate of exactly 4% for a Policy year, the variable insurance amount will neither increase nor decrease on the following anniversary. If the net rate of growth exceeds 4%, the variable insurance amount will increase. If it is less than 4%, the variable insurance amount will decrease.

The method for calculating the changes in the death benefit is described in the Policy. The Policy includes a table of net single premiums used to convert the investment results for a Policy into increases or decreases in the variable insurance amount. The insurance rates in the table depend on the sex and the attained age of the insured for each Policy year. For a Whole Life Policy, the changes in the death benefit will be smaller for a Policy issued with a higher premium for extra mortality risk. The net single premium for a particular variable insurance amount is the price for that amount of paid-up whole life insurance based on the insured's age at the Policy anniversary.

Because the variable insurance amount is adjusted only on the Policy anniversary, we bear the risk that the insured may die before the next anniversary after an interim period of adverse investment experience. If investment experience during the interim period is favorable, you will forego the benefit and we will realize a gain, unless the insured survives to the next Policy anniversary. However, if at the date of death of the insured the value of the Policy, considered as a net single premium, would buy more death benefit than the amount otherwise determined under the Policy, we will pay this increased death benefit.

The cost of life insurance increases with the advancing age of the insured, and therefore a larger dollar amount of investment earnings is required to produce the same increase in the death benefit in the later Policy years. In general, however, the effect of investment results on the death benefit will tend to be greater in the later Policy years because the amount of assets invested for the Policy will tend to increase as the Policy remains in force.


The cost of providing insurance protection under a Policy is reflected in the cash value of the Policy. See "Cash Value", p. 15. The cost is actuarially computed for each Policy each year, based on the insured's attained age, the l980 Commissioners Standard Ordinary Mortality Table and the net insurance amount at risk under the Policy. The net insurance amount at risk is the total death benefit for the Policy minus the cash value plus any Policy debt. The cost of insurance differs each year because the probability of death increases as the insured advances in age and the net insurance amount at risk decreases or increases from year to year depending on investment experience. The cost assumes that all insureds are in the select underwriting risk classification. The differences in the mortality rates of the various underwriting classifications are reflected in the different premiums (or different dividend scales) for those underwriting classifications. The cost of insurance is based on the mortality table identified above and we guarantee it for the life of a Policy regardless of any future changes in mortality experience.


Whole Life Policy and Single Premium Life Policy. For a Whole Life Policy or a Single Premium Life Policy the death benefit is the face amount of the Policy plus any positive variable insurance amount in force. We adjust the death benefit on each Policy anniversary when we determine the variable insurance amount for the following year. The total death benefit also includes the amount of insurance provided by any paid-up additions which you have purchased with dividends and is reduced by the amount of any Policy debt outstanding. The death benefit for a Whole Life Policy will not be less than the face amount so long as you pay premiums when they are due and no Policy debt is outstanding. For a Single Premium Life Policy the death benefit will not be less than the face amount so long as no Policy debt is outstanding.

Paid-up additions you have purchased with dividends are not counted for purposes of the guarantee that the death benefit of a Whole Life Policy or a Single Premium Life Policy will never be less than the face amount of the Policy. If the variable insurance amount is negative, the total death benefit will be the guaranteed face amount plus the amount of insurance provided by any paid-up additions less any Policy debt. Paid-up additions are amounts of permanent insurance, paid for with dividends and added to a basic life insurance policy, for which the premium for the entire lifetime of the insured has been paid. Paid-up additions have cash surrender value and loan value.



Extra Ordinary Life Policy

The Total Death Benefit for an Extra Ordinary Life Policy is the sum of the Minimum Death Benefit plus the amount of Extra Life Protection in force. The Minimum Death Benefit is 60% of the total amount of insurance for which the Policy is issued. We guarantee the Minimum Death Benefit for the lifetime of the insured so long as you pay premiums when they are due and no Policy debt is outstanding. The amount of Extra Life Protection is initially 40% of the total amount of insurance. It may increase but it will not decrease during the guaranteed period, so long as you pay premiums when they are due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value.


Extra Life Protection consists of one year term insurance, positive variable insurance amount and paid-up additions which have been purchased with dividends. Term insurance is life insurance which pays a death benefit only if the insured dies during the term for which the insurance has been purchased. Term insurance is ordinarily purchased on an annual basis at a cost which rises with the increasing age of the insured. It has no cash surrender value or loan value. The variable insurance amount and paid-up additions have been described; see "Variable Insurance Amount", p. 13 and "Whole Life Policy and Single Premium Life Policy", p. 13.


Initially the entire amount of Extra Life Protection is one year term insurance. As the Policy remains in force one year term insurance is reduced by any positive variable insurance amount and paid-up additions, so that the term insurance is reduced to the amount that will maintain the Total Death Benefit at the amount for which the Policy was issued. The term insurance is eliminated at any time when the sum of positive variable insurance amount plus the paid-up additions equals or exceeds the initial amount of Extra Life Protection.

We guarantee that the amount of Extra Life Protection will not be reduced during the guaranteed period, regardless of the Account's investment experience or the amount of any dividends paid on the Policy, so long as you pay premiums when they are due, no Policy debt is outstanding, all dividends are applied to purchase paid-up additions and no paid-up additions are surrendered for their cash value. The length of the guaranteed period depends on the age of the insured when we issued the Policy, and ranges from 37 years at age 15 to 7 years at age 75. At age 35 the guaranteed period is 27 years.

For an insured age 40 or younger, the sum of positive variable insurance amount plus paid-up additions will exceed the initial amount of Extra Life Protection at or before the end of the guaranteed period if the mutual fund assets which support the Policy produce a gross investment rate of return of 8% or better and dividends are at least equal to those we are paying on the current dividend scale. However, neither the actual investment results nor the dividends to be paid on the Policy are guaranteed.

After the guaranteed period expires, if the sum of positive variable insurance amount plus the paid-up additions is less than the initial amount of Extra Life Protection on any Policy anniversary, we may reduce the amount of term insurance for the Policy year. We will give you notice of the reduction and you will have an opportunity to pay an additional amount of premium in order to keep the initial amount of insurance in force. The maximum premium rate is set forth in the Policy. Your right to continue to purchase term insurance on this basis will terminate as of the first Policy anniversary when you fail to pay the additional premium when due.




The Total Death Benefit is not affected by either investment results or the amount of dividends paid, so long as the Policy is within the guaranteed period of Extra Life Protection unless the term insurance has been eliminated by positive variable insurance amount and paid-up additions. But the components of Extra Life Protection are affected by both factors. Good investment results and increases in dividends increase the likelihood that the Total Death Benefit will begin to rise before the guaranteed period of Extra Life Protection expires. Adverse investment results or decreases in dividends could cause the Total Death Benefit to fall below the amount of insurance which was initially in force, after the guaranteed period of Extra Life Protection expires, but it cannot fall below the Minimum Death Benefit so long as you pay premiums when they are due and no Policy debt is outstanding.

We have designed the Extra Ordinary Life Policy for a purchaser who intends to use all dividends to purchase paid-up additions. If you use dividends for any other purpose, or if any paid-up additions are surrendered for their cash value, the term insurance in force will immediately terminate, any remaining guaranteed period of Extra Life Protection will terminate and your right to purchase term insurance will terminate. The amount of Extra Life Protection thereafter will be the sum of positive variable insurance amount plus any paid-up additions which remain in force.


Cash Value

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will change daily in response to investment results. No minimum cash value is guaranteed. Calculation of the cash value for any date requires three steps. First, we note the amount shown for the preceding anniversary in the table of cash values at the front of the Policy and we adjust it for the time elapsed since the last Policy anniversary. The tabular cash values are based on the assumed net investment rate of 4%, the 1980 Commissioners Standard Ordinary Mortality Table and the deductions from the premiums. See "Deductions from Premiums for Whole Life and Extra Ordinary Life Policies", p.11. For the Single Premium Life Policy the calculation begins with the adjusted tabular cash value, which reflects the deduction for sales costs if the Policy is surrendered during the first ten years. See "Deductions for Single Premium Life Policies", p.12. Second, we add the net single premium for the variable insurance amount to the tabular cash value. See the discussion of net single premiums under "Variable Insurance Amount", p. 13. If the variable insurance amount is negative, the net single premium is a negative amount. A table of net single premiums for the insured at each Policy anniversary is in the Policy. Third, we adjust the algebraic sum of the tabular cash value and the net single premium for the variable insurance amount to reflect investment results from the last Policy anniversary to the date for which the calculation is being made. The cash value is increased by the value of any paid-up additions which have been purchased with dividends.

If a portion of the premium for the current Policy year has not been paid, the cash value of a Whole Life Policy or an Extra Ordinary Life Policy will be reduced. There is not likely to be any cash value for a Whole Life Policy or an Extra Ordinary Life Policy during the early part of the first year because of the first year deductions.

The cash value for the Whole Life Policy, the Extra Ordinary Life Policy and the Single Premium Life Policy will be reduced by the amount of any Policy debt outstanding.

We determine the cash value for a Policy at the end of each valuation period. Each business day, together with any non-business days before it, is a valuation period. A business day is any day on which the New York Stock Exchange is open for trading. In accordance with the requirements of the Investment Company Act of l940, we may also determine the cash value for a Policy on any other day on which there is sufficient trading in securities to materially affect the value of the securities held by the Portfolios or Funds.

You may surrender a Policy for the cash value at any time during the lifetime of the insured. Alternatively, you may use the cash value of a Whole Life Policy or an Extra Ordinary Life Policy to provide extended term insurance or a reduced amount of fixed or variable paid-up insurance. See "Extended Term and Paid-Up Insurance", p. 16.

The Policies do not include any provision for a partial surrender. By administrative practice we will permit you to split a Policy into two Policies and surrender one of them, so long as the new Policy meets the regular minimum size requirements. The Policy which continues in force will be based on the age and risk classification of the insured at the time of issuance of the original Policy. The cash value and the death benefit will be proportionately reduced. We will allocate reductions among the Account divisions in proportion to the amounts in the divisions.


Annual Dividends

The Policies share in divisible surplus to the extent we determine annually. We will distribute a Policy's share annually as a dividend payable on each Policy anniversary beginning at the end of the second year. For Single Premium Life Policies, and some other Policies, the first distribution will be at the end of the first year. We will not pay a dividend on a Whole Life Policy or an Extra Ordinary Life Policy which is in force as extended term insurance.

Dividends under participating policies may be described as refunds of premiums which adjust the cost of a policy to the actual level of cost emerging over time after the policy's issue. Thus participating policies generally have gross premiums which are higher than those for comparable non-participating policies. Both federal and state tax law recognize that a dividend is considered to be a refund of a portion of the premium paid.

Dividend illustrations published at the time a life insurance policy is issued reflect the actual recent experience of the issuing company with respect to investment earnings, mortality and expenses. State law generally prohibits a company from projecting or estimating future results. State law also requires that dividends be paid out of surplus, after certain necessary amounts are set aside, and that such surplus be apportioned equitably among participating policies. In summary, dividends must be based on actual experience and cannot be guaranteed at issue of a policy.

Our actuary annually examines current and recent experience and compares these actual results with those which were assumed in determining premium rates when each class of policies was issued. We determine classes by such factors as year of issue, age, plan of insurance and risk classification. The actuary then determines the amount of dividends to be equitably apportioned to each class of policies. Following the actuary's recommendations, our Trustees adopt a dividend scale each year, thereby authorizing the distribution of the dividend.

For purposes of the current dividend scale used for the illustrations we publish, we have assumed that mortality experience in connection with the Policies will be comparable to that actually experienced with all life insurance.

You may use dividends to purchase variable paid-up additions. We will also pay dividends in cash, or you may use them to pay premiums or leave them to accumulate with interest; but unless you use all dividends we pay on an Extra Ordinary Life Policy to purchase paid-up additions, the term insurance portion of the Extra Life Protection will be terminated. See "Extra Ordinary Life Policy", p. 14. We hold dividends you leave to accumulate with interest in our general account and we will credit them with a rate of interest we determine annually. The interest rate will not be less than an annual effective rate of 3-l/2%. If a Whole Life Policy or an Extra Ordinary Life Policy is in force as reduced fixed benefit paid-up insurance, dividends to purchase fixed benefit paid-up additions. See "Extended Term and Paid-Up Insurance", p. 16.


Policy Loans

You may borrow up to 90% of a Policy's cash value using the Policy as security. The limit is 75% of the cash value during the first two Policy years. If a Policy loan is already outstanding, we determine the maximum amount for any new loan by applying these percentage limitations to the amount of cash value which the Policy would have if there were no loan. You may take loan proceeds in cash or, for the Whole Life and Extra Ordinary Life Policies, you may use them to pay premiums on the Policy.

Interest on a Policy loan accrues and is payable on a daily basis. We add unpaid interest to the amount of the loan. The Policy's cash value is reduced by the amount of the Policy loan. If the cash value decreases to zero the Policy will terminate unless a sufficient portion of the Policy loan is repaid. We will send you a notice at least 31 days before the termination date. The notice will show how much you must repay to keep the Policy in force.

You select the Policy loan interest rate. A specified annual effective rate of 8% is one choice. The other choice is a variable rate based on a corporate bond yield index. We will adjust the variable rate annually. It will not be less than 5%.

We will take the amount of a Policy loan, including interest as it accrues, from the Account divisions in proportion to the amounts in the divisions. We will transfer the amounts withdrawn to our general account and will credit those amounts on a daily basis with an annual earnings rate equal to the Policy loan interest rate less a charge for the mortality and expense risks we have assumed and for expenses, including taxes. The aggregate charge is currently at the annual rate of .85% for the 8% specified Policy loan interest rate and .85% for the variable Policy loan interest rate. For example, the earnings rate corresponding to the specified 8% Policy loan interest rate is currently 7.15%. A Policy loan, even if you repay it, will have a permanent effect on the Policy's variable insurance amount and cash value because the amounts you have borrowed will not participate in the Account's investment results while the loan is outstanding. The effect may be either favorable or unfavorable depending on whether the earnings rate credited to the loan amount is higher or lower than the rate credited to the unborrowed amount left in the Account.



You may repay a Policy loan, and any accrued interest outstanding, in whole or in part, at any time. We will credit payments as of the date we receive them and we will transfer those amounts from our general account to the Account divisions, in proportion to the amounts in the divisions, as of the same date.


Extended Term and Paid-Up Insurance

If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is not paid within the 31-day grace period (see "Grace Period", p. 10), you may use the cash value to provide a reduced amount of either fixed or variable benefit paid-up insurance. If you choose neither of these options, and do not surrender the Policy, the insurance will remain in force as extended term insurance.


If you use the cash value to provide a reduced amount of fixed benefit paid-up insurance or for extended term insurance we will transfer the amount of the cash value from the Account to our general account. Thereafter the Policy will not participate in the Account's investment results unless the Policy is subsequently reinstated. See "Reinstatement", p. 17. You may select variable benefit paid-up insurance only if the Policy meets a $1,000 cash value minimum test.


You must select paid-up insurance within three months after the due date of the first unpaid premium. We determine the amount of paid-up insurance by the amount of cash value and the age and sex of the insured, using the table of net single premiums at the attained age. Fixed benefit paid-up insurance has guaranteed cash and loan values. Paid-up insurance remains in force for the lifetime of the insured unless the Policy is surrendered.

If the Policy remains in force as extended term insurance the amount of insurance will equal the Total Death Benefit prior to the date the premium was due. The amount of cash value and the age and sex of the insured will determine how long the insurance continues. We will, upon your request, tell you the amount of insurance and how long the term will be. Extended term insurance is not available if the Policy was issued with a higher premium for extra mortality risk. Extended term insurance has a cash value but no loan value.



Reinstatement

If a premium for a Whole Life Policy or an Extra Ordinary Life Policy is due and remains unpaid after the grace period expires, the Policy may be reinstated within five years after the premium due date. The insured must provide satisfactory evidence of insurability. We may require substantial payment. The Policy may not be reinstated if you have surrendered it for its cash value.

Right to Exchange for a Fixed Benefit Policy

You may exchange a Policy for a fixed benefit policy if either of the mutual funds changes its investment adviser or if there is a material change in the investment policies of a Portfolio or Fund. We will give you notice of any such change and you will have 60 days to make the exchange.

Other Policy Provisions

Owner. The owner is identified in the Policy. The owner may exercise all rights under the Policy while the insured is living. Ownership may be transferred to another. Written proof of the transfer must be received by Northwestern Mutual at its Home Office. In this prospectus "you" means the owner of a Policy.

Beneficiary. The beneficiary is the person to whom the death benefit is payable. The beneficiary is named in the application. After the Policy is issued you may change the beneficiary in accordance with the Policy provisions.

Incontestability. We will not contest a Policy after it has been in force during the lifetime of the insured for two years from the date of issue.

Suicide. If the insured dies by suicide within one year from the date of issue, the amount payable under the Policy will be limited to the premiums paid.

Misstatement of Age or Sex. If the age or sex of the insured has been misstated, we will adjust benefits under a Policy to reflect the correct age and sex.

Collateral Assignment. You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office.

Payment Plans. The Policy provides a variety of payment plans for Policy benefits. Any Northwestern Mutual agent authorized to sell the Policies can explain these provisions on request.

Deferral of Determination and Payment. So long as premiums have been paid when due, we will ordinarily pay Policy benefits within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits during any period when it is not reasonably practicable to value securities because the New York Stock Exchange is closed or an emergency exists or the Securities and Exchange Commission, by order, permits deferral for the protection of policyowners.

If a Whole Life Policy or an Extra Ordinary Life Policy is continued in force as extended term or reduced paid-up insurance, we have the right to defer payment of the cash value for up to six months from the date of a Policy loan or surrender. If payment is deferred for 30 days or more we will pay interest at an annual effective rate of 4%.

Voting Rights

We are the owner of the mutual fund shares in which all assets of the Account are invested. As the owner of the shares we will exercise our right to vote the shares to elect directors of the funds, to vote on matters required to be approved or ratified by mutual fund shareholders under the Investment Company Act of 1940 and to vote on any other matters that may be presented to any shareholders' meeting of the funds. However, we will vote the mutual fund shares held in the Account in accordance with instructions from owners of the Policies. We will vote any shares held in our general account in the same proportions as the shares for which voting instructions are received. If the applicable laws or regulations change so as to permit us to vote the shares in our own discretion, we may elect to do so.

The number of mutual fund shares for each division of the Account for which the owner of a Policy may give instructions is determined by dividing the amount of the Policy's cash value apportioned to that division, if any, by the per share value for the corresponding Portfolio or Fund. The number will be determined as of a date we choose, but not more than 90 days before the shareholders' meeting. Fractional votes are counted. We will solicit voting instructions with written materials at least 14 days before the meeting. We will vote shares as to which we receive no instructions in the same proportion as the shares as to which we receive instructions.

We may, if required by state insurance officials, disregard voting instructions which would require mutual fund shares to be voted for a change in the sub-classification or investment objectives of a Portfolio or Fund, or to approve or disapprove an investment advisory agreement for either of the mutual funds. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for either a Portfolio or a Fund, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefor in the next semiannual report to the owners of the Policies.

Substitution of Fund Shares and Other Changes

If, in our judgment, a Portfolio or Fund becomes unsuitable for continued use with the Policies because of a change in investment objectives or restrictions, we may substitute shares of another Portfolio or Fund or another mutual fund. Any substitution of shares will be subject to any required approval of the Securities and Exchange Commission, the Wisconsin Commissioner of Insurance or other regulatory authority. We have also reserved the right, subject to applicable federal and state law, to operate the Account or any of its divisions as a management company under the Investment Company Act of 1940, or in any other form permitted, or to terminate registration of the Account if registration is no longer required, and to change the provisions of the Policies to comply with any applicable laws.

Reports

For each Policy year (unless a Whole Life Policy or an Extra Ordinary Life Policy is in force as extended term or fixed benefit paid-up insurance) you will receive a statement showing the death benefit, cash value and any Policy loan (including interest charged) as of the anniversary date. You will also receive annual and semiannual reports for the Account and both of the mutual funds, including financial statements.

Special Policy for Employers

The premium for the standard Policy is based in part on the sex of the insured. The standard annuity rates for payment plans which last for the lifetime of the payee are also based, in part, on the sex of the payee. For certain situations where the insurance involves an employer sponsored benefit plan or arrangement, federal law and the laws of certain states may require that premiums and annuity rates be determined without regard to sex. Special Whole Life Policies, Extra Ordinary Life Policies and Single Premium Life Policies are available for this purpose. You are urged to review any questions in this area with qualified counsel.


Financial Statements

Financial statements of the Account and financial statements of Northwestern Mutual appear in the Statement of Additional Information.





Legal Proceedings

We are engaged in litigation of various kinds which in our judgment is not of material importance in relation to our total assets. There are no legal proceedings pending to which the Account is a party.


Illustrations

Your financial representative will provide you with an illustration for your Policy upon request. The illustration will reflect the performance of your Policy to date and will show how the death benefit and cash value would vary based on hypothetical future investment results.


Tax Treatment of Policy Benefits

General The following discussion provides a general description of federal income tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code ("Code") as currently interpreted by the Internal Revenue Service. We do not intend this as tax advice. The discussion is not exhaustive, it does not address the likelihood of future changes in federal income tax law or interpretations thereof, and it does not address state or local tax considerations which may be significant in the purchase and ownership of a Policy.

The Economic Growth and Tax Relief Reconciliation Act of 2001, enacted on June 7, 2001, made substantial changes to the estate, gift and generation skipping transfer tax. The Act increases the amount of an estate exempt from tax from $675,000 in 2001 to $1 million in 2002, $2 million in 2006 and $3.5 million in 2009. The Act reduces the top estate, gift and generation skipping transfer tax rate from 55% in 2001 to 45% in 2009. In 2010, the estate tax and generation skipping transfer tax are repealed and the gift tax is reduced to 35%. All of these changes are sunsetted or repealed in 2011, unless extended or made permanent. It is generally believed that the estate tax repeal will not be made permanent but that further changes may be made.

Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. We have designed the Policy to comply with this definition.

Section 817(h) of the Code authorizes the Secretary of the Treasury to set standards for diversification of the investments underlying variable life insurance policies. Final regulations have been issued pursuant to this authority. Failure to meet the diversification requirements would disqualify the Policies as life insurance for purposes of Section 7702 of the Code. We intend to comply with these requirements.

The Treasury Department, in connection with the diversification requirements, stated that it expected to issue guidance about circumstances where a policyowner's control of separate account assets would cause the policyowner, and not the life insurance company, to be treated as the owner of those assets. These guidelines have not been issued. If the owner of a Policy were treated as the owner of the Fund shares held in the Account, the income and gains related to those shares would be included in the owner's gross income for federal income tax purposes. We believe that we own the assets of the Account under current federal income tax law.

Tax Treatment of Life Insurance While a Policy is in force, increases in the cash value of the Policy as a result of investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The death benefit received by a beneficiary will not be subject to federal income tax.


Unless the Policy is a modified endowment contract, as described below, a loan received under a Policy will not be treated as a distribution subject to current federal income tax. Interest paid by individual owners of the Policies will ordinarily not be deductible. You should consult a qualified tax adviser as to the deductibility of interest paid, or accrued, by other purchasers of the Policies. See "Other Tax Considerations", p.20.


As a general rule, the proceeds from a withdrawal of cash value will be taxable only to the extent that the withdrawal exceeds the basis of the Policy. The basis of the Policy is generally equal to the premiums paid less any amounts previously received as tax-free distributions. In certain circumstances, a withdrawal of cash value during the first 15 Policy years may be taxable to the extent that the cash value exceeds the basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the basis of the Policy.

Caution must be used when taking cash out of a Policy through policy loans. If interest is not paid annually, it is added to the principal amount and the total amount will continue to accrue for as long as the loan is maintained on the Policy. If the Policy remains in force until death, the loan will be repaid from the tax-free death benefit. However, if the Policy terminates by any method other than death, the total cash value of the Policy, plus the total amount of the loan, will be taxable to the extent it exceeds the amount of premiums paid. In extreme situations, policyowners can face what is called the "surrender squeeze". The surrender squeeze occurs when there is neither enough unborrowed cash value remaining in the Policy to cover the interest payment required to keep the Policy in force, nor to cover the tax due if the Policy terminates. Either the interest would have to be paid annually or the Policy would terminate and any income tax due would have to be paid with other assets.

Special tax rules may apply when ownership of a Policy is transferred. You should seek qualified tax advice if you plan a transfer of ownership.

Modified Endowment Contracts A Policy will be classified as a modified endowment contract if the cumulative premium paid during the first seven Policy years exceeds a defined "seven-pay" limit. The seven-pay limit is based on a hypothetical life insurance policy issued on the same insured person and for the same initial death benefit which, under specified conditions (which include the absence of expense and administrative charges) will be fully paid for after seven level annual payments. A Policy will be treated as a modified endowment contract unless cumulative premiums paid under the Policy, at all times during the first seven Policy years, are less than or equal to the cumulative seven-pay premiums which would have been paid under the hypothetical policy on or before such times.


Whenever there is a "material change" under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a modified endowment contract, and subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account the cash value of the Policy at the time of such change. A materially changed Policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit.



If the benefits are reduced during the first seven Policy years after entering into the Policy (or within seven years after a material change), for example, in some cases, by lapsing the Policy, the seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. If the premiums previously paid are greater than the recalculated seven-pay premium limit, the Policy will become a modified endowment contract. A life insurance policy which is received in exchange for a modified endowment contract will also be considered a modified endowment contract.


If a Policy is a modified endowment contract, any distribution from the Policy will be taxed on a gain-first basis. Distributions for this purpose include a loan (including any increase in the loan amount to pay interest on an existing loan or an assignment or a pledge to secure a loan) or a withdrawal of cash value. Any such distributions will be considered taxable income to the extent the cash value exceeds the basis in the Policy. For modified endowment contracts, the basis would be increased by the amount of any prior loan under the Policy that was considered taxable income. For purposes of determining the taxable portion of any distribution, all modified endowment contracts issued by Northwestern Mutual to the same policyowner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from modified endowment contracts.

A 10% penalty tax will apply to the taxable portion of a distribution from a modified endowment contract. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 1/2 years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayers or the joint lives (or joint life expectancies) of the taxpayer and his beneficiaries. If a Policy is surrendered, the excess, if any, of the cash value over the basis of the Policy will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax. The exceptions generally do not apply to life insurance policies owned by corporations or other entities. If a Policy terminates while there is a Policy loan, the cancellation of the loan and accrued loan interest will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the penalty tax, as described under the above rules.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy year it becomes a modified endowment contract and any subsequent Policy year will be taxed as described in the two preceding paragraphs. In addition, distributions from a Policy within two years before it becomes a modified endowment contract will be subject to tax in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. The Secretary of the Treasury has been authorized to prescribe rules which would treat similarly other distributions made in anticipation of a policy becoming a modified endowment contract.

Other Tax Considerations Business-owned life insurance may be subject to certain additional rules. Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Increases in cash value may also be subject to tax under the corporation alternative minimum tax provisions.

Section 264(a)(4) of the Code limits the Policyowner's deduction for interest on loans taken against life insurance policies to interest on an aggregate total of $50,000 of loans per covered life only with respect to life insurance policies covering key persons. Generally, a key person means an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.

In addition, Section 264(f) disallows a proportionate amount of a business' interest deduction on non-life insurance indebtedness based on the amount of unborrowed cash value of non-exempt life insurance policies held in relation to other business assets. Exempt policies include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring employees, directors, officers and 20% owners (as well as joint policies insuring 20% owners and their spouses).

Finally, life insurance purchased under a split dollar arrangement is subject to special tax rules. Under prior Internal Revenue Service rulings, a split dollar arrangement was taxable to the employee in the amount of the annual value of the economic benefit to the employee measured by the insurer's lowest one year term rates as defined by the various Internal Revenue Service rulings or the government's P.S. 58 rate table. Then IRS Notice 2001-10, published on January 29, 2001, provided, as interim guidance, that the employer under a split dollar arrangement could be treated by the parties as making loans to the employee or as acquiring beneficial ownership of the contract attributable to its share of premium payments. Notice 2001-10 also replaced the government P.S. 58 table with Table 2001.


On January 3, 2002, the Internal Revenue Service published Notice 2002-8 which:
(1) revoked Notice 2001-10 and restored prior law (amended to allow loan treatment); (2) provided that future proposed regulations are expected to require that collateral assignment split dollar arrangements be taxed under a loan regime and endorsement split dollar arrangements be taxed under a Code section 83 economic benefit regime; (3) provided that, on an interim basis, life insurance protection can be valued using Table 2001 rates or the insurer's lower one year term rates (after 2003, the alternate term rates must satisfy additional sales requirements); and (4) provided that, for split dollar arrangements entered into prior to the publication of final regulations, (a) the annual accrual of income will not, by itself, be enough to trigger a taxable transfer; (b) equity (cash surrender value in excess of the amount payable to the employer) will not be taxed regardless of the level of the employer's economic interest in the life insurance policy as long as the value of the life insurance protection is treated and reported as an economic benefit; (c) the employee can elect loan treatment at any time, provided all premiums paid by the employer are treated as a loan entered into at the beginning of the first year in which payments are treated as loans; and (d) for arrangements entered into before January 28, 2002, equity is not taxed if the split dollar arrangement is terminated prior to January 1, 2004 or if the arrangement is converted to a loan beginning on or after January 1, 2004 and all payments by the employer from the beginning of the arrangement are treated as loans.

Depending on the circumstances, the exchange of a Policy, a Policy loan, a change in ownership or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Policyowner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.

On July 3, 2002, the Treasury and Internal Revenue Service issued proposed regulations regarding the taxation of split dollar arrangements. The proposed regulations provide that split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on
(i) the current life insurance protection transferred to the employee and (ii) any other economic benefits, including an interest in the cash surrender value of the policy, to which the employee is provided any right or benefit during the taxable year. The proposed regulations have not been finalized and final regulations will apply only to arrangements entered into after their publication in the Federal Register.

On July 30, 2002, the Sarbanes-Oxley Act of 2002 was signed into law. One provision of the Act provides that it is a criminal offense for a public employer to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by a public employer under a split dollar arrangement with a director or executive officer is a personal loan subject to the new law.

On October 22, 2002, the Treasury and the Internal Revenue Service issued temporary and proposed regulations that require taxpayers to annually report all "reportable transactions" as defined in the regulations. "Reportable transactions" include transactions that are offered under conditions of confidentiality, investments by a public company or a business with assets of $100 million or more that produce a book-tax difference of $10 million or more, or transactions that include a tax indemnity. Although it is expected that a "reportable transaction" will be defined more narrowly in the final regulations, the purchase of certain large life insurance policies by businesses may qualify as a "reportable transaction".

                                 BACK COVER PAGE


         Additional information about Northwestern Mutual Variable Life Account is provided in a Statement of Additional Information which we have filed with the Securities and Exchange Commission. The Statement of Additional Information is incorporated herein by reference. The Statement of Additional Information is available at our Website: www.northwesternmutual.com. A copy is available without charge if you call 1-888-455-2232.

More information about Northwestern Mutual Series Fund, Inc. is included in the Fund's Statement of Additional Information (SAI), incorporated by reference in this prospectus, which is available free of charge.

More information about the Fund's investments is included in the Fund's annual and semi-annual reports, which discuss the market conditions and investment strategies that significantly affected each Portfolio's performance during the previous fiscal period.

To request a free copy of the Fund's SAI, or current annual or semi-annual report, call us at 1-888-455-2232. Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. Reports and other information about the Fund are available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, DC 20549-6009.

Northwestern Mutual

Northwestern Mutual Variable Life


Northwestern Mutual Variable Life Account

Northwestern Mutual Series Fund, Inc.


Fidelity VIP Mid Cap Portfolio

Russell Investment Funds


P r o s p e c t u s e s


Investment Company Act File Nos. 811-3990, ___________ and 811-5371

Northwestern Mutual(TM)

PO Box 3095
Milwaukee WI 53201-3095

Change Service Requested

                       STATEMENT OF ADDITIONAL INFORMATION

                                  VARIABLE LIFE
          (Variable Whole Life Policy, Extra Ordinary Life Policy, and
                           Single Premium Life Policy

                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT
                                (the "Account"),

                        a separate investment account of
                 The Northwestern Mutual Life Insurance Company
                             ("Northwestern Mutual")

--------------------------------------------------------------------------------

         This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the prospectus for the Policy. A copy of the prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.

--------------------------------------------------------------------------------


             The Date of the Prospectus to which this Statement of
                 Additional Information Relates is May 1, 2003.

              The Date of this Statement of Additional Information
                                is May 1, 2003.

                          DISTRIBUTION OF THE POLICIES

         The Policies are offered on a continuous basis exclusively through individuals who, in addition to being life insurance agents of Northwestern Mutual, are registered representatives of Northwestern Mutual Investment Services, LLC ("NMIS"). NMIS is our wholly-owned company.

         NMIS may be considered the underwriter of the Policies for purposes of the federal securities laws. The following amounts of commissions were paid on sales of variable life insurance policies issued in connection with the Account during each of the last three years:

                         Year                   Amount
                         ----                   ------
                         2002                   $ 97,054,099
                         2001                   $120,720,024
                         2000                   $154,396,431

     Commissions paid to our agents on sales of the Whole Life and Extra Ordinary Life Policies will not exceed 55% of the premium for the first year, 9% of the premium for the second and third years, 6% of the premium for the fourth through seventh years and 3% of the premium for the eighth through tenth years. Thereafter a persistency fee of 2% of premiums may be paid to the agent. For the Single Premium Life Policies commissions are 2-3/4% of the premium.

         Agents who meet certain productivity and persistency standards receive additional compensation. We may pay new agents differently during a training period. General agents and district agents who are registered representatives of NMIS and have supervisory responsibility for sales of the Policies receive commission overrides and other compensation.

                                     EXPERTS

         The financial statements of the Account as of December 31, 2002 and for each of the two years in the period ended December 31, 2002 and of Northwestern Mutual as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP provides audit services for the Account. The address of PricewaterhouseCoopers LLP is 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202.

 Financial Statements

Northwestern Mutual Variable Life Account
Statement of Assets and Liabilities
December 31, 2002
(in thousands)

Assets
  Investments at Market Value:
   Northwestern Mutual Series Fund, Inc.
    Small Cap Growth Stock
     60,988 shares (cost $109,977)...................................... $ 88,737
    T. Rowe Price Small Cap Value
     24,810 shares (cost $25,180).......................................   23,644
    Aggressive Growth Stock
     112,441 shares (cost $370,716).....................................  245,459
    International Growth Stock
     5,596 shares (cost $4,584).........................................    4,421
    Franklin Templeton International Equity
     159,554 shares (cost $236,427).....................................  163,382
    Index 400 Stock
     75,571 shares (cost $83,113).......................................   71,944
    Growth Stock
     117,667 shares (cost $247,216).....................................  186,856
    J.P. Morgan Select Growth and Income Stock
     126,706 shares (cost $170,047).....................................  109,981
    Capital Guardian Domestic Equity
     24,831 shares (cost $21,334).......................................   18,822
    Index 500 Stock
     181,007 shares (cost $514,808).....................................  392,243
    Asset Allocation
     9,203 shares (cost $8,491).........................................    7,897
    Balanced
     129,031 shares (cost $227,716).....................................  209,288
    High Yield Bond
     58,130 shares (cost $43,624).......................................   32,727
    Select Bond
     59,452 shares (cost $70,746).......................................   75,563
    Money Market
     119,895 shares (cost $119,895).....................................  119,895
   Russell Insurance Funds
    Multi-Style Equity
     6,865 shares (cost $88,572)........................................   62,056
    Aggressive Equity
     3,252 shares (cost $37,473)........................................   30,116
    Non-U.S.
     4,937 shares (cost $47,060)........................................   35,546
    Core Bond
     3,333 shares (cost $33,989)........................................   34,729
    Real Estate Securities
     2,750 shares (cost $29,435)........................................   28,905    $1,942,211
                                                                         --------
 Due from Northwestern Mutual Life Insurance Company....................                    486
                                                                                     ----------
       Total Assets.....................................................             $1,942,697
                                                                                     ==========
Liabilities
  Due to Northwestern Mutual Life Insurance Company.....................             $      132
                                                                                     ----------
       Total Liabilities................................................                    132
                                                                                     ----------
Equity (Note 8)
    Variable Life Policies Issued Before October 11, 1995...............                382,814
    Variable Complife Policies Issued On or After October 11, 1995......              1,401,357
    Variable Executive Life Policies Issued On or After March 2, 1998...                 87,373
    Variable Joint Life Policies Issued On or After December 10, 1998...                 71,021
                                                                                     ----------
       Total Equity.....................................................              1,942,565
                                                                                     ----------
       Total Liabilities and Equity.....................................             $1,942,697
                                                                                     ==========

     The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Operations
(in thousands)

                                                                                         T. Rowe Price
                                                             Small Cap Growth           Small Cap Value
                                       Combined               Stock Division               Division#
                               ------------------------  ------------------------  ------------------------
                                Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001         2002         2001
-------------------------------------------------------------------------------------------------------------
Investment Income
 Dividend Income..............  $  31,707    $ 127,172     $    131      $   5       $   124        $ 15
 Mortality and
   Expense Risks..............    (10,183)      (7,362)        (487)      (276)          (86)         (6)
 Taxes........................       (814)      (2,636)         (18)       (93)           (6)         (1)
                                ---------    ---------     --------      -----       -------        ----
 Net Investment
   Income (Loss)..............     20,710      117,174         (374)      (364)           32           8
                                ---------    ---------     --------      -----       -------        ----

Realized and Unrealized
 Gain (Loss) on Investments
 Realized Gain
   (Loss) on
   Investments................    (11,929)         199         (736)      (296)          172          --
 Unrealized
   Appreciation (Depreciation)
   of Investments
   During the Period..........   (369,861)    (300,285)     (17,491)        21        (2,018)        483
                                ---------    ---------     --------      -----       -------        ----
 Net Gain (Loss) on
   Investments................   (381,790)    (300,086)     (18,227)      (275)       (1,846)        483
                                ---------    ---------     --------      -----       -------        ----
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity...................  $(361,080)   $(182,912)    $(18,601)     $(639)      $(1,814)       $491
                                =========    =========     ========      =====       =======        ====


                                   Aggressive Growth       International Growth
                                    Stock Division            Stock Division#
                               ------------------------  ------------------------
                                Year Ended   Year Ended   Year Ended  Period Ended
                               December 31, December 31, December 31, December 31,
                                   2002         2001         2002         2001
----------------------------------------------------------------------------------
Investment Income
 Dividend Income..............   $    238    $  55,735      $  23         $ --
 Mortality and
   Expense Risks..............     (1,457)      (1,156)       (15)          (1)
 Taxes........................       (101)        (419)        (1)          --
                                 --------    ---------      -----         ----
 Net Investment
   Income (Loss)..............     (1,320)      54,160          7           (1)
                                 --------    ---------      -----         ----

Realized and Unrealized
 Gain (Loss) on Investments
 Realized Gain
   (Loss) on
   Investments................     (2,733)         470       (297)          --
 Unrealized
   Appreciation (Depreciation)
   of Investments
   During the Period..........    (59,041)    (113,399)      (173)          10
                                 --------    ---------      -----         ----
 Net Gain (Loss) on
   Investments................    (61,774)    (112,929)      (470)          10
                                 --------    ---------      -----         ----
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity...................   $(63,094)   $ (58,769)     $(463)        $  9
                                 ========    =========      =====         ====

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Operations
(in thousands)

                                            Franklin Templeton
                                               International               Index 400
                                              Equity Division           Stock Division         Growth Stock Division
                                         ------------------------  ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income ......................   $  3,431     $ 16,480     $    502      $ 439       $  2,122     $  7,586
  Mortality and Expense Risks...........       (954)        (719)        (354)      (163)        (1,057)        (773)
  Taxes.................................        (70)        (260)         (13)       (53)           (52)        (271)
                                           --------     --------     --------      -----       --------     --------
  Net Investment Income (Loss)..........      2,407       15,501          135        223          1,013        6,542
                                           --------     --------     --------      -----       --------     --------

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss)
   on Investments.......................     (2,938)        (282)        (236)        (7)        (1,528)         352
  Unrealized Appreciation
   (Depreciation) of
   Investments During the Period........    (33,186)     (40,155)     (11,036)       718        (45,647)     (34,280)
                                           --------     --------     --------      -----       --------     --------
  Net Gain (Loss) on Investments........    (36,124)     (40,437)     (11,272)       711        (47,175)     (33,928)
                                           --------     --------     --------      -----       --------     --------
  Increase (Decrease) in Equity
   Derived from Investment Activity.....   $(33,717)    $(24,936)    $(11,137)     $ 934       $(46,162)    $(27,386)
                                           ========     ========     ========      =====       ========     ========

                                            J.P. Morgan Select         Capital Guardian
                                             Growth and Income          Domestic Equity
                                              Stock Division               Division#
                                         ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended  Period Ended
                                         December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001
--------------------------------------------------------------------------------------------
Investment Income
  Dividend Income ......................   $  1,053     $  4,135     $   222        $ 23
  Mortality and Expense Risks...........       (655)        (530)        (59)         (5)
  Taxes.................................        (39)        (188)         (4)         (1)
                                           --------     --------     -------        ----
  Net Investment Income (Loss)..........        359        3,417         159          17
                                           --------     --------     -------        ----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss)
   on Investments.......................     (2,575)        (204)        (94)         (2)
  Unrealized Appreciation
   (Depreciation) of
   Investments During the Period........    (38,293)     (13,126)     (2,814)        302
                                           --------     --------     -------        ----
  Net Gain (Loss) on Investments........    (40,868)     (13,330)     (2,908)        300
                                           --------     --------     -------        ----
  Increase (Decrease) in Equity
   Derived from Investment Activity.....   $(40,509)    $ (9,913)    $(2,749)       $317
                                           ========     ========     =======        ====

#The initial investment in this Division was made on July 31, 2001.

     The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Operations
(in thousands)

                                            Index 500
                                          Stock Division        Asset Allocation Division#       Balanced Division
                                     ------------------------   --------------------------   ------------------------
                                      Year Ended   Year Ended    Year Ended   Period Ended   Year Ended   Year Ended
                                     December 31, December 31,  December 31,  December 31,  December 31, December 31,
(continued)                              2002         2001          2002          2001          2002         2001
----------------------------------------------------------------------------------------------------------------------
Investment Income
 Dividend Income....................  $   5,269     $ 16,748       $ 129          $15         $  7,713     $ 15,012
 Mortality and
   Expense Risks....................     (2,191)      (1,726)        (28)          (2)          (1,069)        (915)
 Taxes..............................       (181)        (633)         (3)          --             (252)        (376)
                                      ---------     --------       -----          ---         --------     --------
 Net Investment
   Income (Loss)....................      2,897       14,389          98           13            6,392       13,721
                                      ---------     --------       -----          ---         --------     --------

Realized and
 Unrealized
 Gain (Loss) on
 Investments
 Realized Gain
   (Loss) on
   Investments......................      5,110        2,729         (22)           5             (625)         559
 Unrealized
   Appreciation (Depreciation)
   of Investments
   During the Period................   (112,454)     (67,629)       (654)          60          (23,644)     (21,699)
                                      ---------     --------       -----          ---         --------     --------
 Net Gain (Loss) on
   Investments......................   (107,344)     (64,900)       (676)          65          (24,269)     (21,140)
                                      ---------     --------       -----          ---         --------     --------
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity.........................  $(104,447)    $(50,511)      $(578)         $78         $(17,877)    $ (7,419)
                                      =========     ========       =====          ===         ========     =======

                                     High Yield Bond Division     Select Bond Division       Money Market Division
                                     ------------------------   ------------------------   ------------------------
                                      Year Ended   Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                     December 31, December 31,  December 31, December 31,  December 31, December 31,
(continued)                              2002         2001          2002         2001          2002         2001
--------------------------------------------------------------------------------------------------------------------
Investment Income
 Dividend Income....................   $ 3,479      $ 2,905        $2,499      $ 1,762        $1,835       $3,627
 Mortality and
   Expense Risks....................      (161)        (108)         (258)        (123)         (592)        (419)
 Taxes..............................        (8)         (38)          (24)         (44)          (17)        (112)
                                       -------      -------        ------      -------        ------       ------
 Net Investment
   Income (Loss)....................     3,310        2,759         2,217        1,595         1,226        3,096
                                       -------      -------        ------      -------        ------       ------

Realized and
 Unrealized
 Gain (Loss) on
 Investments
 Realized Gain
   (Loss) on
   Investments......................    (1,107)      (1,060)         704           (45)           --           --
 Unrealized
   Appreciation (Depreciation)
   of Investments
   During the Period................    (3,189)        (861)       3,467         1,419            --           --
                                       -------      -------       ------       -------        ------       ------
 Net Gain (Loss) on
   Investments......................    (4,296)      (1,921)       4,171         1,374            --           --
                                       -------      -------       ------       -------        ------       ------
 Increase
   (Decrease) in
   Equity Derived
   from Investment
   Activity.........................   $  (986)     $   838       $6,388       $ 2,969        $1,226       $3,096
                                       =======      =======       ======       =======        ======       ======

#The initial investment in this Division was made on July 31, 2001.

     The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Operations
(in thousands)

                                                   Russell Multi-          Russell Aggressive           Russell Non-
                                                Style Equity Division        Equity Division            U.S. Division
                                              ------------------------  ------------------------  ------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                              December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                       2002         2001         2002         2001         2002         2001
----------------------------------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income . . . . ...................   $    356     $ 1,011      $    --       $  26       $   629      $   195
  Mortality and Expense Risks................       (285)       (180)        (146)        (85)         (159)        (103)
  Taxes......................................         (6)        (60)          (5)        (28)           (5)         (35)
                                                --------     -------      -------       -----       -------      -------
  Net Investment Income (Loss)...............         65         771         (151)        (87)          465           57
                                                --------     -------      -------       -----       -------      -------

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss)
   on Investments............................     (1,625)       (545)        (937)       (173)       (3,644)      (1,972)
  Unrealized Appreciation
   (Depreciation) of
   Investments During the Period.............    (14,783)     (7,053)      (5,584)        217        (2,812)      (5,137)
                                                --------     -------      -------       -----       -------      -------
  Net Gain (Loss) on Investments.............    (16,408)     (7,598)      (6,521)         44        (6,456)      (7,109)
                                                --------     -------      -------       -----       -------      -------
  Increase (Decrease) in Equity
   Derived from Investment Activity..........   $(16,343)    $(6,827)     $(6,672)      $ (43)      $(5,991)     $(7,052)
                                                ========     =======      =======       =====       =======      =======

                                                    Russell Core           Russell Real Estate
                                                    Bond Division          Securities Division
                                              ------------------------  ------------------------
                                               Year Ended   Year Ended   Year Ended   Year Ended
                                              December 31, December 31, December 31, December 31,
(continued)                                       2002         2001         2002         2001
-------------------------------------------------------------------------------------------------
Investment Income
  Dividend Income . . . . ...................    $  661        $820       $ 1,291       $ 633
  Mortality and Expense Risks................       (52)        (25)         (118)        (47)
  Taxes......................................        (3)         (8)           (6)        (16)
                                                 ------        ----       -------       -----
  Net Investment Income (Loss)...............       606         787         1,167         570
                                                 ------        ----       -------       -----

Realized and Unrealized Gain
 (Loss) on Investments
  Realized Gain (Loss)
   on Investments............................       976         184           206         486
  Unrealized Appreciation
   (Depreciation) of
   Investments During the Period.............       573         (46)       (1,082)       (130)
                                                 ------        ----       -------       -----
  Net Gain (Loss) on Investments.............     1,549         138          (876)        356
                                                 ------        ----       -------       -----
  Increase (Decrease) in Equity
   Derived from Investment Activity..........    $2,155        $925       $   291       $ 926
                                                 ======        ====       =======       =====

     The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Changes in Equity
(in thousands)

                                                                                                   T. Rowe Price
                                                                       Small Cap Growth           Small Cap Value
                                                 Combined               Stock Division               Division#
                                         ------------------------  ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended  Period Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
                                             2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........  $   20,710   $  117,174    $   (374)    $  (364)     $    32       $    8
  Net Realized Gain (Loss)..............     (11,929)         199        (736)       (296)         172           --
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (369,861)    (300,285)    (17,491)         21       (2,018)         483
                                          ----------   ----------    --------     -------      -------       ------
Increase (Decrease) in Equity...........    (361,080)    (182,912)    (18,601)       (639)      (1,814)         491
                                          ----------   ----------    --------     -------      -------       ------
Equity Transactions
  Policyowners' Net Payments............     671,423      697,763      28,498      23,485        4,209          434
  Policy Loans, Surrenders, and Death
   Benefits.............................    (153,434)    (112,180)     (7,487)     (4,593)        (708)         (67)
  Mortality and Other (net).............    (109,889)    (107,907)     (5,498)     (4,385)        (738)         (58)
  Transfers from Other Divisions........     396,497      402,319      20,009      26,320       20,173        5,543
  Transfers to Other Divisions..........    (396,497)    (402,319)    (10,825)     (7,922)      (3,781)         (41)
                                          ----------   ----------    --------     -------      -------       ------
Increase in Equity
  Derived from Equity Transactions......     408,100      477,676      24,697      32,905       19,155        5,811
                                          ----------   ----------    --------     -------      -------       ------
Net Increase (Decrease) in Equity.......      47,020      294,764       6,096      32,266       17,341        6,302
Equity
  Beginning of Period...................   1,895,545    1,600,781      82,643      50,377        6,302           --
                                          ----------   ----------    --------     -------      -------       ------
  End of Period.........................  $1,942,565   $1,895,545    $ 88,739     $82,643      $23,643       $6,302
                                          ==========   ==========    ========     =======      =======       ======

                                             Aggressive Growth       International Growth
                                              Stock Division            Stock Division#
                                         ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended  Period Ended
                                         December 31, December 31, December 31, December 31,
                                             2002         2001         2002         2001
--------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $ (1,320)   $  54,160     $     7       $   (1)
  Net Realized Gain (Loss)..............     (2,733)         470        (297)          --
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (59,041)    (113,399)       (173)          10
                                           --------    ---------     -------       ------
Increase (Decrease) in Equity...........    (63,094)     (58,769)       (463)           9
                                           --------    ---------     -------       ------
Equity Transactions
  Policyowners' Net Payments............     67,922       66,834         808           98
  Policy Loans, Surrenders, and Death
   Benefits.............................    (20,224)     (18,126)       (158)          --
  Mortality and Other (net).............    (13,292)     (13,223)       (147)         (11)
  Transfers from Other Divisions........     30,778       43,394       6,020        1,041
  Transfers to Other Divisions..........    (31,416)     (23,039)     (2,767)          (1)
                                           --------    ---------     -------       ------
Increase in Equity
  Derived from Equity Transactions......     33,768       55,840       3,756        1,127
                                           --------    ---------     -------       ------
Net Increase (Decrease) in Equity.......    (29,326)      (2,929)      3,293        1,136
Equity
  Beginning of Period...................    274,896      277,825       1,136           --
                                           --------    ---------     -------       ------
  End of Period.........................   $245,570    $ 274,896     $ 4,429       $1,136
                                           ========    =========     =======       ======

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are in Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Changes in Equity
(in thousands)

                                            Franklin Templeton
                                               International               Index 400
                                              Equity Division           Stock Division         Growth Stock Division
                                         ------------------------  ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $  2,407     $ 15,501     $    135     $   223      $  1,013     $  6,542
  Net Realized Gain (Loss)..............     (2,938)        (282)        (236)         (7)       (1,528)         352
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (33,186)     (40,155)     (11,036)        718       (45,647)     (34,280)
                                           --------     --------     --------     -------      --------     --------
Increase (Decrease) in Equity...........    (33,717)     (24,936)     (11,137)        934       (46,162)     (27,386)
                                           --------     --------     --------     -------      --------     --------

Equity Transactions
  Policyowners' Net Payments............     43,862       41,543       20,450      12,735        56,456       52,360
  Policy Loans, Surrenders, and Death
   Benefits.............................    (13,590)     (10,571)      (4,145)     (2,168)      (15,648)     (11,723)
  Mortality and Other (net).............     (8,065)      (7,910)      (3,916)     (2,455)      (10,956)     (10,223)
  Transfers from Other Divisions........     22,387       26,521       22,086      25,046        24,065       37,491
  Transfers to Other Divisions..........    (18,085)     (11,896)      (6,096)     (3,729)      (16,982)     (16,082)
                                           --------     --------     --------     -------      --------     --------
Increase in Equity
  Derived from Equity Transactions......     26,509       37,687       28,379      29,429        36,935       51,823
                                           --------     --------     --------     -------      --------     --------
Net Increase (Decrease) in Equity.......     (7,208)      12,751       17,242      30,363        (9,227)      24,437
Equity
  Beginning of Period...................    170,668      157,917       54,677      24,314       196,115      171,678
                                           --------     --------     --------     -------      --------     --------
  End of Period.........................   $163,460     $170,668     $ 71,919     $54,677      $186,888     $196,115
                                           ========     ========     ========     =======      ========     ========

                                            J.P. Morgan Select         Capital Guardian
                                             Growth and Income          Domestic Equity
                                              Stock Division            Stock Division#
                                         ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended  Period Ended
                                         December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001
--------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $    359     $  3,417     $   159       $   17
  Net Realized Gain (Loss)..............     (2,575)        (204)        (94)          (2)
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (38,293)     (13,126)     (2,814)         302
                                           --------     --------     -------       ------
Increase (Decrease) in Equity...........    (40,509)      (9,913)     (2,749)         317
                                           --------     --------     -------       ------

Equity Transactions
  Policyowners' Net Payments............     34,103       32,889       3,500          420
  Policy Loans, Surrenders, and Death
   Benefits.............................     (9,579)      (9,380)       (338)         (62)
  Mortality and Other (net).............     (6,256)      (6,571)       (597)         (47)
  Transfers from Other Divisions........     13,448       20,061      15,134        4,971
  Transfers to Other Divisions..........    (12,836)      (7,529)     (1,690)         (28)
                                           --------     --------     -------       ------
Increase in Equity
  Derived from Equity Transactions......     18,880       29,470      16,009        5,254
                                           --------     --------     -------       ------
Net Increase (Decrease) in Equity.......    (21,629)      19,557      13,260        5,571
Equity
  Beginning of Period...................    131,656      112,099       5,571           --
                                           --------     --------     -------       ------
  End of Period.........................   $110,027     $131,656     $18,831       $5,571
                                           ========     ========     =======       ======

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Changes in Equity
(in thousands)

                                                 Index 500
                                              Stock Division       Asset Allocation Division#      Balanced Division
                                         ------------------------  --------------------------   ------------------------
                                          Year Ended   Year Ended   Year Ended   Period Ended  Year Ended   Year Ended
                                         December 31, December 31, December 31,  December 31, December 31, December 31,
(continued)                                  2002         2001         2002          2001         2002         2001
------------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........  $   2,897     $ 14,389      $   98        $   13      $  6,392     $ 13,721
  Net Realized Gain (Loss)..............      5,110        2,729         (22)            5          (625)         559
  Net Change in Unrealized Appreciation
   (Depreciation).......................   (112,454)     (67,629)       (654)           60       (23,644)     (21,699)
                                          ---------     --------      ------        ------      --------     --------
Increase (Decrease) in Equity...........   (104,447)     (50,511)       (578)           78       (17,877)      (7,419)
                                          ---------     --------      ------        ------      --------     --------
Equity Transactions
  Policyowners' Net Payments............    111,260      104,548       1,179            76        32,640       30,367
  Policy Loans, Surrenders, and Death
   Benefits.............................    (33,947)     (25,831)       (269)          (15)      (14,335)     (11,836)
  Mortality and Other (net).............    (21,509)     (20,549)       (262)          (30)       (6,804)      (6,614)
  Transfers from Other Divisions........     45,341       67,234       6,375         2,086        20,990       21,637
  Transfers to Other Divisions..........    (30,043)     (29,177)       (739)           (1)      (13,327)     (11,057)
                                          ---------     --------      ------        ------      --------     --------
Increase in Equity
  Derived from Equity Transactions......     71,102       96,225       6,284         2,116        19,164       22,497
                                          ---------     --------      ------        ------      --------     --------
Net Increase (Decrease) in Equity.......    (33,345)      45,714       5,706         2,194         1,287       15,078
Equity
  Beginning of Period...................    425,707      379,993       2,194            --       208,026      192,948
                                          ---------     --------      ------        ------      --------     --------
  End of Period.........................  $ 392,362     $425,707      $7,900        $2,194      $209,313     $208,026
                                          =========     ========      ======        ======      ========     ========

                                         High Yield Bond Division    Select Bond Division      Money Market Division
                                         ------------------------  ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001         2002         2001
----------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $ 3,310      $ 2,759      $  2,217     $  1,595    $   1,226    $   3,096
  Net Realized Gain (Loss)..............    (1,107)      (1,060)          704          (45)          --           --
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (3,189)        (861)        3,467        1,419           --           --
                                           -------      -------      --------     --------    ---------    ---------
Increase (Decrease) in Equity...........      (986)         838         6,388        2,969        1,226        3,096
                                           -------      -------      --------     --------    ---------    ---------
Equity Transactions
  Policyowners' Net Payments............     7,500        6,831        12,009        8,111      192,709      265,283
  Policy Loans, Surrenders, and Death
   Benefits.............................    (2,307)      (2,040)       (3,313)      (1,894)     (15,625)      (7,403)
  Mortality and Other (net).............    (1,496)      (1,318)       (2,922)      (1,589)     (17,291)     (24,561)
  Transfers from Other Divisions........     6,166        6,262        30,764       23,459       51,384       35,827
  Transfers to Other Divisions..........    (3,757)      (3,473)      (10,812)     (12,147)    (199,919)    (252,248)
                                           -------      -------      --------     --------    ---------    ---------
Increase in Equity
  Derived from Equity Transactions......     6,106        6,262        25,726       15,940       11,258       16,898
                                           -------      -------      --------     --------    ---------    ---------
Net Increase (Decrease) in Equity.......     5,120        7,100        32,114       18,909       12,484       19,994
Equity
  Beginning of Period...................    27,597       20,497        43,382       24,473      107,420       87,426
                                           -------      -------      --------     --------    ---------    ---------
  End of Period.........................   $32,717      $27,597      $ 75,496     $ 43,382    $ 119,904    $ 107,420
                                           =======      =======      ========     ========    =========    =========

#The initial investment in this Division was made on July 31, 2001.

    The Accompanying Notes are an Integral Part of the Financial Statements

Northwestern Mutual Variable Life Account
Statements of Changes in Equity
(in thousands)

                                              Russell Multi-          Russell Aggressive           Russell Non-
                                           Style Equity Division        Equity Division            U.S. Division
                                         ------------------------  ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001         2002         2001
-----------------------------------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $     65     $   771      $  (151)     $   (87)     $    465     $     57
  Net Realized Gain (Loss)..............     (1,625)       (545)        (937)        (173)       (3,644)      (1,972)
  Net Change in Unrealized Appreciation
   (Depreciation).......................    (14,783)     (7,053)      (5,584)         217        (2,812)      (5,137)
                                           --------     -------      -------      -------      --------     --------
Increase (Decrease) in Equity...........    (16,343)     (6,827)      (6,672)         (43)       (5,991)      (7,052)
                                           --------     -------      -------      -------      --------     --------

Equity Transactions
  Policyowners' Net Payments............     22,082      21,720        9,224        8,802        11,645       12,021
  Policy Loans, Surrenders, and Death
   Benefits.............................     (4,487)     (2,510)      (2,165)      (1,295)       (2,408)      (1,528)
  Mortality and Other (net).............     (3,993)     (3,622)      (1,852)      (1,605)       (1,943)      (1,813)
  Transfers from Other Divisions........     11,287      16,182        8,160        8,226        13,956       15,996
  Transfers to Other Divisions..........     (7,331)     (5,154)      (5,758)      (4,141)      (12,413)     (10,603)
                                           --------     -------      -------      -------      --------     --------
Increase in Equity
  Derived from Equity Transactions......     17,558      26,616        7,609        9,987         8,837       14,073
                                           --------     -------      -------      -------      --------     --------
Net Increase (Decrease) in Equity.......      1,215      19,789          937        9,944         2,846        7,021
Equity
  Beginning of Period...................     60,864      41,075       29,181       19,237        32,708       25,687
                                           --------     -------      -------      -------      --------     --------
  End of Period.........................   $ 62,079     $60,864      $30,118      $29,181      $ 35,554     $ 32,708
                                           ========     =======      =======      =======      ========     ========


                                               Russell Core          Russell Real Estate
                                               Bond Division         Securities Division
                                         ------------------------  ------------------------
                                          Year Ended   Year Ended   Year Ended   Year Ended
                                         December 31, December 31, December 31, December 31,
(continued)                                  2002         2001         2002         2001
--------------------------------------------------------------------------------------------
Operations
  Net Investment Income (Loss)..........   $   606      $   787      $ 1,167      $   570
  Net Realized Gain (Loss)..............       976          184          206          486
  Net Change in Unrealized Appreciation
   (Depreciation).......................       573          (46)      (1,082)        (130)
                                           -------      -------      -------      -------
Increase (Decrease) in Equity...........     2,155          925          291          926
                                           -------      -------      -------      -------

Equity Transactions
  Policyowners' Net Payments............     5,412        6,006        5,955        3,200
  Policy Loans, Surrenders, and Death
   Benefits.............................      (804)        (305)      (1,897)        (833)
  Mortality and Other (net).............    (1,096)        (663)      (1,256)        (660)
  Transfers from Other Divisions........    13,069        6,903       14,905        8,119
  Transfers to Other Divisions..........    (3,048)      (1,554)      (4,872)      (2,497)
                                           -------      -------      -------      -------
Increase in Equity
  Derived from Equity Transactions......    13,533       10,387       12,835        7,329
                                           -------      -------      -------      -------
Net Increase (Decrease) in Equity.......    15,688       11,312       13,126        8,255
Equity
  Beginning of Period...................    19,035        7,723       15,767        7,512
                                           -------      -------      -------      -------
  End of Period.........................   $34,723      $19,035      $28,893      $15,767
                                           =======      =======      =======      =======

    The Accompanying Notes are an Integral Part of the Financial Statements

 Financial Highlights

Northwestern Mutual Variable Life Account
(For a unit outstanding during the period)

                                                                           Dividend
                                                                         Income as a
                                                                             % of     Expense Ratio,
                                                       Unit Value,        Average Net   Lowest to     Total Return (2),
Division                                            Lowest to Highest       Assets       Highest      Lowest to Highest
-------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock
  Year Ended 12/31/02........................... $1.258323 to $ 15.591407    0.15%    0.20% to 0.75% (18.99%) to (18.42%)
  Year Ended 12/31/01........................... $1.553320 to $ 19.112629    0.01%    0.20% to 0.75%  (4.44%) to  (3.76%)
T. Rowe Price Small Cap Value (1)
  Year Ended 12/31/02........................... $0.951303 to $  9.607906    0.72%    0.20% to 0.75%  (6.24%) to  (5.58%)
  Period Ended 12/31/01......................... $1.014592 to $ 10.175772    0.42%    0.20% to 0.75%   1.46%  to   1.76%
Aggressive Growth Stock
  Year Ended 12/31/02........................... $1.464237 to $ 38.441232    0.09%    0.20% to 0.75% (21.70%) to (21.15%)
  Year Ended 12/31/01........................... $1.868189 to $ 48.753408   21.57%    0.20% to 0.75% (20.44%) to (19.87%)
International Growth Stock (1)
  Year Ended 12/31/02........................... $0.786402 to $  7.942434    0.78%    0.20% to 0.75% (12.95%) to (12.34%)
  Period Ended 12/31/01......................... $0.903343 to $  9.060000    0.00%    0.20% to 0.75%  (9.67%) to  (9.40%)
Franklin Templeton International Equity
  Year Ended 12/31/02........................... $1.216308 to $  1.759773    1.99%    0.20% to 0.75% (17.98%) to (17.40%)
  Year Ended 12/31/01........................... $1.481423 to $  2.130553   10.20%    0.20% to 0.75% (14.60%) to (14.00%)
Index 400 Stock
  Year Ended 12/31/02........................... $1.038438 to $ 11.227976    0.75%    0.20% to 0.75% (15.14%) to (14.54%)
  Year Ended 12/31/01........................... $1.223656 to $ 13.138452    1.13%    0.20% to 0.75%  (1.35%) to  (0.65%)
Growth Stock
  Year Ended 12/31/02........................... $1.645371 to $ 21.414901    1.10%    0.20% to 0.75% (21.38%) to (20.83%)
  Year Ended 12/31/01........................... $2.090785 to $ 27.049526    4.25%    0.20% to 0.75% (14.82%) to (14.22%)
J.P. Morgan Select Growth and Income \ Stock
  Year Ended 12/31/02........................... $1.296529 to $ 16.717038    0.90%    0.20% to 0.75% (28.70%) to (28.20%)
  Year Ended 12/31/01........................... $1.816535 to $ 23.281928    3.45%    0.20% to 0.75%  (8.42%) to  (7.77%)
Capital Guardian Domestic Equity (1)
  Year Ended 12/31/02........................... $0.762737 to $  7.703469    1.77%    0.20% to 0.75% (21.79%) to (21.24%)
  Period Ended 12/31/01......................... $0.975250 to $  9.781208    0.73%    0.20% to 0.75%  (2.48%) to  (2.19%)
Index 500 Stock
  Year Ended 12/31/02........................... $1.630187 to $ 35.246385    1.30%    0.20% to 0.75% (22.61%) to (22.07%)
  Year Ended 12/31/01........................... $2.104460 to $ 45.228886    4.26%    0.20% to 0.75% (12.50%) to (11.88%)
Asset Allocation (1)
  Year Ended 12/31/02........................... $0.869901 to $  8.785751    2.35%    0.20% to 0.75% (10.88%) to (10.26%)
  Period Ended 12/31/01......................... $0.976111 to $  9.789803    1.19%    0.20% to 0.75%  (2.39%) to  (2.10%)
Balanced
  Year Ended 12/31/02........................... $1.640075 to $ 84.486469    3.70%    0.20% to 0.75%  (8.18%) to  (7.54%)
  Year Ended 12/31/01........................... $1.784400 to $ 91.372736    7.58%    0.20% to 0.75%  (3.83%) to  (3.15%)
High Yield Bond
  Year Ended 12/31/02........................... $1.276280 to $ 15.870922   11.64%    0.20% to 0.75%  (3.57%) to  (2.89%)
  Year Ended 12/31/01........................... $1.322201 to $ 16.343831   11.57%    0.20% to 0.75%   4.29%  to   5.03%
Select Bond
  Year Ended 12/31/02........................... $1.624374 to $121.279756    4.23%    0.20% to 0.75%  11.31%  to  12.09%
  Year Ended 12/31/01........................... $1.457873 to $108.200259    5.07%    0.20% to 0.75%   9.59%  to  10.37%
Money Market
  Year Ended 12/31/02........................... $1.339422 to $ 34.132616    1.63%    0.20% to 0.75%   0.95%  to   1.65%
  Year Ended 12/31/01........................... $1.325528 to $ 33.577318    3.73%    0.20% to 0.75%   3.19%  to   3.92%
Russell Multi-Style Equity
  Year Ended 12/31/02........................... $0.589495 to $  6.221208    0.58%    0.20% to 0.75% (23.72%) to (23.19%)
  Year Ended 12/31/01........................... $0.772852 to $  8.099453    2.00%    0.20% to 0.75% (14.81%) to (14.21%)
Russell Aggressive Equity
  Year Ended 12/31/02........................... $0.804447 to $  8.707578    0.00%    0.20% to 0.75% (19.62%) to (19.06%)
  Year Ended 12/31/01........................... $1.000805 to $ 10.757522    0.11%    0.20% to 0.75%  (3.05%) to  (2.36%)
Russell Non-U.S.
  Year Ended 12/31/02........................... $0.688244 to $  7.095865    1.79%    0.20% to 0.75% (15.74%) to (15.15%)
  Year Ended 12/31/01........................... $0.816787 to $  8.362558    0.67%    0.20% to 0.75% (22.58%) to (22.03%)
Russell Core Bond
  Year Ended 12/31/02........................... $1.261197 to $ 12.748590    2.67%    0.20% to 0.75%   3.08%  to   3.80%
  Year Ended 12/31/01........................... $1.166871 to $ 11.713217    5.52%    0.20% to 0.75%   7.08%  to   7.84%
Russell Real Estate Securities
  Year Ended 12/31/02........................... $1.308500 to $ 13.208871    5.44%    0.20% to 0.75%   8.08%  to   8.84%
  Year Ended 12/31/01........................... $1.269394 to $ 12.725061    5.23%    0.20% to 0.75%   6.65%  to   7.41%

(1)Portfolio commenced operations on July 31, 2001.
(2)Total Return includes deductions for management and other expenses; excludes deductions for sales loads and other charges. Returns are not annualized for periods less than one year.

    The Accompanying Notes are an Integral Part of the Financial Statements

 Notes to Financial Statements

Northwestern Mutual Variable Life Account
December 31, 2002

Note 1 -- Northwestern Mutual Variable Life Account ("the Account") is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual") used to fund variable life insurance policies.

Note 2 -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Principal accounting policies are summarized below.

Note 3 -- All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds (collectively known as "the Funds"). The shares are valued at the Funds' offering and redemption prices per share. The Funds are diversified open-end investment companies registered under the Investment Company Act of 1940.

Note 4 -- Dividend income and distributions of net realized gains from the Funds are recorded on the record date of the dividends. Transactions in the Funds' shares are accounted for on the trade date. The basis for determining cost on sale of Funds' shares is identified cost. Purchase and sales of the Funds' shares for the period ended December 31, 2002 by each Division are shown below:

Division                                             Purchases       Sales
--------                                           ------------   ------------

Small Cap Growth Stock .........................   $ 34,043,299   $  9,722,770
T. Rowe Price Small Cap Value ..................     20,382,966      1,188,788
Aggressive Growth Stock ........................     61,832,611     24,205,263
International Growth Stock .....................      3,987,596        231,555
Franklin Templeton International Equity ........     45,458,635     16,619,794
Index 400 Stock ................................     34,210,532      5,672,107
Growth Stock ...................................     57,290,950     19,375,293
J.P. Morgan Select Growth and Income Stock .....     30,997,265     11,804,760
Capital Guardian Domestic Equity ...............     16,848,196        688,642
Index 500 Stock ................................    124,130,408     41,476,724
Asset Allocation ...............................      6,735,736        356,878
Balanced .......................................     42,828,391     17,297,112
High Yield Bond ................................     12,274,052      2,848,592
Select Bond ....................................     33,076,658      4,710,128
Money Market ...................................     78,016,176     65,432,842
Russell Multi-Style Equity .....................     24,085,977      6,485,367
Russell Aggressive Equity ......................     10,381,195      2,925,476
Russell Non-U.S ................................     12,693,867      3,399,985
Russell Core Bond ..............................     16,654,392      1,600,641
Russell Real Estate Securities .................     16,814,887      2,671,527

Note 5 -- A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual. Generally, for Variable Life policies issued before October 11, 1995, and Variable Complife policies issued on or after October 11, 1995 the deduction is at an annual rate of .50% and .60%, respectively, of the net assets of the Account. A deduction for the mortality and expense risks for Variable Executive Life policies issued on or after March 2, 1998 is determined monthly at an annual rate of .75% of the amount invested in the Account for the Policy for the first ten Policy years, and .32% thereafter for policies with the Cash Value Amendment, or .30% thereafter for policies without the Cash Value Amendment. A deduction for the mortality and expense risks for Variable Joint Life policies issued on or after December 10, 1998 is determined monthly at an annual rate of .20% of the amounts invested in the Account for the Policy. The mortality risk is that insureds may not live as long as estimated. The expense risk is that expenses of issuing and administering the policies may exceed the estimated costs.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for (1) sales load, (2) administrative expenses, (3) taxes and (4) a risk charge for the guaranteed minimum death benefit.

Additional mortality costs are deducted from the policy annually for Variable Life and Variable Complife policies, and monthly for Variable Executive Life and Variable Joint Life policies, and are paid to Northwestern Mutual to cover the cost of providing insurance protection. For Variable Life and Variable Complife policies this cost is actuarially calculated based upon the insured's age, the 1980 Commissioners Standard Ordinary Mortality Table and the amount of insurance provided under the policy. For Variable Executive Life and Variable Joint Life policies the cost reflects expected mortality costs based upon actual experience.

Note 6 -- Northwestern Mutual is taxed as a "life insurance company" under the Internal Revenue Code. The variable life insurance policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Policies provide that a charge for taxes may be made against the assets of the Account. Generally, for Variable Life policies issued before October 11, 1995, Northwestern Mutual charges the Account at an annual rate of .20% of the Account's net assets and reserves the right to increase, decrease or eliminate the charge for taxes in the future. Generally, for Variable Complife policies issued on or after October 11,

 Notes to Financial Statements

1995, and for Variable Executive Life policies issued on or after March 2, 1998, and Variable Joint Life policies issued on or after December 10, 1998, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

Note 7 -- The Account is credited for the policyowners' net annual premiums at the respective policy anniversary dates regardless of when policyowners actually pay their premiums. Northwestern Mutual's equity represents any unpaid portion of net annual premiums. This applies to Variable Life and Variable Complife policies only.

Notes to Financial Statements

Note 8 -- Equity Values by Division are shown below:
(in thousands, except accumulation unit values)

                                                                                Variable Life
                                                                               Policies Issued
                                                                                   Before
                                                                              October 11, 1995
                                                                                  Equity of:
                                                                            ---------------------           Total
Division                                                                    Policyowners   NML             Equity
--------                                                                    ------------ --------        ----------
Small Cap Growth Stock .........................................            $    7,183   $    417        $    7,600
T. Rowe Price Small Cap Value ..................................                 2,961        155             3,116
Aggressive Growth Stock ........................................                42,159      2,841            45,000
International Growth Stock .....................................                   369         21               390
Franklin Templeton International Equity ........................                29,911      2,076            31,987
Index 400 Stock ................................................                 5,758        295             6,053
Growth Stock ...................................................                22,121      1,341            23,462
J.P. Morgan Select Growth and Income Stock .....................                15,746      1,144            16,890
Capital Guardian Domestic Equity ...............................                 3,018        205             3,223
Index 500 Stock ................................................                77,690      3,927            81,617
Asset Allocation ...............................................                 1,840         79             1,919
Balanced .......................................................               119,027      3,538           122,565
High Yield Bond ................................................                 4,174        246             4,420
Select Bond ....................................................                13,685        424            14,109
Money Market ...................................................                 8,135        276             8,411
Russell Multi-Style Equity .....................................                 2,832        147             2,979
Russell Aggressive Equity ......................................                 2,039        103             2,142
Russell Non-U.S ................................................                 2,323        119             2,442
Russell Core Bond ..............................................                 1,612         70             1,682
Russell Real Estate Securities .................................                 2,699        108             2,807
                                                                            ----------   --------        ----------
                                                                            $  365,282   $ 17,532        $  382,814
                                                                            ==========   ========        ==========

                                                                                Variable Life
                                                                               Policies Issued
                                                                                 On or After
                                                                              October 11, 1995
                                                                                  Equity of:
                                                                            -----------------------         Total
Division                                                                    Policyowners    NML            Equity
--------                                                                    ------------ ----------      ----------
Small Cap Growth Stock .........................................            $   58,132   $   17,776      $   75,908
T. Rowe Price Small Cap Value ..................................                13,996        4,291          18,287
Aggressive Growth Stock ........................................               157,812       35,683         193,495
International Growth Stock .....................................                 2,494          953           3,447
Franklin Templeton International Equity ........................               101,886       23,399         125,285
Index 400 Stock ................................................                45,611       13,944          59,555
Growth Stock ...................................................               121,581       30,399         151,980
J.P. Morgan Select Growth and Income Stock .....................                71,371       16,592          87,963
Capital Guardian Domestic Equity ...............................                10,028        3,190          13,218
Index 500 Stock ................................................               231,059       55,981         287,040
Asset Allocation ...............................................                 4,222        1,213           5,435
Balanced .......................................................                64,964       14,555          79,519
High Yield Bond ................................................                21,376        4,401          25,777
Select Bond ....................................................                38,936        8,427          47,363
Money Market ...................................................                70,720       27,663          98,383
Russell Multi-Style Equity .....................................                35,241       11,391          46,632
Russell Aggressive Equity ......................................                17,882        5,455          23,337
Russell Non-U.S ................................................                19,535        5,956          25,491
Russell Core Bond ..............................................                 7,945        2,238          10,183
Russell Real Estate Securities .................................                17,845        5,214          23,059
                                                                            ----------   ----------      ----------
                                                                            $1,112,636   $  288,721      $1,401,357
                                                                            ==========   ==========      ==========

 Notes to Financial Statements

                                                                      Variable           Variable
                                                                   Executive Life       Joint Life
                                                                   Policies Issued    Policies Issued
                                                                     On or After        On or After
                                                                    March 2, 1998    December 10, 1998
                                                                   ---------------   -----------------
Division                                                            Total Equity       Total Equity
--------                                                           ---------------   -----------------
Small Cap Growth Stock............................................     $ 1,187            $ 4,044
T. Rowe Price Small Cap Value.....................................         617              1,624
Aggressive Growth Stock...........................................       3,172              3,903
International Growth Stock........................................         125                467
Franklin Templeton International Equity...........................       2,647              3,540
Index 400 Stock...................................................       2,329              3,982
Growth Stock......................................................       5,492              5,954
J.P. Morgan Select Growth and Income Stock........................       2,206              2,967
Capital Guardian Domestic Equity..................................         834              1,556
Index 500 Stock...................................................       7,065             16,641
Asset Allocation..................................................         150                396
Balanced..........................................................       2,657              4,572
High Yield Bond...................................................       1,662                858
Select Bond.......................................................      10,247              3,778
Money Market......................................................       6,560              6,550
Russell Multi-Style Equity........................................       8,375              4,092
Russell Aggressive Equity.........................................       3,157              1,483
Russell Non-U.S...................................................       5,468              2,153
Russell Core Bond.................................................      22,058                800
Russell Real Estate Securities ...................................       1,365              1,661
                                                                       -------            -------
                                                                       $87,373            $71,021
                                                                       =======            =======

 Accountants' Report

[LOGO] PRICEWATERHOUSECOOPERS


Report of Independent Accountants


To The Northwestern Mutual Life Insurance Company and
Contract Owners of Northwestern Mutual Variable Life Account

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in equity and the financial highlights present fairly, in all material respects, the financial position of Northwestern Mutual Variable Life Account and its Small Cap Growth Stock Division, T. Rowe Price Small Cap Value Division, Aggressive Growth Stock Division, International Growth Stock Division, Franklin Templeton International Equity Division, Index 400 Stock Division, Growth Stock Division, J.P. Morgan Select Growth and Income Stock Division, Capital Guardian Domestic Equity Division, Index 500 Stock Division, Asset Allocation Division, Balanced Division, High Yield Bond Division, Select Bond Division, Money Market Division, Russell Multi-Style Equity Division, Russell Aggressive Equity Division, Russell Non-U.S. Division, Russell Core Bond Division, and Russell Real Estate Securities Division at December 31, 2002, and the results of each of their operations, the changes in each of their equity and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of The Northwestern Mutual Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of securities owned at December 31, 2002 with Northwestern Mutual Series Fund, Inc. and the Russell Insurance Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Milwaukee, Wisconsin
January 30, 2003

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Financial Position
(in millions)
--------------------------------------------------------------------------------

The following financial statements of Northwestern Mutual should be considered only as bearing upon the ability of Northwestern Mutual to meet its obligations under the Policies.

                                                           December 31,
                                                      ---------------------
                                                        2002         2001
                                                      --------     --------
     Assets:
      Bonds                                           $ 50,597     $ 44,306
      Common and preferred stocks                        4,902        5,369
      Mortgage loans                                    15,692       15,164
      Real estate                                        1,503        1,671
      Policy loans                                       9,292        9,028
      Other investments                                  4,242        4,817
      Cash and temporary investments                     1,814        2,018
                                                      --------     --------

            Total investments                           88,042       82,373

      Due and accrued investment income                  1,100        1,048
      Net deferred tax assets                            1,887        1,602
      Deferred premium and other assets                  1,660        1,583
      Separate account assets                           10,246       11,786
                                                      --------     --------

            Total assets                              $102,935     $ 98,392
                                                      ========     ========

     Liabilities and Surplus:
      Reserves for policy benefits                    $ 74,880     $ 68,432
      Policyowner dividends payable                      3,765        3,650
      Interest maintenance reserve                         521          375
      Asset valuation reserve                            1,268        2,034
      Income taxes payable                                 777        1,329
      Other liabilities                                  4,261        3,894
      Separate account liabilities                      10,246       11,786
                                                      --------     --------

            Total liabilities                           95,718       91,500

      Surplus                                            7,217        6,892
                                                      --------     --------

            Total liabilities and surplus             $102,935     $ 98,392
                                                      ========     ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Operations
(in millions)
--------------------------------------------------------------------------------

                                                                              For the year ended
                                                                                  December 31,
                                                                 -------------------------------------------
                                                                   2002              2001            2000
                                                                 --------          --------         --------
    Revenue:
     Premiums                                                    $ 10,108          $  9,447         $  8,966
     Net investment income                                          5,477             5,431            5,229
     Other income                                                     439               467            1,187
                                                                 --------          --------         --------

            Total revenue                                          16,024            15,345           15,382
                                                                 --------          --------         --------

    Benefits and expenses
     Benefit payments to policyowners and beneficiaries             3,902             3,808            4,541
     Net additions to policy benefit reserves                       6,186             5,367            4,815
     Net transfers to separate accounts                               242               502              469
                                                                 --------          --------         --------
            Total benefits                                         10,330             9,677            9,825

     Commissions and operating expenses                             1,580             1,453            1,416
                                                                 --------          --------         --------

            Total benefits and expenses                            11,910            11,130           11,241
                                                                 --------          --------         --------

     Gain from operations before dividends and taxes                4,114             4,215            4,141

     Policy owner dividends                                         3,792             3,651            3,334
                                                                 --------          --------         --------

     Gain from operations before taxes                                322               564              807
     Income tax expense (benefit)                                    (442)              173              125
                                                                 --------          --------         --------

     Net gain from operations                                         764               391              682
     Net realized capital gains (losses)                             (606)              259            1,147
                                                                 --------          --------         --------

            Net income                                           $    158          $    650         $  1,829
                                                                 ========          ========         ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Changes in Surplus
(in millions)
--------------------------------------------------------------------------------

                                                         For the year ended
                                                            December 31,
                                                    ---------------------------
                                                       2002      2001      2000
                                                    -------   -------   -------

Beginning of year balance                           $ 6,892   $ 5,896   $ 5,069

  Net income                                            158       650     1,829

  Change in net unrealized capital gains (losses)      (517)     (555)   (1,043)

  Increase in net deferred tax assets                    44        73         -

  Increase in nonadmitted assets and other             (126)     (124)      (32)

  Change in reserve valuation bases (Note 5)              -       (61)        -

  Change in asset valuation reserve                     766       264        73

  Cumulative effect of changes in accounting
   principles (Note 1)                                    -       749         -
                                                    -------   -------   -------

           Net increase in surplus                      325       996       827
                                                    -------   -------   -------

           End of year balance                      $ 7,217   $ 6,892   $ 5,896
                                                    =======   =======   =======

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

                                                                                          For the year ended
                                                                                              December 31,
                                                                                   --------------------------------
                                                                                     2002        2001        2000
                                                                                   --------    --------    --------
Cash flows from operating activities:
  Premiums and other income received                                               $  6,947    $  6,607    $  6,149
  Investment income received                                                          5,224       5,328       5,000
  Disbursement of policy loans, net of repayments                                      (264)       (524)       (566)
  Payments to policyowners and beneficiaries                                         (4,130)     (3,996)     (3,967)
  Net transfers to separate accounts                                                   (257)       (534)       (469)
  Commissions, expenses and taxes paid                                               (1,855)     (1,698)     (1,845)
                                                                                   --------    --------    --------
       Net cash provided by operating activities                                      5,665       5,183       4,302
                                                                                   --------    --------    --------

  Cash flows from investing activities:
  Proceeds from investments sold or matured:
    Bonds                                                                            60,865      35,318      29,539
    Common and preferred stocks                                                       1,766      15,465       9,437
    Mortgage loans                                                                    1,532       1,174       1,198
    Real estate                                                                         468         244         302
    Other investments                                                                 1,646         494         659
                                                                                   --------    --------     -------
                                                                                     66,277      52,695      41,135
                                                                                   --------    --------    --------
  Cost of investments acquired:
    Bonds                                                                            67,398      38,915      33,378
    Common and preferred stocks                                                       2,003      15,014       8,177
    Mortgage loans                                                                    2,005       2,003       2,261
    Real estate                                                                         191         353         224
    Other investments                                                                   748       1,106       1,535
                                                                                   --------    --------    --------
                                                                                     72,345      57,391      45,575
                                                                                   --------    --------    --------
       Net cash applied in investing activities                                      (6,068)     (4,696)     (4,440)
                                                                                   --------    --------    --------
Cash flows from financing and miscellaneous sources:
  Proceeds from deposit-type contract funds and
    other liabilities without life or disability contingencies                          990         996         907
  Withdrawals from deposit-type contract funds and
    other liabilities without life or disability contingencies                         (741)       (793)       (777)
  Other cash provided (applied)                                                         (50)        111          66
                                                                                   --------    --------    --------
       Net cash provided by financing and other activities:                             199         314         196
                                                                                   --------    --------    --------
       Net increase (decrease) in cash and temporary investments                       (204)        801          58

Cash and temporary investments, beginning of year                                     2,018       1,217       1,159
                                                                                   --------    --------    --------

           Cash and temporary investments, end of year                             $  1,814    $  2,018    $  1,217
                                                                                   ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

1.   Basis of Presentation and Changes in Accounting Principles

     The accompanying consolidated statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company and its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (together, "the Company"). All intercompany balances and transactions were eliminated. The Company offers life, annuity, disability income and long-term care insurance products to the personal, business, and estate markets.

     The consolidated financial statements were prepared in conformity with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("statutory basis of accounting"). Beginning January 1, 2001, insurance companies domiciled in Wisconsin were required to prepare statutory basis financial statements in accordance with the new National Association of Insurance Commissioners ("NAIC") "Accounting Practices and Procedures Manual", subject to any variations prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin ("OCI").

     These new requirements differed from those used prior to January 1, 2001, primarily because under the new statutory accounting principles: (1) deferred tax balances were established for temporary differences between book and tax bases of certain assets and liabilities, (2) investment valuation adjustments on impaired assets were measured differently and were reported as realized losses, (3) pension and other employee benefit obligations were accounted for based on the funded status of the related plans, (4) recognition of earnings from unconsolidated subsidiaries and affiliates as net investment income was limited to dividends received, (5) certain software costs were capitalized and amortized to expense over a maximum of five years, and (6) premiums, benefits and reserve changes for policies without significant mortality or morbidity risks ("deposit-type contracts") were not included in revenue or benefits as reported in the consolidated statement of operations.

     The cumulative effect of adoption of these new accounting principles was reported as an adjustment to surplus as of January 1, 2001, with no restatement of prior periods permitted. This cumulative effect was the difference in the amount of surplus that would have been reported at that date if the new accounting principles had been retroactively applied to all prior periods. The cumulative effect of these accounting changes increased surplus by $749 million at that date, and included the following (in millions):

                         Deferred tax accounting              $   850
                         Pension plan liabilities                 (74)
                         Investment valuation changes, net        (27)
                                                              -------
                                                              $   749
                                                              =======

     Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with generally accepted accounting principles ("GAAP"), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     amortized, (2) investment valuations and policy benefit reserves use different methods and assumptions, (3) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statement of operations, are defined differently, (4) majority-owned, non-insurance subsidiaries are consolidated, (5) changes in deferred taxes are reported as a component of net income, and (6) no deferral of realized gains and losses is permitted. The effects on the financial statements of the Company from the differences between the statutory basis of accounting and GAAP are material.

2.   Summary of Significant Accounting Policies

     The preparation of financial statements in conformity with the statutory basis of accounting required management to use assumptions or make estimates that affected the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual future results could differ from these assumptions and estimates.

     Investments

     See Note 3 regarding the reported statement value and estimated fair value of the Company's investments in bonds, common and preferred stocks, mortgage loans and real estate.

     Policy Loans

     Policy loans primarily represent amounts borrowed from the Company by life insurance policyowners, secured by the cash value of the related policies. They are reported in the financial statements at unpaid principal balance.

     Other Investments

     Other investments consist primarily of real estate joint ventures, partnership investments, including real estate, venture capital and leveraged buyout fund limited partnerships, leveraged leases and subsidiaries, controlled and affiliated entities. These investments are valued based on the equity method of accounting, which approximated fair value. Other investments also include derivative financial instruments. See
     Note 4 regarding the Company's use of derivatives.

     Temporary Investments

     Temporary investments represent securities that have maturities of one year or less at purchase, and are reported at amortized cost, which approximated fair value.

     Net Investment Income

     Net investment income primarily represents interest and dividends received or accrued on bonds, mortgage loans, policy loans and other investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted prospectively for any change in estimated yield-to-maturity. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus. Accrued investment income that is ultimately deemed uncollectible is reported as a reduction of net investment income in the period that such determination is made. Beginning January 1, 2001, net investment income also includes dividends paid to the Company from accumulated earnings of unconsolidated

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     subsidiaries, affiliates, partnerships and joint ventures. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. Net investment income is reduced by investment management expenses, real estate depreciation, depletion related to energy assets and interest costs associated with securities lending.

     Interest Maintenance Reserve

     The Company is required to maintain an interest maintenance reserve ("IMR"). The IMR is used to defer realized gains and losses, net of income tax, on fixed income investments that result from changes in interest rates. Net realized gains and losses deferred to the IMR are amortized into investment income over the estimated remaining life of the investment sold.

     Investment Capital Gains and Losses

     Realized capital gains and losses are recognized based upon specific identification of securities sold. Beginning January 1, 2001, realized capital losses also include valuation adjustments for impairment of bonds, stocks, mortgage loans, real estate and other investments with a decline in fair value that management considers to be other-than-temporary. Factors considered in evaluating whether a decline in value is other-than-temporary include: (1) whether the decline is substantial, (2) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value, (3) the duration and extent to which the market value has been less than cost, and (4) the financial condition and near-term prospects of the issuer. Prior to 2001, these valuation adjustments were classified as unrealized capital losses and only reported as realized upon disposition. Realized capital gains and losses as reported in the consolidated statement of operations are net of any IMR deferrals and current income tax expense. See Note 3 regarding details of realized capital gains and losses.

     Unrealized capital gains and losses primarily represent changes in the reported fair value of common stocks. Beginning January 1, 2001, changes in the Company's share of undistributed earnings in unconsolidated subsidiaries, affiliates, partnerships and joint ventures are classified as changes in unrealized capital gains and losses. Prior to 2001, the Company's share of undistributed earnings in these entities was recognized as net investment income using the equity method. See Note 3 regarding details of changes in unrealized capital gains and losses.

     Asset Valuation Reserve

     The Company is required to maintain an asset valuation reserve ("AVR"). The AVR represents a general reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is designed to protect surplus against potential declines in the value of the Company's investments. Increases or decreases in AVR are reported as direct adjustments to surplus.

     Separate Accounts

     See Note 7 regarding separate account assets and liabilities reported by the Company.

     Premium Revenue

     Life insurance premiums are recognized as revenue at the beginning of each policy year. Annuity, disability income and long-term care insurance premiums are recognized as revenue

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     when received by the Company. Premium revenue is reported net of ceded reinsurance, see Note 9.

     Other Income

     Other income includes ceded reinsurance expense allowances and various insurance policy charges. Beginning January 1, 2001, considerations received on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from revenue. Prior to 2001, these considerations were reported as revenue and included in other income.

     Benefit Payments to Policyowners and Beneficiaries

     Benefit payments to policyowners and beneficiaries include death, surrender and disability benefits, as well as matured endowments and supplementary contract payments. Beginning January 1, 2001, benefit payments on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from expense. Prior to 2001, these payments were reported as benefit expense. Benefit payments are reported net of ceded reinsurance recoveries, see Note 9.

     Reserves for Policy Benefits

     See Note 5 regarding the methods and assumptions used to establish the Company's reserves for future insurance policy benefits.

     Commissions and Operating Expenses

     Commissions and other operating costs, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

     Electronic Data Processing Equipment and Software

     Electronic data processing ("EDP") equipment and software used in the Company's business are reported at cost less accumulated depreciation. Beginning January 1, 2001, certain software costs are capitalized and depreciated over a maximum of five years, while EDP equipment is capitalized and depreciated over three years. Most unamortized software costs are nonadmitted assets and thereby excluded from surplus. Prior to 2001, the Company expensed all software costs, while EDP equipment was capitalized and amortized over its useful life. EDP equipment and software assets of $20 million and $18 million at December 31, 2002 and 2001, respectively, were net of accumulated depreciation of $48 million and $44 million, respectively, and included in other assets in the consolidated statement of financial position. Depreciation expense is recorded using the straight-line method and totaled $27 million, $14 million and $8 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Policyowner Dividends

     Almost all life insurance and disability income policies and certain annuity contracts and long-term care policies issued by the Company are participating. Annually, the Company's Board of Trustees approves dividends payable on participating policies in the following fiscal year, which are accrued and charged to operations when approved. Participating policyowners generally have the option to direct their dividends to be paid in cash, used to reduce future premiums due or used to purchase additional insurance. A majority of dividends are used by policyowners to

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     purchase additional insurance and are reported as premiums in the consolidated statement of operations, but are not included in premiums received or policy benefits paid in the consolidated statement of cash flows.

     Nonadmitted Assets

     Certain assets are designated as nonadmitted and thereby not permitted as a component of surplus on the statutory basis of accounting. Such assets, principally assets related to pension funding, amounts advanced to or due from the Company's financial representatives and fixed assets, EDP equipment and software net of accumulated depreciation, are excluded from the consolidated statement of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus.

     Reclassifications

     Certain financial statement balances for 2001 and 2000 have been reclassified to conform to the current year presentation.

3.   Investments

     Bonds

     Investments in bonds are reported in the financial statements at amortized cost, less any valuation adjustment. The interest method is used to amortize any purchase premium or discount. Use of the interest method for loan-backed bonds and structured securities includes anticipated prepayments obtained from independent sources. Prepayment assumptions are updated at least annually, with the prospective adjustment method used to recognize related changes in the yield-to-maturity of such securities.

     Estimated fair value is based upon values published by the Securities Valuation Office ("SVO") of the NAIC. In the absence of SVO-published values, estimated fair value is based upon quoted market prices, if available. For bonds without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Valuation adjustments are made for bonds in or near default, which are reported at the lower of amortized cost or fair value, or for bonds with a decline in fair value that management considers to be other-than-temporary. Statement value and estimated fair value of bonds at December 31, 2002 and 2001 were as follows:

     December 31, 2002                                     Reconciliation to Estimated Fair Value
     -----------------                          -----------------------------------------------------------
                                                                    Gross         Gross          Estimated
                                                  Statement      Unrealized    Unrealized          Fair
                                                    Value           Gains         Losses           Value
                                                -------------    ----------    -----------      -----------
                                                                     (in millions)
     U.S. Government                                $   8,932       $   531      $     (21)     $     9,442
     States, territories and possessions                  396            61              -              457
     Special revenue and assessments                    7,576           400             (1)           7,975
     Public utilities                                   2,501           251            (25)           2,727
     Banks, trust and insurance companies               1,355            71            (15)           1,411
     Industrial and miscellaneous                      29,836         2,150           (688)          31,298
     Parent, subsidiaries and affiliates                    1             -              -                1
                                                -------------    ----------    -----------    -------------

         Total                                      $  50,597       $ 3,464       $   (750)     $    53,311
                                                =============    ==========    ===========    =============

     December 31, 2001                                     Reconciliation to Estimated Fair Value
     -----------------                          -------------------------------------------------------------
                                                                    Gross         Gross         Estimated
                                                  Statement      Unrealized    Unrealized         Fair
                                                    Value           Gains        Losses           Value
                                                -------------    ----------    -----------    -------------
                                                                     (in millions)
     U.S. Government                                $   4,271       $   221      $     (84)     $     4,408
     States, territories and possessions                  262            29              -              291
     Special revenue and assessments                    6,032           185            (23)           6,194
     Public utilities                                   2,748            86            (19)           2,815
     Banks, trust and insurance companies               1,306            46            (18)           1,334
     Industrial and miscellaneous                      29,685         1,026           (555)          30,156
     Parent, subsidiaries and affiliates                    2             -              -                2
                                                -------------    ----------    -----------    -------------

         Total                                      $  44,306       $ 1,593       $   (699)     $    45,200
                                                =============    ==========    ===========    =============

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Statement value and estimated fair value of bonds by contractual maturity at December 31, 2002 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               Statement       Estimated
                                                                 Value        Fair Value
                                                               ---------      -----------
                                                                    (in millions)
          Due in one year or less                              $   1,165      $   1,193
          Due after one year through five years                    9,858         10,202
          Due after five years through ten years                  13,362         14,235
          Due after ten years                                     11,877         12,747
                                                               ---------      ---------

                                                                  36,262         38,377

          Structured securities                                   14,335         14,934
                                                               ---------      ---------

                 Total                                         $  50,597      $  53,311
                                                               =========      =========

     Common and Preferred Stocks

     Common stocks are reported in the financial statements at fair value, which is based upon quoted market prices, if available. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. Investments in common stock of unconsolidated subsidiaries and affiliates are included in the consolidated statement of financial position using the equity method.

     Preferred stocks rated "1" (highest quality), "2" (high quality), or "3" (medium quality) by the SVO are reported in the financial statements at amortized cost. All other preferred stock is reported at the lower of cost or fair value. Estimated fair value is based upon quoted market prices, if available. For preferred stock without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models.

     Mortgage Loans

     Mortgage loans are reported in the financial statements at unpaid principal balance, less any valuation allowance or unamortized commitment or origination fee. These fees are generally deferred and amortized into investment income using the interest method. Mortgage loans are collateralized by properties located throughout the United States and Canada. The Company attempts to minimize mortgage loan investment risk by diversification of borrowers, geographic locations and types of collateral properties.

     The maximum and minimum interest rates for mortgage loans originated during 2002 were 8.2% and 5.0%, respectively, while these rates during 2001 were 9.8% and 6.4%, respectively. The aggregate average ratio of amounts loaned to the value of collateral for mortgage loans originated

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     during 2002 and 2001 were 65% and 68%, respectively, with a maximum of 100% for any single loan during each of 2002 and 2001.

     Mortgage loans are considered impaired when, based on current information, management considers it probable that the Company will be unable to collect all principal and interest due according to the contractual terms of the loan. If necessary, a valuation adjustment is made to reduce the carrying value of an impaired loan to the lower of unpaid principal balance or estimated net realizable value based on appraisal of the collateral property. If the impairment is considered to be temporary, the valuation adjustment is classified as an unrealized loss. Beginning January 1, 2001 valuation adjustments for impairments considered to be other-than-temporary were reported as realized losses. Prior to 2001, all changes in valuation adjustments were reported as unrealized gains or losses. At December 31, 2002 and 2001, the reported value of mortgage loans was reduced by $44 million and $99 million, respectively, in valuation adjustments.

     Real Estate

     Real estate investments are reported in the financial statements at cost, less any valuation adjustment, encumbrances and accumulated depreciation of buildings and other improvements using a straight line method over the estimated useful life of the improvements. An investment in real estate is considered impaired when the projected undiscounted net cash flow from the investment is less than depreciated cost. When the Company determines that an investment in real estate is impaired, a valuation adjustment is made to reduce the carrying value to estimated fair value, after encumbrances, based on appraisal of the property. The valuation adjustment is included in realized losses. At December 31, 2002 and 2001, the reported value of real estate investments was reduced by $0 and $52 million, respectively, in valuation adjustments.

     Leveraged Leases

     Leveraged leases are reported in the financial statements at the present value of minimum lease payments, plus the residual value of the leased asset. At December 31, 2002 and 2001, the reported value of leveraged leases was $532 million and $669 million, respectively. The reported value of leveraged leases was reduced by $108 million at December 31, 2002 to reflect a decline in value of certain aircraft leases that management considers to be other-than-temporary. The decline in value was charged against an existing valuation allowance and is not included as a component of net realized capital losses for 2002. Leveraged leases are included in other investments and primarily represent investments in commercial aircraft or real estate property that are leased to third parties and serve as collateral for non-recourse borrowings.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Capital Gains and Losses
     Realized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                  For the year ended             For the year ended             For the year ended
                                  December 31, 2002              December 31, 2001              December 31, 2000
                           ----------------------------   ----------------------------- -------------------------------
                                                 Net                            Net                             Net
                                               Realized                       Realized                        Realized
                           Realized  Realized    Gains    Realized  Realized   Gains    Realized   Realized     Gains
                            Gains     Losses   (Losses)     Gains    Losses   (Losses)    Gains     Losses    (Losses)
                           --------  --------- --------   --------- --------- --------- --------   --------  ----------
                                                                  (in millions)
Bonds                      $    950  $ (1,237) $   (287)  $    537  $   (674) $   (137) $    369   $   (416) $      (47)
Common and
  preferred stocks              356      (619)     (263)       863      (569)      294     1,534       (333)      1,201
Mortgage loans                    -        (4)       (4)         -       (10)      (10)        -        (25)        (25)
Real estate                     121        (3)      118         85       (11)       74       101          -         101
Other invested assets           158      (258)     (100)       296      (149)      147       395       (177)        218
                           --------  --------  --------   --------  --------  --------  --------   --------  ----------

                           $  1,585  $ (2,121)     (536)  $  1,781  $ (1,413)      368  $  2,399   $   (951)      1,448
                           ========  ========             ========  ========            ========   ========

Less: Capital gains taxes                          (194)                            98                              353
Less: IMR gains (losses)                            264                             11                              (52)
                                               --------                       --------                       ----------

Net realized capital gains (losses)            $   (606)                      $    259                       $    1,147
                                               ========                       ========                       ==========

     Proceeds on the sale of bond investments totaled $53 billion, $30 billion and $25 billion for the years ended December 31, 2002, 2001 and 2000, respectively. Realized losses included $588 million and $457 million for the years ended December 31, 2002 and 2001, respectively, of pretax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary. Other-than-temporary declines in fair value of $508 million for the year ended December 31, 2000 are included in net unrealized losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Changes in net unrealized investment gains and losses for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                         For the year ended December 31,
                                       -----------------------------------
                                          2002        2001         2000
                                       ----------  ----------   ----------
                                                  (in millions)

          Bonds                        $    (150)  $     (15)   $    (208)
          Common and preferred stocks       (436)       (699)        (851)
          Mortgage loans                       -           -           (2)
          Real estate                          -           -           (4)
          Other investments                 (172)       (193)          22
                                       ----------  ----------   ----------
                                            (758)       (907)   $  (1,043)
                                                                ==========
          Change in deferred taxes           241         352
                                       ----------  ----------
                                       $    (517)  $    (555)
                                       ==========  ==========

     See Note 10 regarding the accounting change in 2001 for deferred taxes as regards to unrealized gains and losses.

     Securities Lending
     The Company has entered into securities lending agreements whereby certain investment securities are loaned to third parties, primarily major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities, calculated on a daily basis, as collateral in the form of either cash or securities held by the Company or a trustee. At December 31, 2002 and 2001, unrestricted cash collateral held by the Company of $1.6 billion and $1.3 billion, respectively, is included in cash and invested assets and the offsetting collateral liability of $1.6 billion and $1.3 billion, respectively, is included in other liabilities. Additional non-cash collateral of $389 million and $823 million is held on the Company's behalf by a trustee at December 31, 2002 and 2001, respectively, and is not included in the Consolidated Statement of Financial Position.

     Mortgage Dollar Rolls
     The Company has also entered into reverse repurchase agreements whereby the Company agrees to sell and repurchase various mortgage-backed securities. At December 31, 2002 and 2001, the book value of securities subject to these agreements and included in bonds were $1,042 million and $964 million, respectively, while fair values were $1,057 million and $966 million, respectively. The repurchase obligation liability of $1,042 million and $964 million were included in the other liabilities at December 31, 2002 and 2001, respectively. Securities subject to these agreements had contractual maturities of 30 years at each of December 31, 2002 and 2001 and weighted average interest rates of 5.8% and 6.8%, respectively.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

4.   Derivative Financial Instruments

     In the normal course of business, the Company enters into derivative transactions, generally to mitigate the risk to Company assets and liabilities of fluctuations in interest rates, foreign currency exchange rates and other market risks. Derivative investments are reported as other investments in the consolidated statement of financial position. Derivatives that hedge specific assets and liabilities are reported in a manner consistent with the hedged item (e.g., at amortized cost or fair value), while derivative financial instruments that hedge a portfolio of assets or liabilities are reported at fair value. Fair value is estimated as the amount that the Company would expect to receive or pay upon termination of the contract at the reporting date. Changes in the carrying value of derivatives that hedge a portfolio of assets or liabilities are reported as realized capital gains and losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     The Company held the following positions for hedging purposes at December 31, 2002 and 2001:

                                                  December 31, 2002               December 31, 2001
                                           ------------------------------  -----------------------------
                                            Carrying   Notional    Fair     Carrying   Notional    Fair
            Derivative Instrument            Value      Amount    Value      Value      Amount    Value
     ------------------------------------  ------------------------------  -----------------------------
                                                                   (in millions)
     Specific Hedges:
     ----------------

       Foreign currency swaps                $    -    $    68   $    7     $    1     $    70   $    11
       Forward purchase agreements                -          -        -          -         200         3
       Interest rate swaps                       (3)       442       (8)         1          88         6
       Swaptions                                 12        358       12          8         304        13
       Interest rate floors                       8        625       41          6         525        19
       Credit default swaps                       -         67        -          -          57         -
       Commodity swaps                            -          5       (1)         -           -         -

     Portfolio Hedges:
     -----------------

       Equity futures and swaps                   -          -        -          9         221         9
       Fixed income futures                       -        365        -         (2)        203        (2)
       Foreign currency forward
          contracts                             (19)       567      (17)         -         502         -

     The notional or contractual amounts of derivative financial instruments are used to denominate the transactions and do not represent the amounts exchanged between the parties.

     Foreign currency swaps are used to hedge exposure to variable U.S. dollar cash flows from certain bonds denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future.

     Forward purchase agreements are used to fix the price of a security purchase or sale to be settled on a future date, reducing or eliminating the risk of price fluctuation prior to settlement. Forward purchase agreements fix the price, quantity and settlement date for a future purchase or sale.

     Interest rate swaps are used to hedge exposure to variable interest payments on certain floating rate bonds. An interest rate swap is a contractual agreement to pay a floating rate of interest, based upon a reference index, in exchange for a fixed rate of interest established at the origination of the contract.

     Swaptions are used to hedge the asset/liability risks of a significant and sustained increase or decrease in interest rates for certain of the Company's insurance products. Swaptions are a contractual agreement whereby one party holds an option to enter into an interest rate swap with another party on predefined terms.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Interest rate floors are used to hedge the asset/liability risks of a significant and sustained decrease in interest rates. Floors entitle the Company to receive settlement payments from the counterparties if interest rates decline below a specified level.

     Credit default swaps are used to hedge against a drop in bond prices due to credit concerns for certain bond issuers. A credit default swap allows the Company to put the bond to a counterparty at par upon a "credit event" sustained by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration.

     Commodity swaps are used to hedge the forward sale of crude oil and natural gas production. Commodity swaps are agreements whereby one party pays a floating commodity price in exchange for a specified fixed commodity price.

     Equity index futures contracts and equity total return swaps are used to mitigate exposure to market fluctuations for the Company's portfolio of common stocks. Futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price. Swaps are contracts to exchange, for a period of time, the investment performance of one underlying instrument for the investment performance of another underlying instrument, typically without exchanging the instruments themselves.

     Fixed income futures contracts are used to hedge interest rate risks for a portion of its fixed maturity investment portfolio. These futures contracts obligate the Company to buy or sell a financial instrument at a specified future date for a specified price.

     Foreign currency forward contracts are used to hedge the foreign exchange risk for portfolios of investments denominated in foreign currencies. Foreign currency forward contracts obligate the Company to deliver a specified amount of foreign currency at a future date at a specified exchange rate.

     In addition to derivatives used for hedging purposes, the Company entered into replication transactions during 2002. A replication transaction means a derivative transaction is entered into in conjunction with other investment transactions in order to "replicate" the investment characteristics of otherwise permissible investments. During 2002, the Company entered into two replication transactions; a $15 million par equivalent fixed income replication comprised of a credit default swap, an interest rate swap and an asset-backed security purchase; and a $25 million par equivalent fixed income replication comprised of a credit default swap and an asset-backed security purchase. These replication transactions, including their derivative components, are carried at amortized cost. The Company also entered into long equity and fixed income futures replication transactions during 2002. The average fair value of replications during 2002 was $72 million, with an ending fair value of $8 million at December 31, 2002.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

5.   Reserves for Policy Benefits

     Reserves for policy benefits represent the net present value of future policy benefits, less future policy premiums, estimated using actuarial methods based on mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. Use of these actuarial tables and methods involved assumptions regarding future mortality and morbidity. Actual future experience could differ from the assumptions used to make these estimates.

     Life insurance reserves on substantially all policies issued since 1978 are based on the Commissioner's Reserve Valuation Method ("CRVM") with interest rates ranging from 3 1/2% to 5 1/2% and the 1958 or 1980 CSO mortality tables. Other life policy reserves are primarily based on the net level premium method, using various mortality tables at interest rates ranging from 2% to 4 1/2%. As of December 31, 2002, the Company has $750 billion of total life insurance in-force, including $8 billion of life insurance in-force for which gross premiums are less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI.

     As of January 1, 2001, the Company changed the valuation basis for reserves on certain term life insurance policies. The impact of this change increased policy benefit reserves by $61 million, and was reported as a direct reduction of surplus for the year ended December 31, 2001.

     Tabular cost has been determined from the basic data for the calculation of policy reserves. Tabular cost less actual reserves released has been determined from the basic data for the calculation of reserves and reserves released. Tabular interest has been determined from the basic data for the calculation of policy reserves. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation rate of interest times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

     Additional premiums are charged for substandard lives for policies issued after January 1, 1956. Net level premium or CRVM mean reserves are based on multiple mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     Deferred annuity reserves on contracts issued since 1985 are primarily based on the Commissioner's Annuity Reserve Valuation Method with interest rates ranging from 3 1/2% to 6 1/4%. Other deferred annuity reserves are based on contract value. Immediate annuity reserves are based on present value of expected benefit payments at interest rates ranging from 3 1/2% to 7 1/2%. Beginning January 1, 2001 changes in future policy benefits on supplementary contracts without life contingencies are classified as deposit-type transactions and thereby excluded from net additions to policy benefit reserves in the consolidated statement of operations. Prior to 2001, these reserve changes were reported as a component of operations.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

     At December 31, 2002 and 2001, the withdrawal characteristics of the Company's annuity reserves and deposit liabilities were as follows:

                                                    December 31, 2002               December 31, 2001
                                                ------------------------        ------------------------
                                                  Amount        Percent          Amount        Percent
                                                -----------   ----------        ---------     ----------
                                                                      (in millions)
        Subject to discretionary
           withdrawal - with market value
        adjustment                              $     7,539         58.5%       $   8,936          63.5%
        Subject to discretionary
           withdrawal - without market value
        adjustment                                    2,620        20.3%            2,260          16.1%
        Not subject to discretionary
           withdrawal                                 2,738        21.2%            2,869          20.4%
                                                -----------   ---------         ---------     ---------
                                                $    12,897       100.0%        $  14,065         100.0%
                                                ===========                     =========

     Active life reserves for disability income ("DI") policies issued since 1987 are primarily based on the two-year preliminary term method using a 4% interest rate and the 1985 Commissioner's Individual Disability Table A ("CIDA") for morbidity. Active life reserves for prior DI policies are based on the net level premium method, with interest rates ranging from 3% to 4% and the 1964 Commissioner's Disability Table for morbidity. Disabled life reserves for DI policies are based on the present value of expected benefit payments, primarily using the 1985 CIDA (modified for Company experience in the first four years of disability) and interest rates ranging from 3% to 5 1/2%.

     Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premium. Mid-terminal reserves are based on the one-year preliminary term method, industry-based experience morbidity, total terminations based on the 1983 Individual Annuity Mortality table with no lapse, and an interest rate of either 4% or the minimum rate allowable for tax purposes. When the tax interest rate is used, reserves are compared in the aggregate to the statutory minimum and the greater of the two is held. Disabled life reserves for long-term care policies are based on the present values of expected benefit payments using industry-based long-term care experience with a 4.5% interest rate.

                                    FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

6.   Premium and Annuity Considerations Deferred and Uncollected

     Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums at December 31, 2002 and 2001 were as follows:

                                                December 31, 2002                       December 31, 2001
                                          ----------------------------             ---------------------------
          Type of Business                    Gross          Net                       Gross         Net
          -----------------------         ------------  --------------             -----------    ------------
                                                                      (in millions)

          Ordinary new business           $        149  $           69             $       145    $         77
          Ordinary renewal                       1,409           1,145                   1,351           1,103
                                          ------------  --------------             -----------    ------------
                                          $      1,558  $        1,214             $     1,496    $      1,180
                                          ============  ==============             ===========    ============

7.   Separate Accounts

     Separate account assets and related policy liabilities represent the segregation of funds deposited by variable life insurance and variable annuity policyowners. Policyowners bear the investment performance risk associated with variable products. Separate account assets are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity policyowners also have the option to invest in a fixed interest rate annuity issued by the general account of the Company. Separate account assets are reported at fair value based primarily on quoted market prices.

     Following is a summary of separate account liabilities by withdrawal characteristic at December 31, 2002 and 2001:

                                                                          December 31,
                                                              ------------------------------
                                                                  2002              2001
                                                              ------------     -------------
                                                                      (in millions)
          At market value                                     $      8,442     $       9,780
          Not subject to discretionary withdrawal                    1,550             1,762
          Non-policy liabilities                                       254               244
                                                              ------------     -------------
                            Total                             $     10,246     $      11,786
                                                              ============     =============

     While separate account liability values are not guaranteed by the Company, the variable annuity and variable life insurance products represented in the separate accounts do include guaranteed minimum death benefits underwritten by the Company. At December 31, 2002 and 2001, general account reserves for policy benefits included $11 million and $6 million, respectively, in reserves for these benefits.

     Separate account premiums and other considerations received during the years ended December 31, 2002 and 2001 were $1,341 million and $1,419 million, respectively. Following is a

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

     summary reconciliation of amounts reported as transfers to and from separate accounts in the summary of operations of the Company's NAIC Separate Account Annual Statement and the amount reported as net transfers to separate accounts in the accompanying consolidated statement of operations for the years ended December 31, 2002 and 2001:

                                                                            For the year ended December 31,
                                                                          -----------------------------------
                                                                               2002                2001
                                                                          ---------------      --------------
                                                                                      (in millions)
        From Separate Account Annual Statement:
          Transfers to Separate Accounts                                   $        1,341      $        1,419
          Transfers from Separate Accounts                                         (1,300)             (1,128)
                                                                          ---------------      --------------
                                                                                       41                 291

        Reconciling adjustments:
          Investment management and administrative charges                             65                  72
          Mortality, breakage and taxes                                               136                 139
                                                                          ---------------      --------------
            Net transfers to separate accounts                             $          242                 502
                                                                          ===============      ==============

8.   Employee and Representative Benefit Plans

     The Company sponsors noncontributory defined benefit retirement plans for all eligible employees and field representatives. These include tax-qualified plans, as well as nonqualified plans that provide benefits to certain participants in excess of ERISA limits for qualified plans. The Company's policy is to fully fund the obligations of qualified plans in accordance with ERISA requirements.

     Beginning January 1, 2001 the costs associated with these retirement benefits are expensed over the annual periods during which the participant provides services to the Company, including recognition of pension assets and liabilities based on the funded status of the related plans. Prior to 2001, the Company recognized pension expense only in the periods in which contributions were made to plan assets.

     In addition to pension benefits, the Company provides certain health care and life insurance benefits ("postretirement benefits") to retired employees, field representatives and eligible dependents. Substantially all employees and field representatives will become eligible for these benefits if they reach retirement age while working for the Company.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

     Aggregated assets and projected benefit obligations of the defined benefit plans and for postretirement benefits at December 31, 2002 and 2001, and changes in assets and obligations for the years then ended, were as follows:

                                                          Defined Benefit Plans   Postretirement Benefits
                                                          ---------------------- -------------------------
                                                            2002        2001        2002         2001
                                                          --------- ------------ ----------- -------------
                                                                           (in millions)
     Fair value of plan assets at January 1                 $1,612       $1,694      $ 20             $23
     Changes in plan assets:
        Actual return on plan assets                          (161)         (54)       (2)             (2)
        Actual plan benefits paid                              (31)         (28)       (1)             (1)
                                                          --------- ------------- ---------- --------------
     Fair value of plan assets at December 31               $1,420       $1,612      $ 17             $20
                                                          ========= ============= ========== ==============

     Projected benefit obligation at January 1              $1,367       $1,261      $ 96             $89
     Changes in benefit obligation:
        Service cost of benefits earned                         54           50        11               7
        Interest cost on projected obligations                  95           86         8               6
        Projected plan benefits paid                           (34)         (30)       (8)             (6)

        Experience (gains) losses                               17            -        24               -
                                                          --------- ------------- --------- -------------
     Projected benefit obligation at December 31            $1,499       $1,367      $131             $96
                                                          ========= ============= ========= ==============

     Plan assets are invested primarily in common stocks and corporate debt securities through a separate account of the Company. Fair value of plan assets is based primarily on quoted market values.

     The projected benefit obligation represents the actuarial net present value of future benefit obligations, which is calculated annually by the Company. The following table summarizes assumptions used in estimating the projected benefit obligation at December 31, 2002 and 2001:


                                                        Defined Benefit Plans    Postretirement Benefits
                                                      ------------------------- --------------------------
                                                          2002         2001         2002         2001
                                                      ------------ ------------ ------------ -------------
     Discount rate                                          7.0%         7.0%         7.0%         7.0%
     Long-term rate of return on plan assets                8.5%         9.0%         8.5%         9.0%
     Annual increase in compensation                        5.0%         5.0%         5.0%         5.0%

     The projected benefit obligations at December 31, 2002 and 2001 also assumed an annual increase in future retiree medical costs of 10%, grading down to 5% over 5 years and remaining level thereafter. A further increase in the assumed healthcare cost trend of 1% in each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million. A decrease in the assumed healthcare cost trend of 1% in each year would decrease the accumulated postretirement benefit obligation as of December 31, 2002 by $13 million and net periodic postretirement benefit expense during 2002 by $2 million.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

         Projected benefit obligations included $12 million and $11 million for non-vested employees at December 31, 2002 and 2001, respectively.

         An aggregated reconciliation of the funded status of the plans to the net liability recorded by the Company at December 31, 2002 and 2001, as well as the components of net periodic benefit costs for the years then ended, were as follows:

                                                               Defined Benefit Plans    Postretirement Benefits
                                                            -------------------------- -------------------------
                                                                2002         2001         2002         2001
                                                            ------------- ------------ ------------ ------------
                                                                                (in millions)
         Fair value of plan assets at December 31                 $1,420       $1,612        $  17        $  20
         Projected benefit obligation at December 31               1,499        1,367          131           96
                                                            ------------- ------------ ------------ ------------
           Funded status                                             (79)         245         (114)         (76)
             Unrecognized net experience losses                      516          207           29            4
             Unrecognized initial net asset                         (644)        (657)           -            -
             Nonadmitted asset                                       (58)         (38)           -            -
                                                            ------------- ------------ ------------ ------------
         Net pension liability                                     ($265)       ($243)        ($85)        ($72)
                                                            ============= ============ ============ ============

         Components of net periodic benefit cost:
             Service cost of benefits earned                      $   54       $   50        $  11        $   7
             Interest cost on projected obligations                   95           86            9            6
             Amortization of experience gains and losses               5            -            1            -
             Amortization of initial net asset                       (13)           -            -            -
             Expected return on plan assets                         (136)        (151)          (2)          (2)
                                                            ------------- ------------ ------------ ------------
               Net periodic expense (benefit)                     $    5         ($15)       $  19       $   11
                                                            ============= ============ ============ ============

         Unrecognized net experience gains or losses represent cumulative amounts by which plan experience for return on plan assets or benefit costs has been more or less favorable than assumed. These net differences accumulate without recording in the Company's financial statements unless they exceed ten percent of plan assets or projected benefit obligation, whichever is greater. If they exceed this limit, they are amortized into net periodic benefit costs over the remaining average years of service until retirement of the employee base, which is currently seventeen years.

         Unrecognized initial net assets represent the amount by which the fair value of plan assets exceeded the projected benefit obligation for funded pension plans upon the adoption of new statutory accounting principles at January 1, 2001. The Company has elected not to record an initial asset for this excess, rather it will establish the asset through amortization of this initial asset as a credit to net periodic benefit cost.

         Any net pension assets for funded plans are nonadmitted under statutory accounting and are thereby excluded from surplus.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Notes to Consolidated Statutory Financial Statements
December 31, 2002, 2001 and 2000
--------------------------------------------------------------------------------

         The Company also sponsors a contributory 401(k) plan for eligible employees and a noncontributory defined contribution plan for full-time representatives. For the years ended December 31, 2002, 2001 and 2000 the Company expensed total contributions to these plans of $22 million, $20 million and $19 million, respectively.

9.       Reinsurance

         In the normal course of business, the Company limits its exposure to life insurance death benefits on any single insured by ceding insurance coverage to reinsurers under excess and coinsurance contracts. The Company retains a maximum of $25 million of coverage per individual life and $35 million maximum of coverage per joint life. The Company also has an excess reinsurance contract for certain disability income policies issued prior to 1999 with retention limits varying based upon coverage type.

         Amounts shown in the consolidated financial statements are reported net of reinsurance. Reserves for policy benefits at December 31, 2002 and 2001 were net of ceded reserves of $877 million and $757 million, respectively. The effect of reinsurance on premium revenue and benefits expense for the years ended December 31, 2002, 2001 and 2000 was as follows:


                                                          For the year ended December 31,
                                                      ----------------------------------------
                                                         2002          2001          2000
                                                      ----------- ---------------- -----------
                                                                   (in millions)
                  Direct premium revenue              $   10,706    $     9,995    $   9,460
                  Premiums ceded                            (598)          (548)        (494)
                                                      -----------  ------------  -----------

                         Net premium revenue          $    10,108   $     9,447    $   8,966
                                                      ===========  ============  ===========

                  Direct benefit expense                   10,749        10,109       10,140
                  Benefits ceded                             (419)         (432)        (315)
                                                      -----------  ------------  -----------

                         Net benefit expense          $    10,330   $     9,677    $   9,825
                                                      ===========  ============  ===========

         In addition, the Company received $172 million, $161 million and $146 million for the years ended December 31, 2002, 2001 and 2000, respectively, from reinsurers as allowances for reimbursement of commissions and other expenses on ceded business. These amounts are included in other income in the consolidated statement of operations.

         Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company attempts to minimize this risk by diversifying its reinsurance coverage among a number of reinsurers that meet its standards for strong financial condition. There were no reinsurance

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

     recoverables at December 31, 2002 and 2001, which were considered by management to be uncollectible.

10.  Income Taxes

     The Company files a consolidated federal income tax return including the following entities:

     Northwestern Mutual Investment Services, LLC     Baird Holding Company
     Northwestern International Holdings, Inc.        Frank Russell Company
     NML Real Estate Holdings, LLC and subsidiaries   Bradford, Inc.
     NML Securities Holdings, LLC and subsidiaries    Network Planning Advisors,
     Northwestern Investment Management Company, LLC  LLC
     Northwestern Securities Holdings, LLC            Mason Street Advisors, LLC
     Northwestern Mutual Trust Company                NML - CBO, LLC
                                                      JYD, LLC

     The Company collects from or refunds to these subsidiaries their share of consolidated income taxes determined under written tax-sharing agreements. Federal income tax returns for years through 1999 are closed as to further assessment of tax. The liability for income taxes payable in the financial statements includes a provision for any additional taxes that may become due with respect to the open tax years.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

     Beginning January 1, 2001 the Company accounts for deferred tax assets and liabilities, which reflect the financial statement impact of cumulative temporary differences between the tax and financial statement bases of assets and liabilities. Prior to 2001, no deferred tax balances were reported. The components of the net admitted deferred tax asset at December 31, 2002 and 2001 were as follows:

                                                                   December 31,
                                                          -------------------------------
                                                               2002             2001            Change
                                                          --------------   --------------   --------------
                                                          (in millions)
          Deferred tax assets:
               Policy acquisition costs                   $          673   $          626   $           47
               Investment asset                                      664              360              304
               Policy benefit liabilities                          1,769            1,728               41
               Benefit plan obligations                              223              202               21
               Guaranty fund assessment                               14               14                -
               Nonadmitted assets                                     67               54               13
               Other                                                  61               69               (8)
                                                          ------------------------------------------------
                   Gross deferred tax assets              $        3,471   $        3,053   $          418

          Deferred tax liabilities:
               Premium and other receivables              $          425   $          416   $            9
               Investment asset                                    1,156            1,034              122
               Other                                                   3                1                2
                                                          ------------------------------------------------
                   Gross deferred tax liabilities         $        1,584   $        1,451   $          133
                                                          ------------------------------------------------
                   Net admitted deferred tax asset        $        1,887   $        1,602   $          285
                                                          ================================================

     Statutory accounting principles limit the amount of gross deferred tax assets that can be included in Company surplus. This limit is based on a formula that takes into consideration available loss carryback capacity, expected timing of reversal for existing temporary differences, gross deferred tax liabilities and the level of Company surplus. At December 31, 2002 and 2001, the Company's gross deferred tax assets did not exceeded this limitation.

     Changes in deferred tax assets and liabilities related to unrealized gains and losses on investments are reported as a component of changes in unrealized capital gains and losses in the consolidated statement of changes in surplus. Other net changes in deferred tax assets and liabilities are direct adjustments to surplus and separately reported in the consolidated statement of changes in surplus.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

     The major components of current income tax expense (benefit) were as follows:

                                                        December 31,
                                                 --------------------------
                                                    2002            2001
                                                 ----------      ----------
                                                       (in millions)
         Current year income tax                 $       26      $      170
         Tax credits                                    (15)            (11)
         Equity tax (credit)                           (453)             14
                                                 ----------      ----------
           Total current tax expense (benefit)   $     (442)     $      173
                                                 ==========      ==========

     The Company's taxable income can vary significantly from gain from operations before taxes due to differences in revenue recognition and expense deduction between book and tax.

     The Company is subject to an "equity tax" that is assessed only on mutual life insurance companies. At December 31, 2001, the liability for income taxes payable included $453 million related to the Company's estimated liability for equity tax, primarily with respect to the 2001 tax year. In March 2002, Congress passed legislation that suspended assessments of equity tax for tax years 2001 through 2003. As a result, this liability was released as a credit to current tax expense during 2002.

     The Company's effective tax rates were 299% and 21% for the years ended December 31, 2002 and 2001. The effective rate is not the statutory rate applied to the Company's taxable income or loss by the Internal Revenue Service. It is a financial statement relationship that represents the relationship between the sum of total taxes, including those that affect net income and changes in deferred taxes not related to unrealized gains and losses on investments, to the sum of gain from operations before taxes and pretax net realized gains or losses. These financial statement effective rates were different than the applicable federal tax rate of 35% due primarily to differences between book and tax recognition of net investment income and realized capital gains and losses, prior year adjustments and the impact the of equity tax in 2002.

     The effective tax rate for the year ended December 31, 2000 was 16%, based only on tax expense attributed to net gain from operations and its relationship to gain from operations before taxes. The effective rate was less than the applicable federal rate of 35% due primarily to differences between book and tax recognition of investment income and realized capital gains and losses and prior year adjustments.

     Income taxes incurred in the current and prior years of $1.7 billion are available at December 31, 2002 for recoupment in the event of future net losses.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

11.  Frank Russell Company Acquisition and Goodwill

     The Company acquired Frank Russell Company ("Russell") effective January 1, 1999 for a purchase price of approximately $955 million plus contingent consideration. Russell, a global leader in multi-manger investment services, provides investment products and services in more than 35 countries. This investment is accounted for using the equity method, adjusted for the charge-off of acquisition goodwill, and is included in common stocks in the consolidated statement of financial position. Since the date of acquisition, the Company charged-off directly from surplus approximately $882 million, representing the goodwill associated with the acquisition. The Company has received permission from the OCI for this statutory accounting treatment, which is different than the NAIC "Accounting Practices and Procedures Manual".

     The Company has unconditionally guaranteed certain debt obligations of Russell, including $350 million of senior notes and up to $150 million of other credit facilities.

12.  Contingencies

     The Company has also guaranteed certain obligations of other affiliates. These guarantees totaled approximately $112 million at December 31, 2002 and are generally supported by the underlying net asset values of the affiliates. In addition, the Company routinely makes commitments to fund mortgage loans or other investments in the normal course of business. These commitments aggregated to $2.2 billion at December 31, 2002 and were extended at market interest rates and terms.

     The Company is engaged in various legal actions in the normal course of its investment and insurance operations. In the opinion of management, losses that may result from such actions would not have a material effect on the Company's financial position at December 31, 2002.

13.  Related Party Transactions

     During 2001 and 2000, the Company transferred appreciated equity investments to wholly-owned subsidiaries as a capital contribution to the subsidiaries. Realized capital gains of $244 million and $220 million for 2001 and 2000, respectively, were reported based on the fair value of the assets at transfer.

                   FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL

The Northwestern Mutual Life Insurance Company
Consolidated Statement of Cash Flows
(in millions)
--------------------------------------------------------------------------------

14.  Fair Value of Financial Instruments

     The fair value of investment assets, including derivatives, and certain policy liabilities at December 31, 2002 and 2001 were as follows:

                                                        December                     December
                                                        31, 2002                     31, 2001
                                              --------------------------   ----------------------------
                                               Statement        Fair        Statement          Fair
                                                 Value          Value         Value            Value
                                              -----------    -----------   -----------      -----------
                                                                   (in millions)
     Assets:
       Bonds                                  $    50,597    $    53,311   $    44,306      $    45,200
       Common and preferred stocks                  4,902          6,373         5,369            7,072
       Mortgage loans                              15,692         17,485        15,164           15,875
       Real estate                                  1,503          2,181         1,671            2,406
       Policy loans                                 9,292          9,628         9,028            9,375
       Other investments                            4,242          4,802         4,817            5,244
       Cash and short-term investments              1,814          1,814         2,018            2,018

     Liabilities:
       Investment-type insurance reserves     $     3,737    $     3,562   $     3,417      $     3,191

     Fair value of bonds, common d preferred stocks and derivative financial instruments are based upon quoted market prices, when available. For those not actively traded, fair values are estimated using independent pricing services or internally developed pricing models. The fair value of mortgage loans is estimated by discounting estimated future cash flows using market interest rates for debt with comparable credit risk and maturities. Real estate fair value is determined by discounting estimated future cash flows using market interest rates. Policy loan fair value is estimated based on discounted projected cash flows using market interest rates and assumptions regarding future loan repayments based on Company experience. Other investments primarily represent joint ventures and partnerships, for which the equity method approximates fair value.

     The fair value of investment-type insurance reserves is estimated by discounting estimated future cash flows at market interest rates for similar instruments with comparable maturities.

[LETTERHEAD OF PRICEWATERHOUSECOOPERS LLP]


Report of Independent Accountants

To the Board of Trustees and Policyowners of The Northwestern Mutual Life Insurance Company


We have audited the accompanying consolidated statement of financial position of The Northwestern Mutual Life Insurance Company and its subsidiary ("the Company") as of December 31, 2002 and 2001, and the related consolidated statements of operations, of changes in surplus and of cash flows for each of the three years in the period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these consolidated financial statements using accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting), which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the consolidated financial statements are not intended to represent a presentation in accordance with accounting principles generally accepted in the United States. The effects on the consolidated financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States, although not reasonably determinable, are presumed to be material.

In our opinion, the consolidated financial statements audited by us (1) do not present fairly in conformity with generally accepted accounting principles, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001, or the results of their operations or their cash flows for each of the three years in the period ended December 31, 2002 because of the effects of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America referred to in the preceding paragraph, and (2) do present fairly, in all material respects, the financial position of The Northwestern Mutual Life Insurance Company and its subsidiary as of December 31, 2002 and 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, on the basis of accounting described in Note 1.

As discussed in Note 1 to the financial statements, the Company adopted the accounting policies in the revised National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" - Effective January 1, 2001, as required by the Office of the Commissioner of Insurance of the State of Wisconsin. The effect of adoption is recorded as an adjustment to surplus as of January 1, 2001.

PRICEWATERHOUSECOOPERS LLP
January 21, 2003

                                TABLE OF CONTENTS

                                                                            Page
DISTRIBUTION OF THE POLICIES .............................................. B-2

UNDERWRITING PROCEDURES ................................................... B-2

EXPERTS ................................................................... B-3

FINANCIAL STATEMENTS OF THE ACCOUNT ....................................... B-4
(as of December 31, 2002 and for each of the two years in
 the period ended December 31, 2002)

  Report of Independent Accountants                                         B-18
  (as of December 31, 2002 and for each of the two years in
  the period ended December 31, 2002)

FINANCIAL STATEMENTS OF NORTHWESTERN MUTUAL ............................... B-19
(as of December 31, 2002 and 2001 and for each of the three
years in the period ended December 31, 2002)

  Report of Independent Accountants ....................................... B-48
  (as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002)

                                     PART C

                                OTHER INFORMATION

Item 27.  Exhibits

(a) Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account. Previously filed as Exhibit A(1) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and incorporated herein by reference.

(b)  Not Applicable.

(c) Distribution Agreement between NML Equity Services, Inc. (now Northwestern Mutual Investment Services, LLC) and The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(3)(a)with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(d) Form of each contract - The following exhibits were previously filed as Exhibits 1A(5)(c), 1A(5)(d), 1A(5)(e), 1A(5)(f), 1A(11),
     1A(13)(i)(ii)(iii)(iv), 2(a), 2(b), 2(c), 2(d), and 2(e), respectively, with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 15, 1984 - Attached hereto.

     (1) Extra Ordinary Variable Life Insurance Policy (Variable Whole Life Policy with Extra Life Protection), MM17, with application

     (2) Extra Ordinary Variable Life Insurance Policy (Variable Whole Life Policy with Extra Life Protection), MP17, with application (for employers)

     (3) Single Premium Variable Whole Life Insurance Policy, MM16, with application

     (4) Single Premium Variable Whole Life Insurance Policy, MP16, with application (for employers)

     (5)  Form of notice of short-term cancellation right

     (6)  Forms of Optional Riders:

                (i)    Waiver of Premium Benefit
                (ii)   Accidental Death Benefit
                (iii)  Additional Purchase Benefit
                (iv)   Term Insurance Benefit

     (7)  Form of Amendment to Variable Life and Variable EOL Form MM.305.(0593)

     (8)  Form of Amendment to Single Premium Variable Life Form MM.306.(0593)

     (9)  Form of Amendment to Variable Whole Life Form MM.305.(0594)

     (10) Form of Amendment to Variable Whole Life Form MM.305.(0594)

     (11) Form of Amendment to Variable Single Premium Life Form MM.306.(0594)

(d) Amendment to Variable Life and Variable EOL Policy. Previously filed as exhibit A(5)(a) with Post-Effective Amendment No. 21 to the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account,

        File No. 2-89972, CIK 0000742277, dated February 25, 1999, and incorporated herein by reference.

(e) Application forms included in Exhibits (d)(1) through (d)(4). Previously filed as Exhibit 1(A)(10) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(f) Articles of Incorporation of The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(6)(a) with Post-Effective Amendment No. 18 to the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, CIK 0000742277, dated April 26, 1996, and incorporated herein by reference.

(f) Amended By-Laws of The Northwestern Mutual Life Insurance Company dated January 28, 1998. Previously filed as Exhibit A(6)(b) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and incorporated herein by reference.

(f) Amendment to By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002 - Attached hereto.

(g)     Form of Reinsurance Agreement - Attached hereto.

(h)(1) Form of Participation Agreement Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(9)(a) with Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 25, 1999, and incorporated herein by reference.

(h)(2) Form of Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors and The Northwestern Mutual Life Insurance Company, filed as Exhibit (h)(2) with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and incorporated herein by reference.

(i)     Not Applicable.

(j) Agreement among the Account and its Co-Depositors. Previously filed as Exhibit A(8) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and incorporated herein by reference.

(j) Description of Method of Computing Adjustment upon Conversion. Previously filed as Exhibit 1A(12)(a) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(k) Opinion and Consent of Peter W. Bruce, Esq. Previously filed as Exhibit 3 with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Consent of PricewaterhouseCoopers LLP - Attached hereto.

(o)  Not Applicable.

(p)  Not Applicable.

(q) Memorandum describing the Depositor's issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-2(b)(12)(ii) and method of computing cash adjustment upon exercise of right to exchange for fixed-benefit insurance pursuant to Rule 6e-2(b)(13)(v)(B). Previously filed as Exhibit 1A(12) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 15, 1984 - Attached hereto.

Item 28.  Directors and Officers of the Depositor

     The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as "officers" as that term is used for certain purposes of the federal securities laws and rules thereunder.

TRUSTEES

Name                                    Business Address
----                                    ----------------

Edward E. Barr                          Sun Chemical Corporation
                                        222 Bridge Plaza South
                                        Fort Lee, NJ 07024

John M. Bremer                          The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

Peter W. Bruce                          The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

Robert C. Buchanan                      Fox Valley Corporation
                                        100 West Lawrence Street
                                        P.O. Box 727
                                        Appleton, WI 54911

George A. Dickerman                     68 Normandy Road
                                        Longmeadow, MA 01106-1259

Pierre S. du Pont                       Richards, Layton & Finger
                                        P.O. Box 551
                                        1 Rodney Square
                                        Wilmington, DE 19899

James D. Ericson                        777 East Wisconsin Avenue
                                        Suite 3010
                                        Milwaukee, WI 53202

David A. Erne                           Reinhart Boener Van Deuren sc
                                        1000 North Water Street
                                        Suite 2100
                                        Milwaukee, WI 53202

J. E. Gallegos                          Gallegos Law Firm
                                        460 St. Michaels
                                        Drive Building 300
                                        Santa Fe, NM 87505

Stephen N. Graff                        805 Lone Tree Road
                                        Elm Grove, WI 53122-2014

Patricia Albjerg Graham                 Graduate School of Education
                                        Harvard University
                                        420 Gutman
                                        Cambridge, MA  02138

James P. Hackett                        Steelcase Inc.
                                        901 - 44/th/ Street
                                        Grand Rapids, MI  49508

Stephen F. Keller                       101 South Las Palmas Avenue
                                        Los Angeles, CA 90004

Barbara A. King                         Landscape Structures, Inc.
                                        Route 3
                                        601-7th Street South
                                        Delano, MN 55328

J. Thomas Lewis                         228 St. Charles Avenue
                                        Suite 1024 New
                                        Orleans, LA 70130

Daniel F. McKeithan, Jr.                Tamarack Petroleum Company, Inc.
                                        Suite 1920
                                        777 East Wisconsin Avenue
                                        Milwaukee, WI 53202

H. Mason Sizemore, Jr.                  2054 N.W. Blue Ridge Drive
                                        Seattle, WA 98177

Harold B. Smith, Jr.                    Illinois Tool Works, Inc.
                                        3600 West Lake Avenue
                                        Glenview, IL 60625-5811

Sherwood H. Smith, Jr.                  CP&L
                                        421 Fayetteville Street Mall
                                        P.O. Box 1551
                                        Raleigh, NC 27602

Peter M. Sommerhauser                   Godfrey & Kahn, S.C.
                                        780 North Water Street
                                        Milwaukee, WI 53202-3590

John E. Steuri                          52 River Ridge Road
                                        Little Rock, AR 72227-1518

John J. Stollenwerk                     Allen-Edmonds Shoe Corporation
                                        201 East Seven Hills Road
                                        P.O. Box 998
                                        Port Washington, WI 53074-0998

Barry L. Williams                       Williams Pacific Ventures, Inc.
                                        109 Stevenson Street - 5/th/ Floor
                                        San Francisco, CA 94105-3409

Kathryn D. Wriston                      c/o Shearman & Sterling
                                        599 Lexington Avenue, Room 1064
                                        New York, NY 10022

Edward J. Zore                          The Northwestern Mutual Life
                                         Insurance Company
                                        720 East Wisconsin Avenue
                                        Milwaukee, WI 53202

EXECUTIVE OFFICERS

Name                         Title
----                         -----
Edward J. Zore             President and Chief Executive Officer
John M. Bremer             Senior Executive Vice President and Chief Compliance Officer
Peter W. Bruce             Senior Executive Vice President (Insurance)
Deborah A. Beck            Executive Vice President (Planning and Technology)
William H. Beckley         Executive Vice President (Agencies)
Bruce L. Miller            Executive  Vice President (Marketing)
Mason G. Ross              Executive Vice President and Chief Investment Officer
Mark G. Doll               Senior Vice President (Public Markets)
Richard L. Hall            Senior Vice President (Life Insurance)
William C. Koenig          Senior Vice President and Chief Actuary
Gary A. Poliner            Senior Vice President & CFO
Charles D. Robinson        Senior Vice President (Investment Products and Services)
John E. Schlifske          Senior Vice President (Securities and Real Estate)
Leonard F. Stecklein       Senior Vice President (Annuity and Accumulation Products)
Frederic H. Sweet          Senior Vice President (Corporate and Government Relations)
Robert J. Berdan           Vice President, General Counsel and Secretary
Steven T. Catlett          Vice President and Controller
Thomas E. Dyer             Vice President (Corporate Services)
Christine H. Fiasca        Vice President (Field Systems Administration)
Susan A. Lueger            Vice President (Human Resources)
Jean M. Maier              Vice President (Field Services Support)
Meridee J. Maynard         Vice President (Disability Income)
Gregory C. Oberland        Vice President (New Business)
Barbara F. Piehler         Vice President (Information Systems)
Marcia Rimai               Vice President (Policyowner Services)
Lora A. Rosenbaum          Vice President (Compliance/Best Practices)
J. Edward Tippetts         Vice President (Field Development)
Martha M. Valerio          Vice President (Information Systems)
David B. Wescoe            Vice President (Northwestern Mutual Investment Services)
W. Ward White              Vice President (Communications)
Michael L. Youngman        Vice President (Government Relations)

OTHER OFFICERS

Name                   Title
----                   -----

Abbott, John           Director DI Special Invest Unit/Field Benefit Reps
Amerell, Jac           Director Investment Accounting
Backe, Mark            Asst. General Counsel & Asst. Secretary
Barlow, Walter         Assistant Director Education
Berger, Beth           Asst. General Counsel & Asst. Secretary
Bessette, Frederick    Asst. General Counsel & Asst. Secretary
Bleidorn, Melissa      Asst. General Counsel & Asst. Secretary

Bluhm, Rodney                 Asst. General Counsel & Asst. Secretary
Botcher, Sandra               Asst. General Counsel & Asst. Secretary
Brower, Anne                  Asst. General Counsel & Asst. Secretary
Bula, Michael                 Asst. General Counsel & Asst. Secretary
Cain, John                    Assistant Director Policyowner Services
Canady, Gwen                  Assistant Director Corporate Reporting
Carter, Michael               Vice President Policyowner Services
Christianson, Thomas          Director Advanced Business Services
Close, Alan                   Director Accounting Policy
Courtney, Barbara             Director Mutual Fund Accounting
Darland, Dennis               Assistant Director DI Benefit
Dunn, John                    Asst. General Counsel & Asst. Secretary
Eben, James                   Asst. General Counsel & Asst. Secretary
Fleming, Kate                 Asst. General Counsel & Asst. Secretary
Forecki, Donald               Director Investment Operations
Frasher, James                Asst. General Counsel & Asst. Secretary
Garofani, John                Asst. General Counsel & Asst. Secretary
Garthwait, Richard            Vice President System Administration
Gavin, Sheila                 Asst. General Counsel & Asst. Secretary
Gleeson, Robert               Vice President & Medical Director
Goetze, Jason                 Assistant Director Long Term Care Compliance/Sales
Greene, C. Claibourne         Asst. General Counsel & Asst. Secretary
Grogan, John                  Vice President DI Benefits
Gurlik, Gregory               Director Long Term Care Product Development
Hagen, Ronald                 Vice President Long Term Care
Heaton, Paul                  Vice President & Litigation Counsel
Hewitt, Gary                  Vice President Treasury & Investment Operations
Hillmann, Patricia            Assistant Director Annuity Accumulation Products
Hoffman, Richard              Vice President Audit
Horn, Diane                   Director Field Compliance
Idleman, Elizabeth            Asst. General Counsel & Asst. Secretary
Kaprelian, Mark               Asst. General Counsel & Asst. Secretary
Kern, James                   Director DI Underwriting
Knuth, Daniel                 Director
Koelbl, James                 Asst. General Counsel & Asst. Secretary
Kowalsky, Robert              Vice President & Chief Architect
Kracht, Carol                 Vice President & Investment Counsel-Securities
Krueger, Patricia             Director Annuity Customer Service
Kuzminski, Todd               Assistant Director Investment Accounting
Kuznacic, James               Assistant Director Policyowner Services
Landry, Dean                  Assistant Director Investment Accounting
Lemanczyk, Donna              Director Investment Processing
Lentini, Elizabeth            Asst. General Counsel & Asst. Secretary
Levy, Teresa                  Asst. General Counsel & Asst. Secretary
Lewis, Sally                  Asst. General Counsel & Asst. Secretary
Lofgren, Kurt                 Asst. General Counsel & Asst. Secretary
Loxton, George                Asst. General Counsel & Asst. Secretary
Lundberg, Merrill             Asst. General Counsel & Asst. Secretary
Mabie, Dean                   Asst. General Counsel & Asst. Secretary
Magalska, Jon                 Actuary
Marks, Jeffrey                Director ES-INS & Res
Martinie, Steve               Asst. General Counsel & Asst. Secretary
Matchulat, Ted                Director Product Compliance

McCown, William              Vice President & Investment Counsel - Real Estate
McElwee, Paul                Asst. General Counsel & Asst. Secretary
McFarland, James L.          Asst. General Counsel & Asst. Secretary
McGinley, Daniel             Director Field Management Development
McKeown, Patrick             Investment Research Consultant
McLennon, Mark               Director Annuity Accumulation Product Sales Support
Meihsner, Larry              Asst. General Counsel & Asst. Secretary
Menting, Christopher         Asst. General Counsel & Asst. Secretary
Meyers, Richard              Asst. General Counsel & Asst. Secretary
Milewski, Lynn               Director Annuity New Business Compliance
Miller, Sara                 Vice President Specialty Markets
Moakley, Daniel              Asst. General Counsel & Asst. Secretary
Mocarski, Jill               Medical Director
Molloy, Karen                Director Banking & Cash Management
Moro-Goane, Diana            Director Marketing Materials Review
Morris, Scott J.             Asst. General Counsel & Asst. Secretary
Nelson, David K.             Asst. General Counsel & Asst. Secretary
Nelson, Mary S.              Asst. General Counsel & Asst. Secretary
Nelson, Ronald C.            Dir Product Development & Strategy
Nelson, Timothy              Director Market Conduct
Niehaus, Jeffrey             Director Product & Systems
Niessing, Karen              Director Policyowner Services
Otto, Timothy                Asst. General Counsel & Asst. Secretary
Panighetti, Arthur           Vice President Tax
Perez, David                 Asst. General Counsel & Asst. Secretary
Perkins, Judith              Asst. General Counsel & Asst. Secretary
Peterson, Peter              Director Long Term Care Administration
Pickering, William           Asst. General Counsel & Asst. Secretary
Pogoriler, Harvey            Asst. General Counsel & Asst. Secretary
Porter, Rebecca              Director Policyowner Services
Powell, Randolph             Medical Director
Rabenn, Thomas               Asst. General Counsel & Asst. Secretary
Remstad, David               Vice President Life Product
Richards, Thomas             Vice President Agency Development
Richter, Richard             Vice President System Administration
Riedl, Daniel                Vice President & Financial Services Counsel
Rivera, Kathleen             Vice President & Insurance Counsel
Rodenkirk, Faith             Assistant Director Business Markets
Roou, Tammy                  Asst. General Counsel & Asst. Secretary
Ruys, Stephen                Director Information Systems
Schachtner, Mary Ann         Director Field Training & Development
Schaefer, Linda              Director Policyowner Services
Schattschneider, Cal         Assistant Director Corporate Development
Scheer, Thomas               Asst. General Counsel & Asst. Secretary
Schenk, Carlen               Director Compliance Support
Schluter, Kathleen           Vice President & Tax Counsel
Schmidt, Calvin              Vice President Information Systems
Schneider, Rodd              Asst. General Counsel & Asst. Secretary
Seguin, Norman               Director Ad Valorem Tax
Shaw, Catherine              Asst. General Counsel & Asst. Secretary
Sheaffer, John               Director Agent Services
Silber, David                Asst. General Counsel & Asst. Secretary
Silverman, Stephen M.        Asst. General Counsel & Asst. Secretary

Skalecki, Paul                Sr Actuary
Smith, Mark                   Associate General Counsel & Asst. Secretary
Smith, Warren                 Assistant Director Architecture
Snyder, Richard               Assistant Director Mutual Funds
Spellman, Robert              Vice President & Chief Medical Director
Sternman, William             Director Corporate Development & Research
Stevens, Karen                Asst. General Counsel & Asst. Secretary
Svehlek, Cheryl               Assistant Director DI Underwriting Large Case
Taknint, Rachel               Asst. General Counsel & Asst. Secretary
Talajkowski, Thomas           Assistant Director Tax
Taylor, Earl                  Asst. General Counsel & Asst. Secretary
Tews, Paul                    Director Investment Planning
Van Groll, Mary Beth          Vice President Information Systems
Versnik, Natalie              Assistant Director DI Benefits
Warner, Kathleen              Director
Weiner, Joel                  Medical Director
Wilbert, Catherine            Asst. General Counsel & Asst. Secretary
Wilkinson, Donald             Vice President Agency Administration
Williams, Jeffrey             Director Corporate Risk Management
Wills, Anne                   Assistant Director Policyowner Services
Woodcock, Penny               Assistant Director DI Quality Assurance
Young, Catherine              Asst. General Counsel & Asst. Secretary
Zimmermann, Patricia          Director Investment Technology & Development
Zwieg, Phillip                Vice President Information Systems
Zysk, Robert                  Director Tax Compliance

The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         The subsidiaries of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"), as of December 31, 2002 are set forth on pages C-10 through C-12. In addition to the subsidiaries set forth on pages C-10 through C-12, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:

         1. NML Variable Annuity Account A
         2. NML Variable Annuity Account B
         3. NML Variable Annuity Account C
         4. Northwestern Mutual Variable Life Account

         Northwestern Mutual Series Fund, Inc. and Russell Insurance Funds (the "Funds"), shown on page C-10 as subsidiaries of Northwestern Mutual, are investment companies, registered under the Investment Company Act of 1940, offering their shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the accounts, or in the same proportions as the shares which are so voted.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2002)

The Northwestern Mutual Life Insurance Company/2/                                            Jurisdiction of  Incorporation
    General Account ......................................................................                        Wisconsin
    NML Variable Annuity Account A* ......................................................                        Wisconsin
    NML Variable Annuity Account B* ......................................................                        Wisconsin
    NML Variable Annuity Account C* ......................................................                        Wisconsin
    NML Variable Life Account* ...........................................................                        Wisconsin
    NML Group Annuity Separate Account ...................................................                        Wisconsin
    Frank Russell Company and its subsidiaries - 96% .....................................                       Washington
    Bradford, Inc. - 100% ................................................................                         Delaware
    NML/Tallahassee, Inc. - 100% .........................................................                          Florida
    Northwestern Investment Management Company, LLC - 100% ...............................                         Delaware
    Northwestern Mutual Las Vegas, Inc. - 100% ...........................................                           Nevada
    Northwestern Long Term Care Insurance Company - 100% .................................                         Illinois
    Northwestern Mutual Trust Company - 100% .............................................             Federal Savings Bank
    Northwestern International Holdings, Inc. - 100% .....................................                         Delaware
    Northwestern Foreign Holdings B.V. - 100% ............................................                      Netherlands
    Saskatoon Centre, Limited - 100% (inactive) ..........................................                  Ontario, Canada
    Network Planning Advisors, LLC - 100% ................................................                        Wisconsin
    Northwestern Mutual Series Fund, Inc. (and its 15 portfolios) - 100%/3/ ..............                         Maryland
    Russell Insurance Funds (and its 5 funds) -  81% .....................................                    Massachusetts
    Mason Street Advisors, LLC - 100% ....................................................                         Delaware
    Mason Street Funds, Inc. (and its 11 funds) -  67%/4/ ................................                         Maryland
    Baird Holding Company - 80 % .........................................................                        Wisconsin
    Baird Holding Company owns 80% of Baird Financial Corporation. .......................                        Wisconsin
          Baird Financial Corporation  holds 80% of the voting stock of Robert
          W. Baird & Co., Incorporated and various subsidiaries.
    Northwestern Mutual Investment Services, LLC - 100% ..................................                        Wisconsin
    Northwestern Reinsurance Holdings N.V. - 100% ........................................                      Netherlands
    Northwestern Securities Holdings, LLC - 100% .........................................                         Delaware
    NML - CBO, LLC - 100% ................................................................                         Delaware
    JYD, LLC - 100% ......................................................................                         Delaware

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) The foregoing subsidiaries in NM are unconsolidated and do not file financial statements, except for those marked with an asterisk.
(3) Aggressive Growth Stock, Balanced, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, Franklin Templeton International Equity, Money Market, Select Bond, Small Cap Growth Stock, T. Rowe Price Small Cap Value, International Growth, Capital Guardian Domestic Equity and Asset Allocation.
(4) Aggressive Growth Stock, Asset Allocation, Large Cap Core Stock, Growth Stock, High Yield Bond, Index 400 Stock, Index 500 Stock, International Equity, Municipal Bond, Select Bond and Small Cap Growth Stock.

                    NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2002)

NML Securities Holdings, LLC/2/ - 100%                                            Jurisdiction of Incorporation
NW Pipeline, Inc. - 100% ..............................................................                  Texas
Painted Rock Development Corporation - 100% ...........................................                Arizona
NML Development Corporation - 100% ....................................................               Delaware
Stadium and Arena Management, Inc. - 100% .............................................               Delaware
Carlisle Ventures, Inc. - 100% ........................................................               Delaware
Park Forest Northeast, Inc. - 100% ....................................................               Delaware
Travers International Sales, Inc. - 100% ..............................................         Virgin Islands
Highbrook International Sales, Inc. - 100% ............................................         Virgin Islands
Elderwood International Sales, Inc. - 100% ............................................         Virgin Islands
Mallon International Sales, Inc. - 100% ...............................................         Virgin Islands
Higgins, Inc. - 100% ..................................................................               Delaware
Hobby, Inc. - 100% ....................................................................               Delaware
Baraboo, Inc. - 100% ..................................................................               Delaware
Elizabeth International Sales, Inc. - 100% ............................................         Virgin Islands
Alexandra International Sales, Inc. - 100% ............................................         Virgin Islands
Jack International Sales, Inc. - 100% .................................................         Virgin Islands
Justin International FSC, Inc. - 100% .................................................         Virgin Islands
North Van Buren, Inc. - 100% ..........................................................               Delaware
Northwestern Mutual Life
   International, Inc. - 100% .........................................................               Delaware
Kristiana International Sales, Inc. - 100% ............................................         Virgin Islands
NML/Mid Atlantic, Inc. - 100% .........................................................             New Jersey
KerryAnne International Sales, Inc. - 100% ............................................         Virgin Islands
Regina International Sales, Inc. - 100% ...............................................         Virgin Islands
Maroon, Inc. - 100% ...................................................................               Delaware
Coral, Inc. - 100% ....................................................................               Delaware
Lydell, Inc. - 100% ...................................................................               Delaware
Klode, Inc. - 100% ....................................................................               Delaware
Lake Bluff, Inc. - 100% (inactive) ....................................................               Delaware
Nicolet, Inc. - 100% ..................................................................               Delaware
Tupelo, Inc. - 100% (inactive) ........................................................               Delaware
Sean International Sales, Inc. - 100% .................................................         Virgin Islands
Brian International Sales, Inc. - 100% ................................................         Virgin Islands
Brendan International Sales, Inc. - 100% ..............................................         Virgin Islands
Mason & Marshall, Inc. - 100% .........................................................               Delaware
White Oaks, Inc. - 100% ...............................................................               Delaware
Hazel, Inc. - 100% ....................................................................               Delaware
Northwestern  Securities Partnership ..................................................               Delaware
   Holdings, LLC - 100%

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) The foregoing subsidiaries in NML Securities Holdings, LLC are unconsolidated and do not file financial statements.

                   NORTHWESTERN MUTUAL CORPORATE STRUCTURE/1/
                            (as of December 31, 2002)

NML Real Estate Holdings, LLC/2/ - 100%                                     Jurisdiction of  Incorporation
  The Grand Avenue Corporation - 99.18% ..............................................           Wisconsin
  Solar Resources, Inc. - 100% .......................................................           Wisconsin
  Rocket Sports, Inc. - 100% (inactive) ..............................................               Texas
  St. James Apartments, LLC - 100% ...................................................            Delaware
  RE Corporation - 100% ..............................................................            Delaware
  INV Corp. - 100% ...................................................................            Delaware
  Elizabeth Lakes Associates - 100% (inactive) .......................................            Michigan
  Logan, Inc. - 100% .................................................................            Delaware
  Green Room Properties, LLC - 100% ..................................................            Delaware
  Summerhill Management, LLC - 100% ..................................................            Delaware
  New Arcade Parking, LLC - 100% .....................................................           Wisconsin
  NMIS Alabama Agency, LLC - 100% ....................................................             Alabama
  NMIS Massachusetts Insurance Agency, LLC - 100% ....................................       Massachusetts
  Northwestern Real Estate Partnership Holdings, LLC - 100% ..........................            Delaware
  NML Buffalo Agency, Inc. - 100% ....................................................            New York
  Mitchell, Inc. - 100% ..............................................................            Delaware
  Cass Corporation - 100% ............................................................            Delaware
  Burgundy, Inc. - 100% ..............................................................            Delaware
  Amber, Inc. - 100% .................................................................            Delaware
  Olive, Inc. - 100% .................................................................            Delaware
  Bayridge, Inc. - 100% ..............................................................            Delaware
  Ryan, Inc. - 100% ..................................................................            Delaware
  Pembrook, Inc. - 100% ..............................................................            Delaware
  PBClub, Inc. - 100% ................................................................            Delaware
  Diversey, Inc. - 100% ..............................................................            Delaware
  Russet, Inc. - 100% ................................................................            Delaware
  Summerhill Property, LLC - 100% ....................................................            Delaware
  New Arcade, LLC - 100% .............................................................           Wisconsin
  Summit Mall, LLC - 100% ............................................................            Delaware
  NMIS Georgia Agency, LLC - 100% ....................................................             Georgia
  Chateau, Inc. - 100% ...............................................................            Delaware

(1) Except for certain real estate partnerships/LLCs, includes all NM mutual funds and other corporations of which more than 50% ownership is controlled by NM.
(2) The foregoing investment subsidiaries in NML Real Estate Holdings, LLC are unconsolidated and do not file financial statements.

 Item 30.  Indemnification

         That portion of the By-laws of Northwestern Mutual relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as an exhibit to the registration statement for Northwestern Mutual Variable Life Account on July 15, 1998.

Item 31.  Principal Underwriters

         (a) Northwestern Mutual Investment Services, LLC ("NMIS"), the co-depositor of the Registrant, may be considered the principal underwriter currently distributing securities of the Registrant. NMIS is also co-depositor, and may be considered the principal underwriter, for NML Variable Annuity Account B, a separate investment account of Northwestern Mutual registered under the Investment Company Act of 1940 as a unit investment trust. In addition, NMIS is the principal underwriter for Mason Street Funds, Inc., a management investment company registered as such under the Investment Company Act of 1940.

         (b) The directors and officers of NMIS are as follows:

Name                                                                            Position
----                                                                            --------
 Theresa H. Ambord                                       Vice President
 William H. Beckley                                      Director and Executive Vice President, Sales
 Lisa M. Belli-Fuchs                                     Assistant Treasurer
 Stephanie H. Breit                                      Assistant Vice President
 Walter J. Chossek                                       Treasurer
 Eric P. Christophersen                                  Senior Vice President
 Steven J. Dryer                                         First Vice President, Business Development
 Susan M. Emmer                                          Vice President, Field Training Manager
 Bradley L. Eull                                         Assistant Vice President
 William J. Flood                                        Assistant Vice President
 John E. Gawelski                                        Vice President
 Don P. Gehrke                                           First Vice President, Systems Administration and
                                                         Reporting
 Richard L. Hall                                         Senior Vice President, Variable Life Insurance
 Diane B. Horn                                           Senior Vice President and Chief Compliance Officer
 Mark A. Kaprelian                                       Secretary
 John C. Kelly                                           Assistant Treasurer
 Beatrice C. Kmiec                                       Vice President, Variable Life Administration
 Michelle D. Kovacevic                                   Vice President, Account Information Services
                                                         Manager
 LeAnn F. Kuhagen                                        Assistant Vice President
 Steven J. LaFore                                        Vice President, Retirement Plans Support
 Jennifer L. Manderfield                                 Assistant Vice President, Transaction Support Services
                                                         Manager
 Allan J. McDonell                                       First Vice President, Order Entry Desk
 Brian M. Moran                                          Vice President, Field Inspections
 Lisa L. North                                           Assistant Vice President
 Evelyn M. Rewolinski                                    Assistant Vice president, Trade Correction Support
 Richard R. Richter                                      Regional Vice President, Field Management
 Lora A. Rosenbaum                                       Executive Vice President, Compliance and Best
                                                         Practices
 Stephanie M. Sanders                                    Assistant Vice president, Internal Trainer
 Alexander D. Schneble                                   Vice President, Transaction Support Services Project
                                                         Leader

 Jacquelyn L. Sklenar                                    First Vice President, Sales Support and Promotion
 Leonard F. Stecklein                                    Senior Vice President, Variable Annuities
 Julie A. Stenzel                                        First Vice President, Investment Client Services
 Lisa Teuteberg                                          Vice President
 Kellen A. Thiel                                         First Vice President, Investment Products
 Preston J. Turner                                       Vice President, Field Training and Development
 David B. Wescoe                                         Director, President and CEO
 Donald R. Wilkinson                                     Regional Vice President, Field Management
 Robert E. Zysk                                          Assistant Treasurer

The address for each director and officer of NMIS is 611 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

         (c) During 2002 life insurance agents of Northwestern Mutual who are also registered representatives of NMIS received commissions, including general agent overrides, in the aggregate amount of $97,054,099 for sales of variable life insurance policies, and interests therein, issued in connection with the Registrant.

Item 32. Location of Accounts and Records

         All accounts, books or other documents required to be maintained in connection with the Registrant's operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.

Item 33. Management Services

         There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.

Item 34. Fee Representation

         The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account, has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 28/th/ day of February, 2003.

                                       NORTHWESTERN MUTUAL VARIABLE LIFE
                                        ACCOUNT (Registrant)

                                         By  THE NORTHWESTERN MUTUAL LIFE
                                             INSURANCE COMPANY (Depositor)

Attest: ROBERT J. BERDAN                 By:  EDWARD J. ZORE
        -------------------------------       -----------------------------
        Robert J. Berdan                      Edward J. Zore, President
        Vice President, General Counsel       and Chief Executive Officer
        and Secretary
                                         By  NORTHWESTERN MUTUAL
                                             INVESTMENT SERVICES, LLC
                                             (Depositor)

Attest: MARK A. KAPRELIAN                By:  DAVID B. WESCOE
        -------------------------------       ----------------------------------
        Mark A. Kaprelian, Secretary          David B. Wescoe, President and CEO

        Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the depositors on the 28th day of February 2003.

                                         THE NORTHWESTERN MUTUAL LIFE
                                         INSURANCE COMPANY (Depositor)

Attest: ROBERT J. BERDAN                 By:  EDWARD J. ZORE
        -------------------------------       ----------------------------------
        Robert J. Berdan                      Edward J. Zore, President
        Vice President, General Counsel       and Chief Executive Officer
        and Secretary
                                          NORTHWESTERN MUTUAL INVESTMENT
                                          SERVICES, LLC (Depositor)

Attest: MARK A. KAPRELIAN                By:  DAVID B. WESCOE
        -------------------------------       ----------------------------------
        Mark A. Kaprelian, Secretary          David B. Wescoe, President and CEO

        Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities with the depositor and on the dates indicated:

Signature                         Title


EDWARD J. ZORE                Trustee, President and
---------------------------   Principal Executive              Dated
Edward J. Zore                Officer                          February 28, 2003

GARY A. POLINER
---------------------------   Senior Vice President and
Gary A. Poliner               Principal Financial Officer

STEVEN T. CATLETT
---------------------------   Vice President, Controller
Steven T. Catlett             and Principal Accounting Officer

HAROLD B. SMITH*                            Trustee
------------------------------
Harold B. Smith


J. THOMAS LEWIS*                            Trustee
------------------------------
J. Thomas Lewis


PATRICIA ALBJERG GRAHAM*                    Trustee
------------------------------
Patricia Albjerg Graham


STEPHEN F. KELLER*                          Trustee         Dated
------------------------------                              February 28, 2003
Stephen F. Keller


PIERRE S. du PONT*                          Trustee
------------------------------
Pierre S. du Pont


J. E. GALLEGOS*                             Trustee
------------------------------
J. E. Gallegos


KATHRYN D. WRISTON*                         Trustee
------------------------------
Kathryn D. Wriston


BARRY L. WILLIAMS*                          Trustee
------------------------------
Barry L. Williams


DANIEL F. MCKEITHAN, JR.*                   Trustee
------------------------------
Daniel F. McKeithan, Jr.


JAMES D. ERICSON*                           Trustee
------------------------------
James D. Ericson


EDWARD E. BARR*                             Trustee
------------------------------
Edward E. Barr


ROBERT C. BUCHANAN*                         Trustee
------------------------------
Robert C. Buchanan


SHERWOOD H. SMITH, JR.*                     Trustee
------------------------------
Sherwood H. Smith, Jr.


H. MASON SIZEMORE, JR.*                     Trustee
------------------------------
H. Mason Sizemore, Jr.


JOHN J. STOLLENWERK*                        Trustee
------------------------------
John J. Stollenwerk


GEORGE A. DICKERMAN*                        Trustee
------------------------------
George A. Dickerman

JOHN E. STEURI*                             Trustee
------------------------------
John E. Steuri

STEPHEN N. GRAFF*                           Trustee
------------------------------
Stephen N. Graff


BARBARA A. KING*                            Trustee
------------------------------
Barbara A. King


PETER M. SOMMERHAUSER*                      Trustee
------------------------------
Peter M. Sommerhauser


JAMES P. HACKETT*                           Trustee           Dated
------------------------------                                February 28, 2003
James P. Hackett


JOHN M. BREMER*                             Trustee
-----------------------------
John M. Bremer


PETER W. BRUCE*                             Trustee
------------------------------
Peter W. Bruce


______________________________              Trustee
David A. Erne



*By: EDWARD J. ZORE
     ---------------------------------
     Edward J. Zore, Attorney in fact,
     pursuant to the Power of Attorney
     attached hereto

                                POWER OF ATTORNEY

     The undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY hereby constitute and appoint Edward J. Zore and John M. Bremer, or either of them, their true and lawful attorneys and agents to sign the names of the undersigned Trustees to (1) the registration statement or statements to be filed under the Securities Act of 1933 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto in connection with variable contracts issued or sold by The Northwestern Mutual Life Insurance Company or any separate account credited therein and (2) the Form 10-K Annual Report or Reports of The Northwestern Mutual Life Insurance Company and/or its separate accounts for its or their fiscal year ended December 31, 2002 to be filed under the Securities Exchange Act of 1934 and to any instrument or document filed as part thereof or in connection therewith or in any way related thereto, and any and all amendments thereto. "Variable contracts" as used herein means any contracts providing for benefits or values which may vary according to the investment experience of any separate account maintained by The Northwestern Mutual Life Insurance Company, including variable annuity contracts and variable life insurance policies. Each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents this 24th day of July, 2002.

                                          EDWARD E. BARR                 Trustee
                                          -------------------------------
                                          Edward E. Barr


                                          JOHN M. BREMER                 Trustee
                                          -------------------------------
                                          John M. Bremer


                                          PETER W. BRUCE                 Trustee
                                          -------------------------------
                                          Peter W. Bruce


                                          ROBERT C. BUCHANAN             Trustee
                                          -------------------------------
                                          Robert C. Buchanan


                                          GEORGE A. DICKERMAN            Trustee
                                          -------------------------------
                                          George A. Dickerman


                                          PIERRE S. du PONT              Trustee
                                          -------------------------------
                                          Pierre S. du Pont


                                          JAMES D. ERICSON               Trustee
                                          -------------------------------
                                          James D. Ericson

                                         J. E. GALLEGOS                 Trustee
                                         -------------------------------
                                         J. E. Gallegos


                                         STEPHEN N. GRAFF               Trustee
                                         -------------------------------
                                         Stephen N. Graff


                                         PATRICIA ALBJERG GRAHAM        Trustee
                                         -------------------------------
                                         Patricia Albjerg Graham


                                         JAMES P. HACKETT               Trustee
                                         -------------------------------
                                         James P. Hackett


                                         STEPHEN F. KELLER              Trustee
                                         -------------------------------
                                         Stephen F. Keller


                                         BARBARA A. KING                Trustee
                                         -------------------------------
                                         Barbara A. King


                                         J. THOMAS LEWIS                Trustee
                                         J. Thomas Lewis


                                         DANIEL F. McKEITHAN, JR.       Trustee
                                         -------------------------------
                                         Daniel F. McKeithan, Jr.


                                         H. MASON SIZEMORE, JR.         Trustee
                                         -------------------------------
                                         H. Mason Sizemore, Jr.


                                         HAROLD B. SMITH                Trustee
                                         -------------------------------
                                         Harold B. Smith


                                         SHERWOOD H. SMITH, JR.         Trustee
                                         -------------------------------
                                         Sherwood H. Smith, Jr.

                                          PETER M. SOMMERHAUSER          Trustee
                                          -------------------------------
                                          Peter M. Sommerhauser


                                          JOHN E. STEURI                 Trustee
                                          -------------------------------
                                          John E. Steuri


                                          JOHN J. STOLLENWERK            Trustee
                                          -------------------------------
                                          John J. Stollenwerk


                                          BARRY L. WILLIAMS              Trustee
                                          -------------------------------
                                          Barry L. Williams


                                          KATHRYN D. WRISTON             Trustee
                                          -------------------------------
                                          Kathryn D. Wriston


                                          EDWARD J. ZORE                 Trustee
                                          -------------------------------
                                          Edward J. Zore

                                  EXHIBIT INDEX
                          EXHIBITS FILED WITH FORM N-6
                       POST-EFFECTIVE AMENDMENT NO. 26 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                       FOR
                    NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT

Exhibit Number                              Exhibit Name

(a) Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account. Previously filed as Exhibit A(1) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and incorporated herein by reference.

(b)  Not Applicable.

(c) Distribution Agreement between NML Equity Services, Inc. (now Northwestern Mutual Investment Services, LLC) and The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(3)(a)with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(d) Form of each contract - The following exhibits were previously filed as Exhibits 1A(5)(c), 1A(5)(d), 1A(5)(e), 1A(5)(f), 1A(11),
     1A(13)(i)(ii)(iii)(iv), 2(a), 2(b), 2(c), 2(d), and 2(e), respectively, with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 15, 1984 - Attached hereto.

     (1) Extra Ordinary Variable Life Insurance Policy (Variable Whole Life Policy with Extra Life Protection), MM17, with application

     (2) Extra Ordinary Variable Life Insurance Policy (Variable Whole Life Policy with Extra Life Protection), MP17, with application (for employers)

     (3) Single Premium Variable Whole Life Insurance Policy, MM16, with application

     (4) Single Premium Variable Whole Life Insurance Policy, MP16, with application (for employers)

     (5)  Form of notice of short-term cancellation right

     (6)  Forms of Optional Riders:

                (i)    Waiver of Premium Benefit
                (ii)   Accidental Death Benefit
                (iii)  Additional Purchase Benefit
                (iv)   Term Insurance Benefit

     (7)  Form of Amendment to Variable Life and Variable EOL Form MM.305.(0593)

     (8)  Form of Amendment to Single Premium Variable Life Form MM.306.(0593)

     (9)  Form of Amendment to Variable Whole Life Form MM.305.(0594)

     (10) Form of Amendment to Variable Whole Life Form MM.305.(0594)

     (11) Form of Amendment to Variable Single Premium Life Form MM.306.(0594)

(d) Amendment to Variable Life and Variable EOL Policy. Previously filed as exhibit A(5)(a) with Post-Effective Amendment No. 21 the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972 , CIK 0000742277, dated February 25, 1999, and incorporated herein by reference.

(e) Application forms included in Exhibits (d)(1) through (d)(4). Previously filed as Exhibit 1(A)(10) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(f) Articles of Incorporation of The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(6)(a) with Post-Effective Amendment No. 18 to the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, CIK 0000742277, dated April 26, 1996, and incorporated herein by reference.

(f) Amended By-Laws of The Northwestern Mutual Life Insurance Company dated January 28, 1998. Previously filed as Exhibit A(6)(b) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-59103, CIK 0000742277, dated July 15, 1998, and incorporated herein by reference.

(f) Amendment to By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002 - Attached hereto.

(g)     Form of Reinsurance Agreement - Attached hereto.

(h)(1) Form of Participation Agreement Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company. Previously filed as Exhibit A(9)(a) with Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 25, 1999, and incorporated herein by reference.

(h)(2) Form of Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors and The Northwestern Mutual Life Insurance Company, filed as Exhibit (h)(2) with Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 for Northwestern Mutual Variable Life Account, File No. 33-89188, CIK 0000742277, dated February 28, 2003, and incorporated herein by reference.

(i)     Not Applicable.

(j) Agreement among the Account and its Co-Depositors. Previously filed as Exhibit A(8) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 333-36865, CIK 0000742277, dated October 1, 1997, and incorporated herein by reference.

(j) Description of Method of Computing Adjustment upon Conversion. Previously filed as Exhibit 1A(12)(a) with the Registration Statement on

     Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(k) Opinion and Consent of Peter W. Bruce, Esq. Previously filed as Exhibit 3 with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 12, 1984 - Attached hereto.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Consent of PricewaterhouseCoopers LLP - Attached hereto.

(o)  Not Applicable.

(p)  Not Applicable.

(q) Memorandum describing the Depositor's issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-2(b)(12)(ii) and method of computing cash adjustment upon exercise of right to exchange for fixed-benefit insurance pursuant to Rule 6e-2(b)(13)(v)(B). Previously filed as Exhibit 1A(12) with the Registration Statement on Form S-6 for Northwestern Mutual Variable Life Account, File No. 2-89972, dated March 15, 1984 - Attached hereto.